SEMI-ANNUAL REPORT AS OF
MARCH 31, 1999 (UNAUDITED)


SEI INSTITUTIONAL
MANAGED TRUST



--------------------------------------------------------------------------------
Large Cap Value
--------------------------------------------------------------------------------
Large Cap Growth
--------------------------------------------------------------------------------
Tax Managed Large Cap
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
Small Cap Growth
--------------------------------------------------------------------------------
Mid-Cap
--------------------------------------------------------------------------------
Capital Appreciation
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Equity Income
--------------------------------------------------------------------------------
Balanced
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Core Fixed Income
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High Yield Bond
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[LOGO OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

STATEMENTS OF NET ASSETS..................................    1
STATEMENTS OF OPERATIONS..................................   52
STATEMENTS OF CHANGES IN NET ASSETS.......................   54
FINANCIAL HIGHLIGHTS......................................   56
NOTES TO FINANCIAL STATEMENTS.............................   59

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



LARGE CAP VALUE FUND

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------

COMMON STOCKS -- 98.9%
AEROSPACE & DEFENSE -- 0.9%
   Cordant Technologies              184,400     $    7,341
   Litton Industries*                179,700         10,333
                                                 ----------
                                                     17,674
                                                 ----------
AIR TRANSPORTATION -- 0.7%
   AMR*                              119,100          6,975
   Delta Air Lines                   102,500          7,124
                                                 ----------
                                                     14,099
                                                 ----------
AIRCRAFT -- 1.9%
   Rockwell International            101,600          4,312
   Textron                           105,000          8,124
   United Technologies               182,600         24,731
                                                 ----------
                                                     37,167
                                                 ----------
APPAREL/TEXTILES -- 0.5%
   Springs Industries, Cl A           37,200          1,007
   VF                                177,800          8,390
                                                 ----------
                                                      9,397
                                                 ----------
AUTOMOTIVE -- 3.2%
   Eaton                              90,100          6,442
   Ford Motor                        669,800         38,011
   General Motors                    114,000          9,904
   Navistar International*           204,900          8,234
                                                 ----------
                                                     62,591
                                                 ----------
BANKS -- 14.4%
   Amsouth Bancorp                   221,850         10,094
   Astoria Financial*                105,600          5,280
   Bank One                          361,096         19,883
   BankAmerica                       820,471         57,946
   Bankers Trust New York             66,301          5,851
   Chase Manhattan                   554,100         45,055
   Comerica                          253,600         15,834
   Commerce Bancshares               112,965          4,349
   Firstar                           202,900         18,160
   Fleet Financial Group             349,200         13,139
   Golden West Financial             172,800         16,502
   JP Morgan                          67,400          8,315
   KeyCorp                           336,600         10,203
   MBNA                              467,200         11,154
   PNC Bank                          486,500         27,031
   Republic New York                 293,000         13,515
                                                 ----------
                                                    282,311
                                                 ----------
BEAUTY PRODUCTS -- 0.5%
   Eastman Chemical                  175,900          7,399
   FMC*                               35,800          1,768
                                                 ----------
                                                      9,167
                                                 ----------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 0.2%
   Fox Entertainment Group, Cl A*    168,400     $    4,568
                                                 ----------
BUILDING & CONSTRUCTION -- 0.7%
   Centex                            309,500         10,330
   Fluor                             124,000          3,348
                                                 ----------
                                                     13,678
                                                 ----------
CHEMICALS -- 4.5%
   Dow Chemical                      498,100         46,417
   Lubrizol                          133,180          2,997
   Millenium Chemicals               102,200          2,031
   Nalco Chemical                    142,600          3,788
   PPG Industries                    163,000          8,354
   Praxair                           345,800         12,470
   Union Carbide                     294,300         13,299
                                                 ----------
                                                     89,356
                                                 ----------
COMMUNICATIONS EQUIPMENT -- 1.2%
   GTE                               147,800          8,942
   Harris                            152,700          4,371
   Sprint                            112,300         11,019
                                                 ----------
                                                     24,332
                                                 ----------
COMPUTERS & SERVICES -- 4.2%
   Apple Computer*                   400,400         14,389
   Cirrus Logic*                     118,200         13,209
   Hewlett Packard                    99,900          6,774
   IBM                               197,500         35,007
   Quantum*                          384,900          6,928
   Unisys*                           230,900          6,393
                                                 ----------
                                                     82,700
                                                 ----------
CONCRETE & MINERAL PRODUCTS -- 0.2%
   Owens-Corning Fiberglass          100,500          3,197
                                                 ----------
CONTAINERS & PACKAGING -- 0.4%
   Ball                               60,200          2,826
   Crown Cork & Seal                 194,900          5,567
                                                 ----------
                                                      8,393
                                                 ----------
DRUGS -- 1.4%
   Johnson & Johnson                  54,500          5,106
   Schering Plough                   292,600         16,184
   Warner Lambert                     91,100          6,030
                                                 ----------
                                                     27,320
                                                 ----------
ELECTRICAL SERVICES -- 6.2%
   American Electric Power           179,300          7,116
   Baltimore Gas & Electric          234,300          5,945
   Consolidated Edison               178,000          8,066
   DTE Energy                        111,300          4,278

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



LARGE CAP VALUE FUND--CONTINUED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------

   Edison International              271,100     $    6,032
   Energy East                       221,900         11,664
   FirstEnergy*                      160,800          4,492
   FPL Group                         240,600         12,812
   PG&E                              336,059         10,439
   Pinnacle West Capital             527,700         19,195
   Public Service Enterprise Group   260,400          9,944
   Reliant Energy                     90,745          2,365
   Southern                          452,600         10,551
   Unicom                            111,300          4,069
   Wisconsin Energy                  211,365          5,522
                                                 ----------
                                                    122,490
                                                 ----------
ENVIRONMENTAL SERVICES -- 0.2%
   Waste Management*                  90,600          4,020
                                                 ----------
FINANCIAL SERVICES -- 3.7%
   American Express                  140,600         16,521
   Bear Stearns                      262,191         11,717
   FNMA                              247,800         17,160
   Lehman Brothers Holding           166,400          9,942
   Transamerica                      255,200         18,119
                                                 ----------
                                                     73,459
                                                 ----------
FOOD, BEVERAGE & TOBACCO -- 1.8%
   Earthgrains                       104,800          2,325
   IBP                               479,800          8,936
   Philip Morris                     282,825          9,952
   Ralston-Ralston Purina Group      281,000          7,499
   RJR Nabisco                       248,400          6,210
   Tyson Foods                        36,500            755
                                                 ----------
                                                     35,677
                                                 ----------
GAS/NATURAL GAS -- 1.1%
   Coastal                           326,400         10,771
   Consolidated Natural Gas           62,100          3,024
   Keyspan Energy                    101,152          2,541
   National Fuel & Gas               126,700          4,973
                                                 ----------
                                                     21,309
                                                 ----------
HOUSEHOLD PRODUCTS -- 1.5%
   Maytag                            341,500         20,618
   Whirlpool                         167,000          9,081
                                                 ----------
                                                     29,699
                                                 ----------
INSURANCE -- 7.9%
   Aetna                             164,800         13,678
   Allstate*                         617,100         22,871
   Ambac                             242,000         13,068
   American General                  133,060          9,381
   Chubb                             156,700          9,177
   Cigna                             319,900         26,812

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------

   Financial Security Assurance
     Holdings                         97,100     $    4,819
   Foundation Health Systems,
     Cl A*                            26,600            324
   Hartford Financial Services Group 161,400          9,170
   Lincoln National                   96,100          9,502
   MBIA                               76,200          4,420
   Old Republic International        561,450         10,246
   Pacificare Health Systems, Cl B*   44,900          3,064
   St Paul                           278,478          8,650
   XL Capital, Cl A                  154,200          9,368
                                                 ----------
                                                    154,550
                                                 ----------
MACHINERY -- 1.5%
   Aeroquip-Vickers                  128,200          7,347
   Cummins Engine                     93,700          3,332
   Ingersoll Rand                    121,000          6,005
   Jefferson-Pilot                       121          8,198
   NACCO Industries, Cl A             27,700          2,052
   Timken                            191,700          3,115
                                                 ----------
                                                     30,049
                                                 ----------
MEASURING DEVICES -- 0.3%
   Mallinckrodt                      252,100          6,712
                                                 ----------
METALS & MINING -- 0.3%
   Vulcan Materials                  163,800          6,767
                                                 ----------
MISCELLANEOUS BUSINESS SERVICES -- 0.9%
   Compuware*                        168,400          4,021
   NCR*                              128,500          6,425
   Oracle Systems*                   270,350          7,130
                                                 ----------
                                                     17,576
                                                 ----------
MISCELLANEOUS MANUFACTURING -- 0.4%
   Tyco International Ltd            111,400          7,993
                                                 ----------
PAPER & PAPER PRODUCTS -- 3.7%
   Adolph Coors, Cl B                155,800          8,413
   Champion International            500,200         20,539
   Consolidated Papers               118,900          2,794
   International Paper               393,450         16,599
   Mead                               85,800          2,638
   Temple-Inland                      61,000          3,828
   Union Camp                        143,600          9,639
   Westvaco                          157,500          3,308
   Willamette Industries             149,200          5,632
                                                 ----------
                                                     73,390
                                                 ----------
PETROLEUM & FUEL PRODUCTS -- 3.5%
   Atlantic Richfield                374,100         27,309
   Enron Oil and Gas                 225,200          3,744
   Occidental Petroleum              581,600         10,469
   Phillips Petroleum                589,700         27,863
                                                 ----------
                                                     69,385
                                                 ----------
2

--------------------------------------------------------------------------------
PETROLEUM REFINING -- 5.1%
   Ashland                            99,100      $   4,057
   Conoco*                           150,000          3,684
   Exxon                             641,500         45,266
   Lyondell Petrochemical            143,200          1,960
   Mobil                             254,400         22,387
   Sunoco                            200,000          7,213
   Texaco                            262,200         14,880
                                                 ----------
                                                     99,447
                                                 ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.5%
   Eastman Kodak                     157,800         10,079
                                                 ----------
PRINTING & PUBLISHING -- 2.2%
   Gannett                           217,600         13,709
   Lafarge                           248,500          6,958
   Tribune                           101,300          6,629
   Viacom, Cl B*                     190,900         16,024
                                                 ----------
                                                     43,320
                                                 ----------
RAILROADS -- 1.5%
   Burlington Northern Santa Fe      326,600         10,737
   Canadian Pacific Ltd.             167,600          3,258
   Norfolk Southern                  290,400          7,659
   Union Pacific                     138,625          7,408
                                                 ----------
                                                     29,062
                                                 ----------
REPAIR SERVICES -- 1.4%
   Midas*                                  1             --
   Ryder System                       18,200            503
   Sears Roebuck                     605,800         27,375
                                                 ----------
                                                     27,878
                                                 ----------
RETAIL -- 5.0%
   Darden Restaurants                412,000          8,498
   Dayton-Hudson                     267,900         17,849
   Dillards Incorporated, Cl A       179,700          4,560
   Federated Department Stores*      332,000         13,322
   Great Atlantic & Pacific Tea      102,500          3,075
   JC Penney                         449,460         18,203
   Kmart*                            787,400         13,238
   May Department Stores             218,962          8,567
   Ruddick                           113,600          2,215
   Tech Data*                         70,000          1,606
   TJX                               184,200          6,263
                                                 ----------
                                                     97,396
                                                 ----------
RUBBER & PLASTIC -- 1.2%
   Goodyear Tire & Rubber            334,000         16,637
   Premark International             187,900          6,189
                                                 ----------
                                                     22,826
                                                 ----------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.2%
   Conexant Systems*                  27,250     $      754
   Intel                             189,000         22,467
   National Semiconductor*            75,000            698
                                                 ----------
                                                     23,919
                                                 ----------
SPECIALTY MACHINERY -- 0.7%
   American Standard*                144,000          4,950
   Cooper Industries                 126,943          5,411
   Tecumseh Products, Cl A            46,000          2,343
                                                 ----------
                                                     12,704
                                                 ----------
STEEL & STEEL WORKS -- 1.4%
   AK Steel Holding                  225,300          5,083
   Alcan Aluminum                    286,261          7,389
   Alcoa                             119,700          4,930
   Nucor                             162,700          7,169
   Texas Industries                  109,300          2,712
                                                 ----------
                                                     27,283
                                                 ----------
TELEPHONES & TELECOMMUNICATION -- 8.6%
   Alltel                             89,000          5,551
   Ameritech                         570,000         32,989
   AT&T                              283,500         22,627
   Bell Atlantic                     401,700         20,763
   BellSouth                         787,100         31,533
   Lucent Technologies                78,800          8,491
   MCI WorldCom*                     321,000         28,429
   SBC Telecommunications            140,800          6,635
   Sprint (PCS Group)*                55,850          2,475
   US West                           157,600          8,678
                                                 ----------
                                                    168,171
                                                 ----------
TRANSPORTATION SERVICES -- 1.0%
   CSX                               508,800         19,811
                                                 ----------
TRUCKING -- 0.1%
   Yellow*                           154,800          2,690
                                                 ----------
WHOLESALE -- 1.1%
   Arrow Electronics*                115,000          1,725
   Avnet                              46,300          1,696
   BJ Wholesale Club*                254,400          6,726
   Safeway*                          173,300          8,892
   Supervalu                         122,900          2,535
                                                 ----------
                                                     21,574
                                                 ----------
Total Common Stocks
   (Cost $1,740,175)                              1,945,186
                                                 ----------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (A)
      4.320%, 05/20/99                 2,800          2,783
                                                 ----------
Total U.S. Treasury Obligation
   (Cost $2,783)                                      2,783
                                                 ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



LARGE CAP VALUE FUND--CONCLUDED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT -- 2.2%
   J.P. Morgan
     4.950%, dated 03/31/99, matures
     04/01/99, repurchase price
     $42,797,000 (collateralized by
     U.S. Treasury Bond, par value
     $32,084,000, 8.875%, 02/15/19,
     total market value: $43,647,000) $42,791    $   42,791
                                                 ----------
Total Repurchase Agreement
   (Cost $42,791)                                    42,791
                                                 ----------

MONEY MARKET -- 0.6%
   Evergreen Select Money
     Market Fund                      10,793         10,793
                                                 ----------
Total Money Market
   (Cost $10,793)                                    10,793
                                                 ----------
Total Investments -- 101.8%
   (Cost $1,796,542)                              2,001,553
                                                 ----------
Other Assets and Liabilities, Net -- (1.8%)          34,507
                                                 ----------

NET ASSETS:
Portfolio Shares of Class A
 (unlimited authorization --
  no par value) based on
  107,977,774 outstanding shares
  of beneficial interest                          1,796,434
Undistributed net investment income                   4,372
Accumulated net realized gain on investments         30,316
Net unrealized depreciation on futures                  (73)
Net unrealized appreciation on investments          205,011
                                                 ----------
Total Net Assets -- 100.0%                       $2,036,060
                                                 ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $18.86
                                                 ==========

(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACT.
CL--CLASS
SLMA--STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LARGE CAP GROWTH FUND

COMMON STOCKS -- 97.2%
AIRCRAFT -- 1.2%
   United Technologies               182,500         24,717
                                                 ----------

------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
------------------------------------------------------------
BANKS -- 3.4%
   BankAmerica                       360,000     $   25,425
   Chase Manhattan                   217,000         17,645
   MBNA                            1,278,987         30,536
                                                 ----------
                                                     73,606
                                                 ----------
BEAUTY PRODUCTS -- 2.4%
   Avon Products                     322,000         15,154
   Colgate-Palmolive                 178,500         16,422
   Procter & Gamble                  201,600         19,744
                                                 ----------
                                                     51,320
                                                 ----------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0. 7%
   Cox Communications*               146,900         11,109
   Infinity Broadcasting, Cl A*      174,200          4,486
                                                 ----------
                                                     15,595
                                                 ----------
CHEMICALS -- 0.6%
   Monsanto                          259,500         11,921
                                                 ----------
COMMUNICATIONS EQUIPMENT -- 2.6%
   AT&T-Liberty Media, Cl A*             530         27,891
   Nokia, Cl A, ADR                  184,600         28,751
                                                 ----------
                                                     56,642
                                                 ----------
COMPUTERS & SERVICES -- 10.8%
   America Online*                   273,100         39,873
   Cirrus Logic*                      60,300          6,739
   Cisco Systems*                    773,500         84,747
   Compaq Computer*                  300,000          9,506
   Dell Computer*                  1,988,000         81,259
   EMC*                               69,600          8,891
                                                 ----------
                                                    231,015
                                                 ----------
DRUGS -- 11.1%
   Amgen*                             91,000          6,814
   Bristol-Myers Squibb              520,000         33,442
   Elan, ADR*                        144,900         10,107
   Eli Lilly                          93,800          7,961
   Merck                             274,000         21,971
   Pfizer                            512,100         71,054
   Schering Plough                 1,102,600         60,988
   Warner Lambert                    401,300         26,561
                                                 ----------
                                                    238,898
                                                 ----------
ENTERTAINMENT -- 1.5%
   Mirage Resorts*                 1,232,600         26,193
   Walt Disney                       186,800          5,814
                                                 ----------
                                                     32,007
                                                 ----------
ENVIRONMENTAL SERVICES -- 0.6%
   Waste Management*                 292,400         12,975
                                                 ----------
4

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
FINANCIAL SERVICES -- 6.0%
   Associates First Capital          571,500       $ 25,718
   Charles Schwab                    310,450         29,842
   FHLMC                             131,200          7,495
   FNMA                              131,800          9,127
   Merrill Lynch                     132,900         11,753
   Morgan Stanley                    287,000         28,682
   T Rowe Price & Associates         435,100         14,957
                                                 ----------
                                                    127,574
                                                 ----------
FOOD, BEVERAGE & TOBACCO -- 1.8%
   Coca-Cola                         412,100         25,293
   Philip Morris                     388,000         13,653
                                                 ----------
                                                     38,946
                                                 ----------
GAS/NATURAL GAS -- 0.9%
   Enron                             297,700         19,127
                                                 ----------
HOUSEHOLD PRODUCTS -- 6.3%
   Clorox                             51,200          6,000
   General Electric                  456,800         50,534
   Gillette                          539,700         32,078
   Solectron*                        949,900         46,130
                                                 ----------
                                                    134,742
                                                 ----------
INSURANCE -- 4.5%
   American International Group      305,550         36,857
   Citigroup                         487,000         31,107
   Progressive of Ohio               139,100         19,961
   Providian Financial                77,400          8,514
                                                 ----------
                                                     96,439
                                                 ----------
MACHINERY -- 3.9%
   Applied Materials*                403,700         24,903
   Tyco International, Ltd.          809,500         58,082
                                                 ----------
                                                     82,985
                                                 ----------
MEDICAL PRODUCTS & SERVICES -- 1.6%
   Medtronic                         467,800         33,565
                                                 ----------
MISCELLANEOUS BUSINESS SERVICES -- 9.1%
   Altera*                           259,800         15,458
   Automatic Data Processing         192,400          7,961
   BMC Software*                     144,500          5,356
   Cadence Design Systems*           288,800          7,437
   Computer Sciences*                161,000          8,885
   Fiserv*                            82,500          4,424
   Microsoft*                      1,150,400        103,105
   Oracle Systems*                   168,800          4,452
   Pixar*                            117,000          4,607
   Siebel Systems*                   432,200         20,530
   Sun Microsystems*                  57,500          7,191
   Sungard Data Systems*             139,600          5,584
                                                 ----------
                                                    194,990
                                                 ----------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------

MISCELLANEOUS CONSUMER SERVICES -- 0.7%
   Robert Half International*        454,800      $  14,923
                                                 ----------
PETROLEUM & FUEL PRODUCTS -- 0.4%
   Noble Drilling*                   334,700          5,794
   Schlumberger                       59,900          3,605
                                                 ----------
                                                      9,399
                                                 ----------
PRINTING & PUBLISHING -- 0.6%
   Time Warner                       191,400         13,601
                                                 ----------
PROFESSIONAL SERVICES -- 0.9%
   Paychex                           424,700         20,147
                                                 ----------
RAILROADS -- 1.1%
   Kansas City Southern Industries   419,700         23,923
                                                 ----------
RETAIL -- 12.4%
   Bed Bath & Beyond*                277,900         10,143
   Costco*                           192,900         17,662
   CVS                               186,700          8,868
   Dayton-Hudson                     169,700         11,306
   Dollar Tree Stores*                93,400          2,890
   Home Depot                      1,087,400         67,691
   Kohls*                            692,900         49,109
   Kroger*                           450,200         26,956
   Lowe's                            283,800         17,170
   Office Depot*                     181,000          6,663
   Sodexho Marriott Services*        187,000          4,126
   Staples*                          396,850         13,046
   Wal-Mart Stores                   316,500         29,177
                                                 ----------
                                                    264,807
                                                 ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.0%
   Intel                             493,800         58,700
   Maxim Integrated Products*        123,000          6,657
                                                 ----------
                                                     65,357
                                                 ----------
TELEPHONES & TELECOMMUNICATION -- 6.4%
   Airtouch Communications*           89,600          8,658
   Alltel                            154,200          9,618
   Lucent Technologies               441,200         47,539
   MCI WorldCom*                     798,000         70,673
                                                 ----------
                                                    136,488
                                                 ----------
WHOLESALE -- 2.7%
   Cardinal Health                   144,200          9,517
   McKesson HBOC                     271,500         17,919
   Safeway*                          602,800         30,931
                                                 ----------
                                                     58,367
                                                 ----------
Total Common Stocks
   (Cost $1,265,348)                              2,084,076
                                                 ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



LARGE CAP GROWTH FUND--CONCLUDED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (A)
      4.320%, 05/20/99               $ 3,400       $  3,379
                                                 ----------
Total U.S. Treasury Obligation
   (Cost $3,380)                                      3,379
                                                 ----------

COMMERCIAL PAPER -- 1.2%
   GE Capital
      4.700%, 04/01/99                   932            932
      4.900%, 04/06/99                21,162         21,131
   Prudential Funding
      4.750%, 04/05/99                 3,865          3,863
                                                 ----------
Total Commercial Paper
   (Cost $25,943)                                    25,926
                                                 ----------

REPURCHASE AGREEMENT -- 1.0%
   Morgan Stanley
     4.850%, dated 03/31/99,
     matures 04/01/99, repurchase
     price $20,955,000 (collateralized
     by U.S. Treasury Note, par value
     $20,890,000,5.625%, 10/31/99,
     total market value: $21,480,000) 20,952         20,952
                                                 ----------
Total Repurchase Agreement
   (Cost $20,952)                                    20,952
                                                 ----------

MONEY MARKET  -- 0.5%
   Evergreen Select Money
     Market Fund                      10,514         10,514
                                                 ----------
Total Money Market
   (Cost $10,514)                                    10,514
                                                 ----------
Total Investments -- 100.0%
   (Cost $1,341,139)                              2,144,847
                                                 ----------
Other Assets and Liabilities, Net -- 0.0%              (273)
                                                 ----------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   73,632,331 outstanding shares
   of beneficial interest                        $1,278,496
Accumulated net realized gain on investments         62,503
Net unrealized depreciation on futures                 (133)
Net unrealized appreciation on investments          803,708
                                                 ----------
Total Net Assets -- 100.0%                       $2,144,574
                                                 ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $29.13
                                                 ==========


*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACT.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD.--LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TAX MANAGED LARGE
CAP FUND

COMMON STOCKS -- 96.0%
AEROSPACE & DEFENSE -- 0.2%
   Litton Industries*                 13,300            765
                                                 ----------
AIR TRANSPORTATION -- 1.0%
   Delta Air Lines                    23,700          1,647
   FDX*                               24,500          2,274
                                                 ----------
                                                      3,921
                                                 ----------
AIRCRAFT -- 1.5%
   Sundstrand                         10,600            737
   United Technologies                37,000          5,011
                                                 ----------
                                                      5,748
                                                 ----------
APPAREL/TEXTILES -- 0.2%
   VF                                 16,700            788
                                                 ----------
AUTOMOTIVE -- 1.4%
   Ford Motor                         79,800          4,529
   Genuine Parts                      25,000            720
                                                 ----------
                                                      5,249
                                                 ----------
6

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
BANKS -- 8.9%
   Bank One                           66,930        $ 3,685
   BankAmerica                       130,600          9,224
   Chase Manhattan                    86,400          7,025
   Comerica                           34,300          2,142
   Fleet Financial Group              62,200          2,340
   Golden West Financial              10,300            984
   MBNA                              178,400          4,259
   PNC Bank                           70,200          3,900
   Republic New York                  20,000            922
                                                 ----------
                                                     34,481
                                                 ----------
BEAUTY PRODUCTS -- 1.9%
   Avon Products                      38,200          1,798
   Colgate Palmolive                  20,100          1,849
   Gillette                           42,000          2,496
   Procter & Gamble                   10,000            979
                                                 ----------
                                                      7,122
                                                 ----------
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 0.1%
   Clear Channel Communications*       7,900            530
                                                 ----------
CHEMICALS -- 3.4%
   Dow Chemical                       59,800          5,573
   Eastman Chemical                   26,600          1,119
   FMC*                                  300             15
   Lubrizol                           24,040            541
   Millenium Chemicals                20,400            405
   Nalco Chemical                     13,900            369
   PPG Industries                     30,900          1,584
   Praxair                            62,100          2,239
   Union Carbide                      30,200          1,365
                                                 ----------
                                                     13,210
                                                 ----------
COMMUNICATIONS EQUIPMENT -- 2.3%
   Lucent Technologies                40,600          4,375
   Nokia, Cl A, ADR                   17,700          2,757
   Tellabs*                           17,200          1,681
                                                 ----------
                                                      8,813
                                                 ----------
COMPUTERS & SERVICES -- 6.6%
   Cirrus Logic*                      19,300          2,157
   Cisco Systems*                     87,150          9,548
   Compaq Computer                    34,000          1,077
   Dell Computer*                    187,400          7,660
   IBM                                20,300          3,598
   Quantum*                           71,700          1,291
                                                 ----------
                                                     25,331
                                                 ----------
CONCRETE & MINERAL PRODUCTS -- 0.2%
   Owens-Corning Fiberglass           20,700            659
                                                 ----------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
CONTAINERS & PACKAGING -- 0.6%
   Crown Cork & Seal                  45,000     $    1,285
   Newell Rubbermaid                  25,200          1,197
                                                 ----------
                                                      2,482
                                                 ----------
DRUGS -- 6.7%
   Abbott Laboratories                69,000          3,230
   Amgen*                             44,600          3,339
   Bristol-Myers Squibb               60,000          3,859
   Merck                              31,600          2,534
   Pfizer                             23,100          3,205
   Schering Plough                   138,200          7,644
   Warner Lambert                     28,900          1,913
                                                 ----------
                                                     25,724
                                                 ----------
ELECTRICAL SERVICES -- 1.6%
   Allegheny Energy                    5,700            168
   American Electric Power             7,500            298
   FPL Group                          35,100          1,869
   Pinnacle West Capital              27,400            997
   Unicom                             34,800          1,272
   Wisconsin Energy                   61,100          1,596
                                                 ----------
                                                      6,200
                                                 ----------
ENTERTAINMENT -- 0.2%
   Walt Disney                        26,200            815
                                                 ----------
ENVIRONMENTAL SERVICES -- 0.4%
   Waste Management*                  34,000          1,509
                                                 ----------
FINANCIAL SERVICES -- 3.2%
   Associates First Capital           52,200          2,349
   FNMA                               43,300          2,999
   Morgan Stanley                     54,700          5,467
   SLM Holding                        39,100          1,632
                                                 ----------
                                                     12,447
                                                 ----------
FOOD, BEVERAGE & TOBACCO -- 3.8%
   Coca-Cola                          57,000          3,498
   General Mills                      20,700          1,564
   IBP                                22,900            427
   Philip Morris                      98,100          3,452
   Ralston-Ralston Purina Group       61,000          1,628
   RJR Nabisco                        22,700            567
   Sara Lee                           82,500          2,042
   Tyson Foods                        72,700          1,504
                                                 ----------
                                                     14,682
                                                 ----------
GAS/NATURAL GAS -- 0.3%
   El Paso Natural Gas                15,200            497
   Utilicorp United                   31,800            723
                                                 ----------
                                                      1,220
                                                 ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



TAX MANAGED LARGE CAP FUND--CONTINUED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
GLASS PRODUCTS -- 0.5%
   Corning                            30,000     $    1,800
                                                 ----------
HOUSEHOLD PRODUCTS -- 2.2%
   Cooper Industries                  36,500          1,556
   Maytag                             11,000            664
   Solectron*                         86,200          4,186
   Whirlpool                          35,000          1,903
                                                 ----------
                                                      8,309
                                                 ----------
INSURANCE -- 4.3%
   Aetna                               6,500            539
   Allstate                           66,100          2,450
   American General                   12,800            902
   American International Group       18,700          2,256
   Chubb                              43,600          2,553
   Cigna                               7,020            588
   Citigroup                          54,800          3,500
   Pacificare Health Systems, Cl B*    1,550            106
   St Paul                            13,000            404
   Transamerica                       26,800          1,903
   XL Capital, Cl A                   22,800          1,385
                                                 ----------
                                                     16,586
                                                 ----------
LUMBER & WOOD PRODUCTS -- 0.4%
   Georgia-Pacific                    18,000          1,336
                                                 ----------
MACHINERY -- 3.2%
   Applied Materials*                 17,700          1,092
   General Electric                   88,100          9,746
   Ingersoll Rand                     31,900          1,583
                                                 ----------
                                                     12,421
                                                 ----------
MEDICAL PRODUCTS & SERVICES -- 1.2%
   Becton Dickinson                   27,100          1,038
   Guidant                            27,800          1,682
   Medtronic                          28,700          2,059
                                                 ----------
                                                      4,779
                                                 ----------
METALS & MINING -- 0.2%
   Vulcan Materials                   19,000            785
                                                 ----------
MISCELLANEOUS BUSINESS SERVICES -- 5.2%
   Altera*                            31,000          1,845
   America Online*                         7          1,022
   BMC Software*                      60,500          2,242
   Microsoft*                        112,400         10,074
   Oracle Systems*                    73,400          1,936
   Sun Microsystems*                  16,500          2,064
   Teradyne*                          16,300            889
                                                 ----------
                                                     20,072
                                                 ----------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.3%
   Tyco International Ltd.            70,400     $    5,051
                                                 ----------
PAPER & PAPER PRODUCTS -- 3.0%
   Champion International             34,900          1,433
   Consolidated Papers                27,700            651
   International Paper               101,100          4,265
   Kimberly-Clark                     43,500          2,085
   Mead                                4,400            135
   Temple-Inland                      18,500          1,161
   Union Camp                         11,950            802
   Westvaco                           13,800            290
   Willamette Industries              25,000            944
                                                 ----------
                                                     11,766
                                                 ----------
PETROLEUM & FUEL PRODUCTS -- 1.9%
   Atlantic Richfield                 37,000          2,701
   Noble Drilling*                    33,400            578
   Occidental Petroleum              101,000          1,818
   Phillips Petroleum                 48,700          2,301
                                                 ----------
                                                      7,398
                                                 ----------
PETROLEUM REFINING -- 3.5%
   Ashland                            31,800          1,302
   BP Amoco, ADR                      28,120          2,838
   Coastal                            38,800          1,280
   Conoco*                           123,000          3,021
   Exxon                              49,200          3,472
   Lyondell Petrochemical             24,000            329
   Mobil                              13,100          1,153
                                                 ----------
                                                     13,395
                                                 ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                       5,400            345
                                                 ----------
PRINTING & PUBLISHING -- 1.6%
   Lafarge                            16,700            468
   New York Times, Cl A               27,100            772
   Time Warner                        28,400          2,018
   Tribune                            22,800          1,492
   Viacom, Cl B*                      17,500          1,469
                                                 ----------
                                                      6,219
                                                 ----------
RAILROADS -- 1.0%
   Norfolk Southern                  106,600          2,812
   Union Pacific                      22,000          1,176
                                                 ----------
                                                      3,988
                                                 ----------
RETAIL -- 9.2%
   Dayton-Hudson                      19,600          1,306
   Dillards Incorporated, Cl A        28,800            731
   Federated Department Stores*       95,000          3,812
   Home Depot                         66,500          4,140

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   JC Penney                          65,500     $    2,653
   Kohl's*                            44,000          3,119
   Kroger*                            36,100          2,161
   May Department Stores              43,500          1,702
   Sears Roebuck                      89,000          4,022
   Tech Data*                         17,600            404
   The Gap                            34,100          2,295
   TJX                                79,000          2,686
   Wal-Mart Stores                    72,500          6,684
                                                 ----------
                                                     35,715
                                                 ----------
RUBBER & PLASTIC -- 0.6%
   Cooper Tire & Rubber               27,200            500
   Goodyear Tire & Rubber             33,600          1,674
                                                 ----------
                                                      2,174
                                                 ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.3%
   Intel                              72,400          8,607
   National Semiconductor*            50,000            466
                                                 ----------
                                                      9,073
                                                 ----------
SPECIALTY MACHINERY -- 0.3%
   American Standard*                 30,000          1,031
                                                 ----------
STEEL & STEEL WORKS -- 1.0%
   Alcan Aluminum                     39,200          1,012
   Alcoa                              66,400          2,735
                                                 ----------
                                                      3,747
                                                 ----------
TELEPHONES & TELECOMMUNICATION -- 5.4%
   Airtouch Communications*           28,500          2,754
   Ameritech                          54,300          3,143
   AT&T                               29,400          2,346
   AT&T Corp-Liberty Media, Cl A*         60          3,205
   MCI WorldCom*                     104,700          9,272
                                                 ----------
                                                     20,720
                                                 ----------
TRANSPORTATION SERVICES -- 0.7%
   CSX                                74,000          2,881
                                                 ----------
WHOLESALE -- 2.4%
   Arrow Electronics*                 52,200            783
   Avnet                               6,000            220
   Johnson & Johnson                  50,300          4,712
   McKesson HBOC                      21,832          1,441
   Safeway*                           38,200          1,960
                                                 ----------
                                                      9,116
                                                 ----------
Total Common Stocks
   (Cost $318,374)                                  370,403
                                                 ----------

-----------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A)
      4.320%, 05/20/99               875,000     $      870
                                                 ----------
Total Treasury Obligation
   (Cost $870)                                          870
                                                 ----------

COMMERCIAL PAPER -- 0.2%
   GE Capital
      4.900%, 04/06/99               544,000            543
   Prudential Funding
      4.750%, 04/05/99               316,000            316
                                                 ----------
Total Commercial Paper
   (Cost $860)                                          859
                                                 ----------

MONEY MARKET -- 0.7%
   Evergreen Select Money
     Market Fund                       2,587          2,587
                                                 ----------
Total Money Market
   (Cost $2,587)                                      2,587
                                                 ----------

REPURCHASE AGREEMENT -- 2.9%
   Morgan Stanley
     4.870%, dated 03/31/99,
     matures 04/01/99, repurchase
     price $11,259,000 (collateralized
     by various FHLBobligations,
     total par value
     $26,740,000, 0.000%-6.375%,
     12/22/05- 07/28/ 17, total
     market value:$11,516,000)       $11,258         11,258
                                                 ----------
Total Repurchase Agreement
   (Cost $11,258)                                    11,258
                                                 ----------
Total Investments -- 100.0%
   (Cost $333,949)                                  385,977
                                                 ----------
Other Assets and Liabilities, Net -- 0.0%                60
                                                 ----------

Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   30,972,004 outstanding shares
   of beneficial interest                           338,550
Undistributed net investment income                     580
Accumulated net realized (loss) on investments       (5,057)
Net unrealized depreciation on futures                  (64)
Net unrealized appreciation on investments           52,028
                                                 ----------
Total Net Assets -- 100.0%                       $  386,037
                                                 ==========

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



TAX MANAGED LARGE CAP FUND - CONCLUDED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                    $    12.46
                                                 ==========

Total Net Assets -- 100.0%                         $386,037
                                                 ==========

*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FHLB--FEDERAL HOME LOAN BANK
LTD.--LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND
COMMON STOCKS -- 91.3%
AEROSPACE & DEFENSE -- 1.3%
   Cole National*                     69,460          1,268
   Cordant Technologies               10,100            402
   Esco Electronics*                  51,050            459
   Gencorp                            58,300          1,049
   General Cable*                     77,800            822
   Homebase*                         535,200          2,375
                                                 ----------
                                                      6,375
                                                 ----------
AGRICULTURE -- 0.3%
   Sylvan*                           126,100          1,269
                                                 ----------
AIR TRANSPORTATION -- 2.3%
   Airborne Freight                   38,900          1,211
   Alaska Airgroup*                  102,900          4,888
   America West Holdings, Cl B*      138,300          2,636
   Continental Airlines, Cl B*        21,500            817
   Skywest                            44,980          1,299
                                                 ----------
                                                     10,851
                                                 ----------
APPAREL/TEXTILES -- 0.3%
   Gerber Childrenswear*              76,750            484
   Kellwood                           28,770            635
   Pillowtex                          31,470            446
                                                 ----------
                                                      1,565
                                                 ----------
AUTOMOTIVE -- 1.8%
   Arvin Industries                   67,000          2,257
   Borg-Warner Automotive             18,910            904
   Coachmen Industries                89,800          1,841
   Delco Remy International*          68,500            625
   Dura Automotive Systems*           69,300          1,958
   JLG Industries                     22,900            312
   Smith (A.O.)                       28,550            542
                                                 ----------
                                                      8,439
                                                 ----------
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
BANKS -- 5.5%
   Andover Bancorp                    26,362     $      715
   Bancorpsouth                       43,200            691
   Bank North Group                  127,800          3,610
   Bank United, Cl A*                 10,600            433
   Chittenden                         14,900            397
   City National                      28,300            874
   Coast Federal*                     82,550            490
   Cullen/Frost Bankers               25,100          1,203
   Dime Bancorp*                      30,242            701
   Dime Community Bancorp*            73,000          1,674
   Downey Financial                   71,780          1,314
   Firstfed Financial*                49,440            794
   Imperial Bancorp*                 102,200          1,750
   Republic Bancorp                   77,238          1,004
   Resource Bancshares Mortgage
     Group                            54,800            706
   Richmond County Financial*        156,600          2,320
   Roslyn Bancorp                     68,121          1,150
   Staten Island Bancorp*            189,400          3,255
   Webster Financial                  70,900          2,047
   Westamerica Bancorporation         35,600          1,126
                                                 ----------
                                                     26,254
                                                 ----------
BEAUTY PRODUCTS -- 0.8%
   Block Drug  - Cl A                 24,291            996
   Church & Dwight                    19,200            782
   Playtex Products*                 148,300          2,243
                                                 ----------
                                                      4,021
                                                 ----------
BUILDING & CONSTRUCTION -- 2.1%
   Centex                             40,360          1,347
   Engle Homes                        67,700            711
   Pulte                              71,700          1,492
   Ryland Group                       43,800          1,109
   Standard Pacific                  178,400          2,297
   Toll Brothers*                     72,200          1,309
   US Home*                           31,500          1,028
   Webb (Del E.)                      42,300            917
                                                 ----------
                                                     10,210
                                                 ----------
BUILDING & CONSTRUCTION SUPPLIES -- 0.4%
   MDC Holdings                       90,090          1,295
   Nortek*                            26,120            646
                                                 ----------
                                                      1,941
                                                 ----------
CHEMICALS -- 0.6%
   Albemarle                           1,100             23
   Dexter                             27,650            871
   Ethyl                             168,300            715
   Geon                               18,200            414
   Macdermid                          17,800            604
   Wellman                            42,100            374
                                                 ----------
                                                      3,001
                                                 ----------

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
COMMUNICATIONS -- 0.2%
   Coventry Health Care*             128,400     $      963
                                                 ----------
COMMUNICATIONS EQUIPMENT -- 0.6%
   Applied Signal Technology*         50,100            313
   Black Box*                             23            713
   Polycom*                           20,600            386
   Tekelec*                           44,300            324
   Universal Electronics*             90,900          1,136
                                                 ----------
                                                      2,872
                                                 ----------
COMPUTERS & SERVICES -- 1.1%
   Bell & Howell*                     59,300          1,738
   Lexmark International Group*       62,100          1,219
   National Computer Systems          47,400          1,161
   Neomagic*                          42,500            422
   SCM Microsystems*                   8,200            498
                                                 ----------
                                                      5,038
                                                 ----------
CONCRETE & MINERAL PRODUCTS -- 0.2%
   Florida Rock Industries            34,240          1,168
                                                 ----------
CONSUMER PRODUCTS -- 1.9%
   Brown Group                        46,400            612
   Kenneth Cole Productions*              45          1,187
   Maxwell Shoe*                      16,500            142
   Nine West Group*                  111,500          2,753
   Public Service of New Mexico       98,670          1,677
   Stride Rite                       116,100          1,422
   US Can*                            95,300          1,406
                                                 ----------
                                                      9,199
                                                 ----------
CONTAINERS & PACKAGING -- 0.9%
   Ball                               56,500          2,652
   Greif Brothers*                    54,600            911
   Ivex Packaging*                    54,700            831
                                                 ----------
                                                      4,394
                                                 ----------
DRUGS -- 0.6%
   Alpharma, Cl A                     17,600            691
   Ivax                              118,300          1,397
   Ocular Sciences*                   24,700            709
                                                 ----------
                                                      2,797
                                                 ----------
ELECTRICAL SERVICES -- 3.5%
   BEC Energy                         29,700          1,091
   Calpine*                           40,700          1,483
   Cleco                              40,080          1,182
   Commonwealth Energy System         40,980          1,578
   Conectiv                           37,700            730
   El Paso Electric*                 527,900          4,025
   Nevada Power                       69,600          1,723
   Orange and Rockland Utility         4,300            247
   Rochester Gas & Electric           88,200          2,260
   Sierra Pacific Resources           33,340          1,173

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------

   Sigcorp                            11,500     $      315
   United Illuminating                21,800            914
                                                 ----------
                                                     16,721
                                                 ----------
ELECTRICAL TECHNOLOGY -- 0.2%
   Belden                             40,700            694
                                                 ----------
ENTERTAINMENT -- 1.2%
   Harrah's Entertainment*           126,900          2,419
   Hastings Entertainment*            78,950            814
   King World Productions*            33,400          1,021
   MGM Grand*                         50,611          1,702
                                                 ----------
                                                      5,956
                                                 ----------
ENVIRONMENTAL SERVICES -- 0.2%
   Casella Waste Systems, Cl A*           22            517
   It Group*                          26,100            336
                                                 ----------
                                                        853
                                                 ----------
FINANCIAL SERVICES -- 2.3%
   Eaton Vance                        35,600            716
   Greenbrier                         79,600            756
   Heller Financial*                 103,200          2,425
   JSB Financial                      21,850          1,095
   Legg Mason                        101,200          3,409
   Metris*                            14,421            582
   Morningstar Group*                 58,100          1,046
   Peoples Heritage Financial Group   51,400            925
                                                 ----------
                                                     10,954
                                                 ----------
FOOD, BEVERAGE & TOBACCO -- 3.4%
   Adolph Coors, Cl B                 28,330          1,530
   Aurora Foods*                     173,800          2,846
   Corn Products International        20,600            493
   Dean Foods                         45,800          1,632
   Fresh Delmonte Produce*                61          1,140
   International Home Foods*             117          1,884
   M&F Worldwide*                     73,100            512
   Merkert American                   67,100            730
   Pilgrims Pride                     32,200            529
   Robert Mondavi*                    28,700          1,026
   Smithfield Foods*                 141,300          3,206
   Universal Foods                    33,600            693
                                                 ----------
                                                     16,221
                                                 ----------
GAS/NATURAL GAS -- 1.2%
   Connecticut Energy                 37,220            903
   Energen                            36,460            545
   Oneok*                             28,300            700
   Southwest Gas                      46,400          1,276
   Washington Gas Light               51,000          1,154
   Wicor                              48,000            972
                                                 ----------
                                                      5,550
                                                 ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



SMALL CAP VALUE FUND--CONTINUED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
GLASS PRODUCTS -- 0.2%
   Libbey*                            27,600     $      856
                                                 ----------
HOUSEHOLD FURNITURE & FIXTURES -- 1.1%
   Ethan Allen Interiors              26,500          1,101
   Furniture Brands International*   140,600          3,111
   O'Sullivan Industries Holdings*    66,280            915
                                                 ----------
                                                      5,127
                                                 ----------
HOUSEHOLD PRODUCTS -- 1.1%
   American Safety Razor*            175,160          2,430
   Holophane*                         61,500          1,353
   NCH                                12,730            608
   Thomas Industries                  42,595            799
                                                 ----------
                                                      5,190
                                                 ----------
INSURANCE -- 7.4%
   Allmerica Financial*               27,200          1,498
   American Heritage Life Insurance   35,900            837
   Amerin*                            38,600            784
   Amerus Life Holdings, Cl A*        34,000            587
   Arm Financial Group*               76,200          1,138
   Arthur J Gallegher                 20,100            925
   Chicago Title                      33,400          1,215
   CNA Surety*                       249,000          3,081
   Delphi Financial Group, Cl A*      18,694            633
   EW Blanch Holdings                 63,600          3,339
   Everest Reinsurance Holdings       63,400          1,977
   Executive Risk*                    36,500          1,515
   FBL Financial Group Class A        44,600            792
   Financial Security Assurance
     Holdings                         32,200          1,598
   First American Financial           45,525            720
   Frontier Insurance Group           86,400          1,026
   Gryphon Holdings*                  82,600          1,600
   HCC Insurance Holdings             72,200          1,390
   Home State Holdings*               74,000          1,716
   Horace Mann Educators              37,200            739
   LaSalle Re Holdings                55,700            822
   Life USA Holdings*                 36,290            388
   Mony Group*                        44,800          1,114
   Orion Capital                      24,000            750
   Penn Treaty American*              25,100            623
   PMI Group                          89,020          1,597
   Reinsurance Group of America       97,600          1,055
   Reliance Group Holdings           101,200            765
   State Auto Financial               34,900            763
   Stewart Information Services       10,200            342
   Stirling Cooke Brown Holdings*     45,100            316
                                                 ----------
                                                     35,645
                                                 ----------
LEASING & RENTING -- 0.2%
   Leasing Solutions*                 20,200             47
   Xtra                               18,600            713
                                                 ----------
                                                        760
                                                 ----------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------

LEISURE PRODUCTS -- 1.7%
   Boyds Collection Ltd.*             99,000     $    1,782
   Jan Bell Marketing*               246,000          1,046
   Jostens                            63,100          1,341
   Standard Motor Products            67,100          1,388
   Velcro Industries                 186,000          2,767
                                                 ----------
                                                      8,324
                                                 ----------
LUMBER & WOOD PRODUCTS -- 0.5%
   American Woodmark                  46,100          1,458
   TJ International                   37,490            904
                                                 ----------
                                                      2,362
                                                 ----------
MACHINERY -- 2.8%
   Alliant Techsystems*               20,188          1,568
   Amcast Industrial                  38,310            618
   Briggs & Stratton                  47,200          2,328
   Commercial Intertech               38,700            431
   Fisher Scientific International*   83,500          2,547
   Gardner Denver Machinery*          27,195            432
   Gehl*                              21,100            311
   Gleason                            32,230            546
   Idex                               29,500            695
   Lincoln Electric Holdings          49,800            928
   SPS Technologies*                  27,900          1,095
   Varco International*              154,500          1,719
                                                 ----------
                                                     13,218
                                                 ----------
MANUFACTURING -- 1.2%
   Avondale Industries*               82,810          2,443
   Newport News Shipbuilding         110,400          3,498
                                                 ----------
                                                      5,941
                                                 ----------
MARINE TRANSPORTATION -- 0.9%
   Knightsbridge Tankers, Ltd.*       77,500          2,461
   Sea Containers                     69,400          2,004
                                                 ----------
                                                      4,465
                                                 ----------
MEASURING DEVICES -- 0.3%
   Tektronix                          49,500          1,250
                                                 ----------
MEDICAL PRODUCTS & SERVICES -- 1.6%
   Del Global Technologies*          142,600          1,230
   Mariner Post-Acute Network*       292,525            640
   Maxxim Medical*                    10,100            191
   Novacare*                          90,910            159
   Quest Diagnostic*                  29,600            659
   Steris*                            16,200            431
   Sun Healthcare Group*             117,800          4,035
   Vencor*                           157,000            206
                                                 ----------
                                                      7,551
                                                 ----------
METALS & MINING -- 0.3%
   Cleveland Cliffs                   42,550          1,449
                                                 ----------
MINING -- 0.2%
   Wolverine Tube*                    47,600          1,006
                                                 ----------
12

--------------------------------------------------------------------------------




-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 2.8%
   Computer Task Group                27,200     $      581
   Electronics for Imaging*               20            803
   GT Interative Software*           167,100            773
   Learning*                         139,700          4,051
   Metzler Group*                     18,300            574
   Midway Games*                      48,500            421
   Sensormatic Electronics           128,700          1,223
   Software AG Systems*               59,300            497
   Symantec*                         260,200          4,407
                                                 ----------
                                                     13,330
                                                 ----------
MISCELLANEOUS MANUFACTURING -- 0.3%
   Department 56*                     13,700            417
   RTI International Metals*          22,200            208
   Varlen                                 29            649
                                                 ----------
                                                      1,274
                                                 ----------
OFFICE FURNITURE & FIXTURES -- 0.3%
   Caraustar Industries               25,100            577
   Kimball International*             70,200          1,044
                                                 ----------
                                                      1,621
                                                 ----------
PAPER & PAPER PRODUCTS -- 1.0%
   Chesapeake                         14,900            404
   Domtar                            155,000          1,133
   Pope & Talbot*                    122,200          2,398
   Rock Tenn, Cl A                    46,800            720
                                                 ----------
                                                      4,655
                                                 ----------
PETROLEUM & FUEL PRODUCTS -- 3.1%
   Berry Petroleum                   199,800          2,198
   Cal Dive International*            43,900            916
   Devon Energy                       67,900          1,872
   Giant Industries                   44,460            381
   Helmerich & Payne                 106,100          2,407
   Marine Drilling*                   93,800          1,032
   Rowan*                            203,900          2,587
   Seacor Holdings*                   46,100          2,481
   Swift Energy*                     125,300          1,057
                                                 ----------
                                                     14,931
                                                 ----------
PETROLEUM REFINING -- 1.0%
   Tesoro Petroleum*                 319,100          3,510
   Valero Energy                      55,200          1,373
                                                 ----------
                                                      4,883
                                                 ----------
PRINTING & PUBLISHING -- 2.6%
   Big Flower Holdings*                1,500             47
   Bowne                             147,200          1,720
   Lone Star Industries              138,620          4,297
   Southdown                          18,100            972
   Standard Register                  31,140            924

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------

   Valassis Communications*           63,800     $    3,302
   World Color Press*                 66,700          1,417
                                                 ----------
                                                     12,679
                                                 ----------
PROFESSIONAL SERVICES -- 1.3%
   Consolidated Graphics*             17,100            988
   Indigo Aviation ADR*               84,600            613
   Waban*                            134,100          4,585
                                                 ----------
                                                      6,186
                                                 ----------
REAL ESTATE -- 0.2%
   Catellus Development*              68,300            914
                                                 ----------
RETAIL ESTATE INVESTMENT TRUSTS -- 0.8%
   Brandywine Realty Trust            54,900            892
   Burnham Pacific Properties         92,000            966
   Equity Inns                        52,600            999
   Franchise Finance of America       53,500          1,127
                                                 ----------
                                                      3,984
                                                 ----------
REPAIR SERVICES -- 0.6%
   Rollins Truck Leasing             305,050          2,879
                                                 ----------
RETAIL -- 9.7%
   Action Performance*                13,500            407
   Ames Department Stores*            95,500          3,545
   Bon Ton Stores*                    86,400            637
   Buckle*                            27,000            608
   Building Material Holding*        130,900          1,325
   Claire's Stores                    80,600          2,428
   Dress Barn*                        42,910            595
   Finish Line, Cl A*                119,800          1,542
   Footstar*                          90,000          2,880
   Grand Union*                      239,700          2,697
   Great Atlantic & Pacific Tea       84,100          2,523
   Haverty Furniture                  16,600            421
   Ingles Markets, Cl A              223,500          4,358
   Longs Drug Stores                 206,060          6,156
   Michaels Stores*                   46,400          1,146
   O'Charleys*                        89,400          1,213
   Pier 1 Imports                    356,900          2,900
   Rare Hospitality*                 101,500          1,396
   Ross Stores*                       34,000          1,490
   Ruby Tuesday                      125,700          2,184
   Ryan's Family Steak Houses*       175,980          2,123
   Stein Mart*                         5,700             57
   Tropical Sportswear*              109,600          2,233
   Warnaco Group                      80,500          1,987
                                                 ----------
                                                     46,851
                                                 ----------
RUBBER & PLASTIC -- 1.6%
   Agrium                            209,100          1,921
   Cooper Tire & Rubber                6,900            127
   Mark IV Industries                233,700          3,038

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



SMALL CAP VALUE FUND--CONCLUDED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Reebok International               92,200     $    1,464
   Tupperware                         71,700          1,291
                                                 ----------
                                                      7,841
                                                 ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.7%
   AVX                               148,300          2,373
   Burr-Brown*                        61,975          1,456
   Lattice Semiconductor*             45,270          2,063
   Qlogic*                            13,700            920
   Stoneridge*                        96,500          1,339
                                                 ----------
                                                      8,151
                                                 ----------
SPECIALTY CONSTRUCTION -- 1.3%
   DR Horton*                        369,200          6,184
                                                 ----------
SPECIALTY MACHINERY -- 0.8%
   Fedders                           151,000            698
   Hussman International             200,800          2,949
                                                 ----------
                                                      3,647
                                                 ----------
STEEL & STEEL WORKS -- 2.2%
   AK Steel Holding                   94,700          2,137
   Armco*                            144,700            642
   Bethlehem Steel*                  248,400          2,049
   LTV                               219,800          1,181
   National Steel, Cl B*             168,830          1,393
   Quanex                             44,900            696
   Reliance Steel & Aluminum          30,040            866
   Ryerson Tull                       42,354            622
   Steel Dynamics*                    45,800            759
                                                 ----------
                                                     10,345
                                                 ----------
TECHNOLOGY, GENERAL -- 1.0%
   Buckeye Technologies*             138,800          1,943
   Marshall Industries*               71,100            960
   Walter Industries*                160,700          1,808
                                                 ----------
                                                      4,711
                                                 ----------
TELEPHONES & TELECOMMUNICATION -- 0.2%
   Aliant Communications              27,400          1,122
                                                 ----------
TESTING LABORATORIES -- 0.0%
   Curative Technologies*             16,200            186
                                                 ----------
TRANSPORTATION SERVICES -- 0.2%
   GATX                               32,880          1,083
                                                 ----------
TRUCKING -- 0.8%
   Arkansas Best*                     40,400            275
   Consolidated Freightways*          48,400            569
   Pittston Services                  65,900          1,549
   US Freightways                     32,570          1,071
   Yellow*                            34,150            593
                                                 ----------
                                                      4,057
                                                 ----------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
WHOLESALE -- 5.4%
   Barnes Group                     $ 38,450     $      721
   Bindley Western Industries         68,300          1,951
   BJ Wholesale Club*                356,600          9,428
   Central Garden & Pet*             102,900          1,736
   Commercial Metals                  26,500            530
   Crane                              43,400          1,050
   Handleman                          40,200            538
   Ingram Micro*                      12,300            281
   Priority Healthcare, Cl B*         20,070            908
   Richfood Holdings                  74,200          1,600
   Serologicals*                      13,300            180
   Standard Commercial                25,270            120
   Tower Automotive*                 142,600          2,656
   United Stationers                 177,600          2,708
   Universal                          57,430          1,468
                                                 ----------
                                                     25,875
                                                 ----------
Total Common Stocks
   (Cost $442,399)                                  437,839
                                                 ----------

U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bill (A)
      4.320%, 05/20/99              $  1,950          1,938
                                                 ----------
Total U.S. Treasury Obligation
   (Cost $1,938)                                      1,938
                                                 ----------

REPURCHASE AGREEMENT -- 8.4%
   Morgan Stanley
     4.870%, dated 03/31/99,
     matures 04/01/99, repurchase
     price $40,337,000 (collateralized
     by various Government Agencies,
     total par value $71,579,000,
     5.790%-8.875%, 04/15/04-
     04/15/30, total market value:
     $41,463,000)                     40,332         40,332
                                                 ----------
Total Repurchase Agreement
   (Cost $40,332)                                    40,332
                                                 ----------
Total Investments -- 100.1%
   (Cost $484,669)                                  480,109
                                                 ----------
Other Assets and Liabilities, Net -- (0.1%)            (286)
                                                 ----------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   35,945,704 outstanding shares of
   beneficial interest                              504,543

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
Undistributed net investment income              $      272
Accumulated net realized (loss) on investments      (20,187)
Net unrealized depreciation on investments             (245)
Net unrealized appreciation on investments           (4,560)
                                                 ----------
Total Net Assets -- 100.0%                       $  479,823
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $13.35
                                                 ==========

*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
LTD.--LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SMALL CAP GROWTH FUND

COMMON STOCKS -- 95.2%
AEROSPACE & DEFENSE -- 1.7%
   Aeroflex*                         131,600          1,875
   Coinstar*                         209,300          3,375
   Getty Images*                      94,100          1,976
   Mac-Gray*                          84,100            773
   Monaco Coach*                      82,800          1,910
   United Rentals*                    73,600          2,098
                                                 ----------
                                                     12,007
                                                 ----------
AIR TRANSPORTATION -- 0.9%
   Alaska Airgroup*                   23,500          1,116
   Atlantic Coast Air*                42,000          1,181
   Skywest                           148,800          4,297
                                                 ----------
                                                      6,594
                                                 ----------
AIRCRAFT -- 0.1%
   BE Aerospace*                      45,000            664
                                                 ----------
APPAREL/TEXTILES -- 2.3%
   Mohawk Industries*                 48,900          1,467
   Novel Denim Holdings*              51,700            504
   Quiksilver*                       185,900          7,854
   Tarrant Apparel Group*             79,100          3,322
   Tommy Hilfiger*                    40,700          2,803
                                                 ----------
                                                     15,950
                                                 ----------
AUTOMOTIVE -- 0.3%
   Gentex*                            66,000          1,423
   Teleflex                           15,000            511
                                                 ----------
                                                      1,934
                                                 ----------


-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
BANKS -- 1.4%
   Astoria Financial                  20,000     $    1,000
   Commerce Bancorp New Jersey        27,300          1,126
   Community First Bankshares         52,000          1,040
   Cullen/Frost Bankers               21,500          1,031
   Hubco                              15,913            534
   Peoples Heritage Financial Group   38,000            684
   Southwest Bancorp of Texas*        28,000            345
   Sterling Bancshares                 7,500             78
   Telebanc Financial Group*          19,000          1,515
   Terayon Communication              25,300          1,012
   Westamerica Bancorporation         34,500          1,091
                                                 ----------
                                                      9,456
                                                 ----------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 2.1%
   Antec*                             65,000          1,397
   Cox Radio, Cl A*                   41,100          2,106
   Emmis Broadcasting*                42,700          2,135
   Lamar Advertising*                 53,500          1,816
   SBS Broadcasting SA*               41,200          1,324
   TMP Worldwide*                     84,900          5,503
                                                 ----------
                                                     14,281
                                                 ----------
BUILDING & CONSTRUCTION -- 1.3%
   Crossman Communities*              25,000            498
   Engle Homes                        22,900            240
   Granite Construction               70,300          1,643
   Jacobs Engineering Group*          38,500          1,518
   Lennar                             85,100          1,904
   Pulte                              48,900          1,018
   Ryland Group                       61,900          1,567
   US Home*                           20,000            652
                                                 ----------
                                                      9,040
                                                 ----------
CHEMICALS -- 0.2%
   OM Group                           38,000          1,254
                                                 ----------
COMMUNICATIONS -- 1.4%
   Abovenet Communications*               25          3,272
   Autoweb.com*                        3,000            107
   Echostar Communications*           10,000            816
   Jakks Pacific*                     35,300            653
   McLeodusa, Cl A*                       54          2,272
   Microfinancial*                    35,100            509
   Select Comfort                     23,800            663
   VerticalNet*                       11,300          1,174
                                                 ----------
                                                      9,466
                                                 ----------
COMMUNICATIONS EQUIPMENT -- 3.3%
   Black Box*                         25,000            775
   Broadcom, Cl A*                    27,200          1,676
   Comverse Technology*               23,000          1,955

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



SMALL CAP GROWTH FUND--CONTINUED

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Concord Communications*            29,300     $    1,670
   CTS                                12,000            593
   Dionex*                             8,000            302
   DM Management*                    194,350          3,037
   Excel Switching*                   25,400            533
   Intervoice*                        96,400          1,060
   L-3 Communications*                33,500          1,549
   Mercury Interactive*               88,000          3,135
   Plantronics*                       12,500            782
   Polycom*                           87,300          1,637
   Power Integration*                 83,800          2,661
   Sawtek*                            42,400          1,431
                                                 ----------
                                                     22,796
                                                 ----------
COMPUTERS & SERVICES -- 6.2%
   Bell & Howell*                     38,700          1,134
   Business Objects*                  92,200          2,737
   CMG Information Services*          13,600          2,490
   Computer Network Technology*          101          1,643
   Cybex Computer Products*           49,900            895
   Earthlink Network*                 50,300          3,018
   HNC Software*                      96,200          3,151
   Inspire Insurance Solutions*       53,850          1,023
   Jabil Circuit*                     37,200          1,507
   Javelin Systems*                   83,400          1,011
   Level One Communications*          34,075          1,657
   Maxwell Technologies*              66,800          1,561
   Microchip Technology*              28,200            976
   Micros Systems*                    95,900          3,165
   Network Appliance*                 73,400          3,716
   New Era of Networks*               65,900          4,465
   Pinnacle Systems*                  17,900            814
   Psinet*                            34,700          1,477
   QRS*                               43,600          2,728
   SCM Microsystems*                  10,000            608
   Sportsline USA*                    68,100          3,107
                                                 ----------
                                                     42,883
                                                 ----------
CONCRETE & MINERAL PRODUCTS -- 0.2%
   Ferro                              45,250          1,120
   Owens-Corning Fiberglass           11,100            353
                                                 ----------
                                                      1,473
                                                 ----------
DRUGS -- 3.4%
   Abgenix*                           23,700            358
   Anesta*                            51,900          1,171
   Biomatrix*                         51,000          3,978
   ChiRex*                            44,600          1,093
   Coulter Pharmaceutical*            33,000            718
   Cytyc*                            112,100          1,555
   Fuisz Technologies*               101,250            664
   Incyte Pharmaceuticals*            60,400          1,212
   Jones Pharmaceuticals              63,900          2,221

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Liposome*                          91,300     $    1,227
   Medicis Pharmaceutical, Cl A*     148,200          4,446
   Ocular Sciences*                   21,600            620
   Parexel International*             50,000          1,034
   Pharmacyclics*                     33,600            554
   Shire Pharmaceuticals Group PLC*   61,100          1,394
   Zonagen*                           52,100          1,120
                                                 ----------
                                                     23,365
                                                 ----------
ELECTRICAL SERVICES -- 0.5%
   Calpine*                           26,300            958
   Gemstar International*             37,400          2,814
                                                 ----------
                                                      3,772
                                                 ----------
ELECTRICAL TECHNOLOGY -- 0.3%
   Proxim*                            66,200          1,903
                                                 ----------
ENTERTAINMENT -- 1.7%
   Family Golf Centers*              127,050            945
   Macrovision*                      100,900          3,733
   Premier Parks*                    109,100          4,064
   SFX Entertainment, Cl A*           43,800          2,828
                                                 ----------
                                                     11,570
                                                 ----------
FINANCIAL SERVICES -- 2.7%
   Financial Federal*                116,200          2,208
   Haven Bancorp                      52,300            686
   Investment Technology Group*       24,300          1,233
   Knight/Trimark Group, Cl A*       126,700          8,489
   Metris*                            78,600          3,173
   NVR*                               18,400            775
   T&W Financial*                     76,400            640
   Travel Services*                   44,500            467
   Waddell & Reed Financial, Cl A*    60,000          1,230
                                                 ----------
                                                     18,901
                                                 ----------
FOOD, BEVERAGE & TOBACCO -- 0.8%
   Adolph Coors, Cl B                 35,200          1,901
   UST                                57,457          1,255
   Wild Oates Markets*                72,900          1,977
                                                 ----------
                                                      5,133
                                                 ----------
HOTELS & LODGING -- 1.4%
   Extended Stay America*            222,300          2,265
   Fours Seasons Hotel*               88,300          3,687
   Pegasus Systems*                   81,400          3,246
   Silverleaf Resorts*                90,800            726
                                                 ----------
                                                      9,924
                                                 ----------
HOUSEHOLD FURNITURE & FIXTURES -- 0.6%
   Ethan Allen Interiors              69,100          2,872
   Furniture Brands International*    51,000          1,128
                                                 ----------
                                                      4,000
                                                 ----------

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.1%
   Juno Lighting                      27,100       $   608
                                                   -------
INSURANCE -- 0.6%
   First American Financial           60,600           958
   Landamerica Financial Group        22,400           650
   Nationwide Financial Services      46,700         1,961
   Total Renal Care Holdings*         46,725           514
                                                   -------
                                                     4,083
                                                   -------
LEISURE PRODUCTS -- 0.6%
   Acclaim Entertainment*            147,300         1,316
   Boyds Collection Ltd*             108,500         1,953
   Global Vacation Group*             60,400           717
                                                   -------
                                                     3,986
                                                   -------
LUMBER & WOOD PRODUCTS -- 0.1%
   Modtech Holdings*                  60,832           547
                                                   -------
MACHINERY -- 1.7%
   Applied Power, Cl A                43,500         1,185
   Aptar Group                        44,000         1,144
   Briggs & Stratton                  24,300         1,198
   Cree Research*                     64,400         3,023
   Donaldson                          14,000           252
   Micrel*                            40,000         2,003
   MSC Industrial Direct*             26,100           444
   Pentair                            62,900         2,123
   SPS Technologies*                  16,000           628
                                                   -------
                                                    12,000
                                                   -------
MEASURING DEVICES -- 0.4%
   Credence Systems*                  47,700         1,023
   Veeco Instruments*                 48,200         1,780
                                                   -------
                                                     2,803
                                                   -------
MEDICAL PRODUCTS & SERVICES -- 5.0%
   Algos Pharmaceuticals*             82,000         2,019
   Conmed*                            36,000         1,116
   Eclipse Surgical Technologies*     67,500           709
   Healthworld*                       93,700         1,265
   Impath*                            45,000         1,103
   Interim Services*                  28,700           431
   Invacare                           35,100           853
   Laser Vision Centers*              37,900         1,445
   Maxxim Medical*                    55,400         1,046
   Medquist*                          95,900         2,877
   Minimed*                           24,000         2,439
   Osteotech*                          9,600           330
   Pediatrix Medical Group*           37,500         1,055
   Pharmaceutical Product
     Development*                     34,000         1,141
   Sabratek*                          56,200           843
   Steris*                            22,000           586


-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
   Summit Technology*                108,900       $ 1,198
   Sun Healthcare Group*              47,900         1,641
   Superior Consultant Holdings*      20,000           683
   Techne*                            18,000           520
   Universal Health Services*         20,000           865
   Visix Space*                       59,100         6,357
   Xomed Surgical Products*          100,600         3,949
                                                   -------
                                                    34,471
                                                   -------
MISCELLANEOUS BUSINESS SERVICES -- 20.8%
   Abacus Direct*                     26,700         2,189
   ABM Industries                     34,000         1,037
   Acxiom*                            33,000           875
   Advent Software*                   14,000           700
   ADVO*                              71,500         1,381
   American Management Systems*       34,900         1,191
   Answerthink Consulting Group*      95,900         2,685
   Ardent Software*                   81,200         1,304
   Autobytel.com*                          2           117
   Axent Technologies*                24,000           578
   Bea Systems*                      119,200         1,863
   Beyond.com*                           105         2,765
   Brio Technology*                   98,000         2,070
   Broadvision*                       21,100         1,261
   Career Education*                  12,000           416
   Complete Business Solutions*       41,800           820
   Critical Path*                     13,500         1,040
   CSG Systems International*         92,800         3,660
   Data Processing Resources*         20,800           285
   Dendrite International*            50,900         1,136
   Digital River*                         54         2,196
   Dset                              149,700         1,740
   Electronics for Imaging*           33,100         1,291
   Globix                            104,900         3,914
   Hooper Holmes                      55,000           859
   I2 Technologies*                   52,400         1,394
   Imr Global*                       196,400         3,486
   Infoseek*                          28,900         2,139
   Infospace.com*                         49         4,396
   Inktomi*                           21,600         1,852
   Insight Enterprises*               95,287         2,358
   ISS Group*                         33,900         2,695
   Jack Henry & Associates*           57,200         2,102
   Labor Ready*                      162,950         4,247
   Lason*                             65,400         3,679
   Legato Systems*                    33,000         1,704
   Macromedia*                       107,100         4,853
   Mastech*                          101,500         1,320
   Memberworks*                       52,500         1,903
   Meta Group*                        29,800           458
   Metro Information Services*        52,000           946
   Metzler Group*                    102,500         3,216
   Micromuse*                         43,800         2,015
   Mindspring Enterprises*            23,500         2,022

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


SMALL CAP GROWTH FUND--CONTINUED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Miningo.com*                        1,800       $   161
   National Instruments*              50,000         1,425
   Netgravity*                        12,500           517
   Network Solutions*                 24,400         2,580
   Nova*                              80,300         2,108
   On Assignment*                     46,300         1,186
   Onemain.com*                       28,800         1,044
   Onyx Software                       1,000            39
   Peregrine Systems*                196,300         6,601
   Pervasive Software*               119,500         2,136
   Priceline.com*                      3,650           302
   Profit Recovery Group
     International*                   40,200         1,588
   Progress Software*                 54,300         1,853
   Real Network*                      34,000         4,154
   Siebel Systems*                    76,600         3,639
   Smith-Gardner & Associates*        25,000           353
   Software AG Systems*               76,000           637
   Superior Services*                 17,600           349
   Technology Solutions*             119,700           853
   Transaction Systems Architects*    36,200         1,303
   TSI International Software, Ltd*   92,200         4,501
   USWeb*                             22,500           928
   Verio*                             75,700         3,492
   Verity*                            30,700         1,028
   Vignette                           28,200         2,122
   Visio*                             54,200         1,524
   Wackenhut Corrections*             52,500         1,014
   Webtrends*                         32,300         1,571
   Whittman-Hart*                    118,800         2,554
   Wind River Systems*                80,500         1,434
   Xircom*                           126,900         3,188
   Xoom.com*                          55,300         3,709
   Ziff-Davis-Zdnet Group*             8,250           297
                                                  --------
                                                   144,348
                                                  --------
MISCELLANEOUS CONSUMER SERVICES -- 1.1%
   Carriage Services*                 72,800         1,101
   Casella Waste Systems, Cl A*           50         1,128
   CSK Auto*                              40         1,198
   G&K Services                       28,200         1,302
   Regis                              40,800         1,086
   Select Appointments
     Holdings, ADR*                   27,300           729
   Unifirst                           35,000           739
   US Liquids*                            31           686
                                                  --------
                                                     7,969
                                                  --------
MISCELLANEOUS MANUFACTURING -- 0.9%
   Blyth Industries*                  84,100         1,987
   Commscope*                        125,000         2,617
   Paragon Trade Brands               49,125           927
   Varlen                             26,687           587
                                                  --------
                                                     6,118
                                                  --------
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
MISCELLANEOUS TRANSPORTATION -- 0.2%
   Fleetwood Enterprises              38,100      $  1,091
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 0.3%
   Atwood Oceanic*                    40,500         1,215
   Cross Timbers Oil                  92,325           652
   Veritas DGC*                       35,400           502
                                                  --------
                                                     2,369
                                                  --------
PRINTING & PUBLISHING -- 0.6%
   Lone Star Industries               84,100         2,607
   Southdown                          23,300         1,251
                                                  --------
                                                     3,858
                                                  --------
PROFESSIONAL SERVICES -- 4.5%
   American Oncology Resources*       90,000           810
   Consolidated Graphics*             47,700         2,755
   Devry*                             70,000         2,030
   Ecsoft Group PLC*                  74,700         2,381
   Educational Management*           185,600         5,707
   International Network Services*   107,800         7,539
   ITT Educational Services*          88,600         3,328
   Pre Paid Legal*                    40,500           992
   Preview Travel*                    34,900           663
   Professional Detailing*            26,000           681
   Strayer Education                  20,000           740
   Sylvan Learning Systems*           53,000         1,451
   Tetra Tech*                       102,550         2,160
                                                  --------
                                                    31,237
                                                  --------
REAL ESTATE -- 1.4%
   CB Richard Ellis Services*         94,300         1,556
   Centex Construction Products       27,400           954
   Golf Trust of America              85,000         1,902
   Intrawest                         164,800         2,781
   Resourtquest International*        81,100         1,298
   Trammell Crow*                     48,800           903
                                                  --------
                                                     9,394
                                                  --------
REPAIR SERVICES -- 0.5%
   Central Parking                    58,600         2,022
   Personnel Group of America*        66,000           474
   Rollins Truck Leasing              72,000           680
                                                  --------
                                                     3,176
                                                  --------
RETAIL -- 7.3%
   American Eagle Outfitters*         55,800         4,000
   Ames Department Stores*            19,300           717
   Ann Taylor Stores*                 33,700         1,489
   Bebe Stores*                       60,200         2,468
   Buckle*                            34,300           772
   CDW Computer Centers*              11,400           787
   CEC Entertainment*                 51,300         1,840
   Children's Place Retail Stores*    49,100         1,323
   Cost Plus*                         75,300         2,212
   Dollar Tree Stores*                56,137         1,737

--------------------------------------------------------------------------------




-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Foodmaker*                         21,800       $   556
   Intimate Brands                    27,800         1,338
   Kenneth Cole Productions*          66,100         1,743
   Linens N Things*                   81,300         3,689
   Men's Wearhouse*                   59,800         1,727
   Micro Warehouse*                  119,500         1,927
   Musicland Stores*                  90,700           799
   Pacific Sunwear of California*    168,400         5,852
   Papa John's International*         36,200         1,597
   PJ America*                        60,500         1,392
   Rexall Sundown*                    51,600           990
   Ross Stores                        28,000         1,227
   Ruby Tuesday                       66,600         1,157
   SLI*                                   48         1,012
   Talbots                            54,100         1,319
   Trans World Entertainment*         16,800           185
   Wet Seal, Class A*                 61,900         2,283
   Williams Sonoma*                  102,100         2,884
   Zale*                              43,000         1,470
                                                   -------
                                                    50,492
                                                   -------
RUBBER & PLASTIC -- 1.6%
   Carlisle                           25,200         1,178
   Etec Systems*                      52,900         1,557
   Remec*                              3,800            79
   Transwitch*                       103,700         4,692
   Vitesse Semiconductor*             72,700         3,680
                                                   -------
                                                    11,186
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.5%
   Amkor Technology*                 131,300         1,034
   Applied Micro Circuits*            94,600         4,044
   Conexant Systems*                 116,200         3,217
   Dupont Photomasks*                 25,000           991
   E-Tek Dynamics*                    97,500         3,498
   HI/FN*                             70,000         2,625
   Hutchinson Technology*             83,300         2,072
   Integrated Process Equipment*      87,800           790
   Nvidia*                            35,300           746
   Power-One*                         80,500           543
   Qlogic*                            50,600         3,397
   RF Micro Devices*                   4,300           411
   Unitrode*                          69,400           985
                                                   -------
                                                    24,353
                                                   -------
SPECIALTY CONSTRUCTION -- 0.5%
   DR Horton                          57,500           963
   Elcor                              46,600         1,640
   Insituform Technologies*           38,100           667
                                                   -------
                                                     3,270
                                                   -------
SPECIALTY MACHINERY -- 0.5%
   Cooper Cameron*                    82,000         2,778
   Knightsbridge Tankers, Ltd.*       30,000           953
                                                   -------
                                                     3,731
                                                   -------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------

TECHNOLOGY, GENERAL -- 0.0%
   Multex.com*                         3,000       $   188
                                                   -------
TELEPHONES & TELECOMMUNICATION -- 5.7%
   Allegiance Telecommunications*        149         3,735
   American Tower Systems*            96,400         2,362
   Carrier Access*                    20,900         1,616
   Com21*                            125,700         3,300
   Concentric Network*               132,100         9,874
   Dycom Industries*                  28,600         1,244
   Electric Lightwave*               157,400         1,436
   Exodus Communications*             27,800         3,739
   Flashnet Communications*            4,300           177
   Geotel Communications*             90,800         4,165
   ICG Communications*               122,800         2,456
   Intermedia Communications
     of Florida*                      22,700           604
   IXC Communications*                53,600         2,459
   P-Com*                             97,900           746
   Pinnacle Holdings*                 70,600         1,068
   Viatel*                            32,800           935
                                                   -------
                                                    39,916
                                                   -------
TESTING LABORATORIES -- 0.8%
   Celgene*                          107,000         1,712
   International Telecommunications
     Data Systems*                    47,900           593
   Medimmune*                         38,100         2,255
   Roberts Pharmaceutical*            66,500         1,380
                                                   -------
                                                     5,940
                                                   -------
TRANSPORTATION SERVICES -- 0.1%
   Carey International*               49,900           811
                                                   -------
TRUCKING -- 1.2%
   CH Robinson Worldwide              23,000           585
   Expeditors International
     of Washington                    32,100         1,733
   Gilead Sciences*                   33,600         1,529
   Landstar System*                   32,900         1,090
   Suiza Foods*                       26,250           884
   Swift Transportation*              34,500           882
   US Freightways                     39,000         1,282
   Werner Enterprises                 35,000           551
                                                   -------
                                                     8,536
                                                   -------
WHOLESALE -- 2.4%
   Amerisource Health*                42,000         1,436
   Aviation Sales*                    45,200         2,011
   Borg-Warner Automotive             20,787           994
   Genesis Microchip*                 72,400         1,720
   Ha Lo Industries*                 159,550         1,964
   Patterson Dental*                  45,250         1,957
   Performance Food Group*            37,000           971
   Richfood Holdings                  45,000           970
   SCP Pool*                          89,300         1,250

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


SMALL CAP GROWTH FUND--CONCLUDED
-----------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Tower Automotive*                  58,000      $  1,080
   United Stationers                  52,800           805
   US Foodservice*                    34,000         1,581
                                                  --------
                                                    16,739
                                                  --------
Total Common Stocks
   (Cost $522,365)                                 659,586
                                                  --------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A)
      4.320%, 05/20/99                 1,050         1,044
                                                  --------
Total U.S. Treasury Obligation
   (Cost $1,044)                                     1,044
                                                  --------

REPURCHASE AGREEMENT -- 5.3%
   J.P. Morgan
     4.950%, dated 03/31/99, matures
     04/01/99, repurchase price
     $37,037,000 (collateralized by
     FNMA obligation, par value
     $38,568,000, 0.000%, 09/03/99,
     total market value:
     $37,773,000)                    $37,031        37,031
                                                  --------
Total Repurchase Agreement
   (Cost $37,031)                                   37,031
                                                  --------
Total Investments -- 100.7%
   (Cost $560,440)                                 697,661
                                                  --------
Other Assets and Liabilities, Net -- (0.7%)         (4,871)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 38,640,945 outstanding shares
   of beneficial interest                          543,168
Portfolio Shares of Class D
   (unlimited authorization --
   no par value) based on
   122,203 outstanding shares
   of beneficial interest                            2,056
Accumulated net realized gain on investments        10,505
Net unrealized depreciation on investments            (160)
Net unrealized appreciation on investments         137,221
                                                  --------
Total Net Assets-- 100.0%                         $692,790
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $17.87
                                                  ========
Net Asset Value and Redemption
   Price Per Share -- Class D                       $17.49
                                                  ========
Maximum Offering Price Per Share --
   Class D ($17.49 / 95%)                           $18.41
                                                  ========


-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACT.
CL--CLASS
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD.--LIMITED
PLC--PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MID-CAP FUND

COMMON STOCKS -- 95.9%
AEROSPACE & DEFENSE -- 1.5%
   Cordant Technologies               10,000         $ 398
   SCI Systems*                        4,000           118
                                                     -----
                                                       516
                                                     -----
AIR TRANSPORTATION -- 1.5%
   Continental Airlines, Cl B*         1,600            61
   Delta Air Lines                     6,900           480
                                                     -----
                                                       541
                                                     -----
APPAREL/TEXTILES -- 0.3%
   Jones Apparel Group*                3,700           103
                                                     -----
AUTOMOTIVE -- 1.3%
   Federal Mogul                       3,500           150
   Navistar International*             5,300           213
   Paccar                              2,100            86
                                                     -----
                                                       449
                                                     -----
BANKS -- 6.9%
   Charter One Financial              22,900           661
   City National                       8,100           250
   Comerica                            5,900           368
   Golden West Financial                 500            48
   M&T Bank                              500           239
   Pacific Century Financial           8,600           180
   Republic New York                  10,500           484
   TCF Financial                       1,100            29
   Zions Bancorp                       3,000           199
                                                     -----
                                                     2,458
                                                     -----
BEAUTY PRODUCTS -- 0.1%
   International Specialty Products*   3,300            25
                                                     -----
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 1.8%
   Interpublic Group                   2,600           202
   TCA Cable TV                        4,600           200
   True North Communications           3,800           107
   TV Guide*                           3,500           129
                                                     -----
                                                       638
                                                     -----

--------------------------------------------------------------------------------







-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.6%
   Centex                              3,300        $  110
   Clayton Homes                           4            46
   Lennar                              3,400            76
                                                    ------
                                                       232
                                                    ------
CHEMICALS -- 4.1%
   Arch Chemicals*                         1            28
   Avery Dennison                      3,200           184
   BF Goodrich                         7,200           247
   Cytec Industries*                  12,800           286
   FMC*                                8,600           425
   IMC Fertilizer Group                4,300            88
   Olin                                3,400            34
   WR Grace*                          14,100           171
                                                    ------
                                                     1,463
                                                    ------
COMMUNICATIONS EQUIPMENT -- 1.7%
   ADC Telecommunications*             1,000            48
   Andrew*                             3,000            37
   General Instrument*                 3,000            91
   Pittway, Cl A                       1,000            26
   Qualcomm*                           3,100           386
                                                    ------
                                                       588
                                                    ------
COMPUTERS & SERVICES -- 5.4%
   Apple Computer*                     8,900           320
   Ceridian*                           6,400           234
   Cirrus Logic*                       4,600           514
   Gateway 2000*                         800            55
   Quantum*                            6,700           121
   Seagate Technology*                11,900           352
   Unisys*                            12,000           332
                                                    ------
                                                     1,928
                                                    ------
CONCRETE & MINERAL PRODUCTS -- 1.4%
   USG*                                9,600           493
                                                    ------
CONTAINERS & PACKAGING -- 0.8%
   Owens-Illinois*                    10,900           272
                                                    ------
DRUGS -- 2.2%
   Biogen*                             1,500           171
   Genzyme*                            2,600           131
   ICN Pharmaceuticals                10,400           262
   Mylan Laboratories                  4,400           121
   Watson Pharmaceuticals*             2,400           106
                                                    ------
                                                       791
                                                    ------
ELECTRICAL SERVICES -- 7.3%
   Ameren                              2,800           101
   DTE Energy                         13,300           511
   Energy East                        10,700           562
   FirstEnergy*                       18,400           514

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------


   General Public Utilities           12,300        $  459
   LG&E Energy                         9,600           200
   OGE Energy                         10,400           235
                                                    ------
                                                     2,582
                                                    ------
ENTERTAINMENT -- 0.8%
   King World Productions*             9,400           287
                                                    ------
ENVIRONMENTAL SERVICES -- 1.3%
   Allied Waste Industries*            6,900           100
   Waste Management*                   7,800           346
                                                    ------
                                                       446
                                                    ------
FINANCIAL SERVICES -- 3.0%
   Charles Schwab                      2,300           221
   Countrywide Credit Industries       8,500           319
   Crescent Real Estate Equities       3,300            71
   Equity Office Properties Trust      4,300           109
   Greenpoint Financial                3,600           125
   Painewebber Group                   3,200           128
   Vornado Realty Trust                2,300            79
                                                    ------
                                                     1,052
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 3.1%
   IBP                                 9,900           184
   Interstate Bakeries                 2,400            52
   Lancaster Colony                   12,400           330
   Quaker Oats                         3,100           194
   Suiza Foods*                       10,100           340
   Tyson Foods                         1,200            25
                                                    ------
                                                     1,125
                                                    ------
GAS/NATURAL GAS -- 0.8%
   Columbia Gas System                 2,900           152
   MCN                                 8,000           128
   Questar                             1,200            20
                                                    ------
                                                       300
                                                    ------
GENERAL UTILITIES -- 1.1%
   Mid American Energy Holdings*       5,100           143
   PECO Energy                         5,300           245
                                                    ------
                                                       388
                                                    ------
HOTELS & LODGING -- 0.4%
   Harrah's Entertainment*             7,900           151
                                                    ------
HOUSEHOLD PRODUCTS -- 1.0%
   Clorox                              1,047           123
   Maytag                                800            48
   Raychem                             4,900           111
   Solectron*                          1,600            78
                                                    ------
                                                       360
                                                    ------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


MID-CAP FUND--CONCLUDED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
INSURANCE -- 9.6%
   Allmerica Financial*                4,500        $  248
   Ambac                               4,500           243
   Conseco                            13,300           411
   Equitable                           5,400           378
   Jefferson Pilot                     5,200           352
   Lincoln National                    2,600           257
   Mercury General                     1,400            49
   MGIC Investment                     3,700           130
   Providian Financial                 7,200           792
   Reliance Group Holdings             8,600            65
   Reliastar Financial                 3,900           166
   Wellpoint Health Networks*          4,300           326
                                                    ------
                                                     3,417
                                                    ------
LEASING & RENTING -- 0.3%
   Comdisco                            6,500           116
                                                    ------
LEISURE PRODUCTS -- 0.9%
   Tiffany & Company                   4,200           314
                                                    ------
LUMBER & WOOD PRODUCTS -- 0.3%
   Louisiana-Pacific                   6,600           123
                                                    ------
MACHINERY -- 1.4%
   Brunswick                           8,600           164
   Ingersoll Rand                      6,150           305
   Pentair                               800            27
                                                    ------
                                                       496
                                                    ------
MEASURING DEVICES -- 0.7%
   Beckman Coulter                     1,100            48
   Perkin Elmer                          400            39
   Thermo Instrument  Systems*         1,900            27
   Uniphase*                           1,000           115
   Waters*                               300            32
                                                    ------
                                                       261
                                                    ------
MEDICAL PRODUCTS & SERVICES -- 1.4%
   Allergan                              900            79
   Dentsply International              5,600           130
   Guidant                             4,200           254
   Safeskin*                           4,500            33
                                                    ------
                                                       496
                                                    ------
MISCELLANEOUS BUSINESS SERVICES -- 6.6%
   Acnielsen*                          3,100            84
   Adobe Systems                       1,300            74
   BMC Software*                       4,100           152
   Compuware*                          6,100           146
   Concord EFS*                        5,500           152
   Convergys*                          3,100            53
   Deluxe                              4,800           140
   Fiserv*                               500            27
   GTech*                              3,300            80

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Keane*                              5,300        $  113
   Kelly Services, Cl A                1,100            31
   Learning*                           3,600           104
   Modis Professional Services*       17,000           154
   NCR*                                1,200            60
   Networks Associates*                2,700            83
   Reynolds & Reynolds, Cl A          13,400           255
   Shared Medical Systems              3,200           178
   Sterling Software*                  5,400           128
   Sungard Data Systems*               6,400           256
   Viad                                2,800            78
                                                    ------
                                                     2,348
                                                    ------
MISCELLANEOUS CONSUMER SERVICES -- 0.1%
   Manpower                            1,100            26
                                                    ------
MISCELLANEOUS MANUFACTURING -- 0.9%
   International Game Technology       6,400            93
   Trinity Industries                  8,100           238
                                                    ------
                                                       331
                                                    ------
OFFICE FURNITURE & FIXTURES -- 0.7%
   Johnson Controls                    3,800           237
                                                    ------
PAPER & PAPER PRODUCTS -- 1.1%
   Fort James                         12,400           393
                                                    ------
PETROLEUM & FUEL PRODUCTS -- 0.6%
   Transocean Offshore                 7,600           219
                                                    ------
PETROLEUM REFINING -- 1.6%
   Coastal                             8,900           294
   Pennzenergy                         2,400            25
   Pennzoil-Quaker State*              2,400            30
   Tosco                               1,000            25
   Valero Energy                       8,300           206
                                                    ------
                                                       580
                                                    ------
PRINTING & PUBLISHING -- 2.6%
   Amazon.com*                         1,100           189
   Central Newspapers                  3,400           106
   Meredith                            4,300           135
   Southdown                           1,500            81
   Tribune                             6,400           419
                                                    ------
                                                       930
                                                    ------
PROFESSIONAL SERVICES -- 0.5%
   Gartner Group*                      5,600           126
   Paychex                             1,200            57
                                                    ------
                                                       183
                                                    ------
RETAIL -- 7.6%
   Best Buy*                          11,000           572
   Borders Group*                     10,600           149
   CKE Restaurants                     7,000           138

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Dayton-Hudson                         500       $    33
   Dillards, Cl A                      1,800            46
   Dollar Tree Stores*                 2,100            65
   Kmart*                             10,500           177
   Office Depot*                       6,100           225
   Payless Shoesource*                 5,600           260
   Ross Stores                         6,400           280
   Tandy                               4,300           274
   Tech Data*                          3,500            80
   TJX                                 7,200           245
   Warnaco Group                       6,600           163
                                                   -------
                                                     2,707
                                                   -------
RUBBER & PLASTIC -- 1.2%
   Premark International              11,100           366
   Tupperware                          3,600            65
                                                   -------
                                                       431
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.7%
   Altera*                               800            48
   American Power Conversion*          1,600            43
   Sanmina*                            2,600           166
   Thomas & Betts                      4,800           180
   Vitesse Semiconductor*              3,100           157
                                                   -------
                                                       594
                                                   -------
STEEL & STEEL WORKS -- 0.4%
   Engelhard                           8,000           136
                                                   -------
TELEPHONES & TELECOMMUNICATION -- 1.9%
   Century Telephone Enterprises       8,900           625
   Cincinnati Bell                     1,600            36
                                                   -------
                                                       661
                                                   -------
TESTING LABORATORIES -- 0.3%
   Quintiles Transnational*            3,000           113
                                                   -------
TRANSPORTATION SERVICES -- 1.2%
   GATX                               12,600           415
                                                   -------
TRUCKING -- 0.2%
   Pittston Services                   2,500            59
                                                   -------
WHOLESALE -- 3.7%
   Arrow Electronics*                 17,000           255
   Avnet                               1,300            48
   Bergen Brunswig, Cl A               9,600           192
   Cardinal Health                     2,100           139
   Crane                               6,000           145
   McKesson HBOC                       3,000           198
   Richfood Holdings                   4,800           104
   Universal                           6,900           176
   US Foodservice*                       900            42
                                                   -------
                                                     1,299
                                                   -------
Total Common Stocks
   (Cost $31,497)                                   34,073
                                                   -------






-----------------------------------------------------------
                                   FACE AMOUNT    MARKET
DESCRIPTION                        (000)/SHARES VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
   J.P. Morgan
     4.950%, dated 03/31/99, matures
     04/01/99, repurchase price
     $1,510,000 (collateralized
     by various FNMA obligations,
     total par value $2,013,000,
     5.500%-7.500%, 06/01/27-
     01/01/29, total market
     value: $1,540,000)               $1,510       $ 1,510
                                                   -------
Total Repurchase Agreement
   (Cost $1,510)                                     1,510
                                                   -------
Total Investments -- 99.9%
   (Cost $33,008)                                   35,583
                                                   -------
Other Assets and Liabilities, Net -- 0.1%               47
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 2,361,137 outstanding shares
   of beneficial interest                           32,377
Undistributed net investment income                      6
Accumulated net realized gain on investments           672
Net unrealized appreciation on investments           2,575
                                                   -------
Total Net Assets -- 100.0%                         $35,630
                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $15.09
                                                   =======

*NON-INCOME PRODUCING SECURITY
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPITAL APPRECIATION FUND

COMMON STOCKS -- 88.9%
AEROSPACE & DEFENSE -- 0.1%
   Raytheon Company, Cl B              2,200       $   129
                                                   -------
AIR TRANSPORTATION -- 0.3%
   Delta Air Lines                     4,100           285
                                                   -------
AIRCRAFT -- 1.4%
   Allied Signal                       8,600           423
   United Technologies                 9,400         1,273
                                                   -------
                                                     1,696
                                                   -------
BANKS -- 8.1%
   Bank of New York                    7,600           273
   Bank One                           22,981         1,265
   Bank United, Cl A                   8,400           343

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


CAPITAL APPRECIATION FUND--CONTINUED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   BankAmerica                         5,863        $  414
   BankBoston                         15,800           684
   Compass Bancshares                  9,600           331
   First Security                     10,100           195
   First Union                         7,900           422
   Hibernia, Cl A                      3,000            39
   KeyCorp                            13,400           406
   MBNA                               15,600           372
   Mellon Bank                        23,200         1,633
   North Fork Bancorporation           5,400           114
   PNC Bank                           29,200         1,622
   Regions Financial                   3,400           118
   US Bancorp                         14,500           494
   Washington Mutual                  19,688           805
                                                    ------
                                                     9,530
                                                    ------
BEAUTY PRODUCTS -- 1.3%
   Avon Products                      13,400           631
   Colgate Palmolive                   3,100           285
   Procter & Gamble                    6,600           646
                                                    ------
                                                     1,562
                                                    ------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.6%
   Fox Entertainment Group, Cl A*     12,800           347
   Interpublic Group                   4,200           327
                                                    ------
                                                       674
                                                    ------
CHEMICALS -- 2.1%
   Air Products & Chemicals           49,600         1,699
   Morton International               19,600           720
                                                    ------
                                                     2,419
                                                    ------
COMMUNICATIONS EQUIPMENT -- 2.6%
   Ascend Communications*             12,400         1,038
   GTE                                15,500           938
   Nokia, Cl A, ADR                    1,800           280
   Northern Telecom Ltd.              12,300           764
                                                    ------
                                                     3,020
                                                    ------
COMPUTERS & SERVICES -- 6.9%
   Ceridian*                          36,000         1,316
   Cisco Systems*                     11,900         1,304
   Compaq Computer                    16,400           520
   EMC*                               11,300         1,444
   Hewlett Packard                     6,000           407
   IBM                                17,600         3,120
                                                    ------
                                                     8,111
                                                    ------
DRUGS -- 6.7%
   Abbott Laboratories                35,500         1,662
   Alza*                               2,100            80
   American Home Products              8,500           555
   Bristol-Myers Squibb               31,000         1,994
   Eli Lilly                           4,600           390
   Forest Laboratories*                3,500           197
   Merck                              22,100         1,772


-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Teva Pharmaceuticals, ADR               1        $   90
   Warner Lambert                     17,800         1,178
                                                    ------
                                                     7,918
                                                    ------
ELECTRICAL SERVICES -- 0.2%
   Niagara Mohawk Holdings*           13,200           177
                                                    ------
ENVIRONMENTAL SERVICES -- 2.5%
   Allied Waste Industries*           25,000           361
   Browning-Ferris Industries            800            31
   Republic Industries*                6,100            76
   Republic Services, Cl A*           21,200           343
   Waste Management*                  48,686         2,160
                                                    ------
                                                     2,971
                                                    ------
FINANCIAL SERVICES -- 2.3%
   Associates First Capital           13,300           599
   FHLMC                               8,800           503
   Household International            26,279         1,199
   Textron                             4,000           310
   Waddell & Reed Financial, Cl B*     6,922           138
                                                    ------
                                                     2,749
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 3.7%
   Anheuser Busch                      2,600           198
   Coca-Cola                           5,400           163
   Conagra                             9,500           243
   Flowers Industries                 14,200           350
   Pepsi Bottling Group*               9,100           197
   PepsiCo                            21,900           858
   Ralston-Ralston Purina Group       36,700           979
   Sara Lee                           59,200         1,465
                                                    ------
                                                     4,453
                                                    ------
HOTELS & LODGING -- 0.4%
   Promus Hotel*                       4,600           167
   Starwood Hotels and Resorts
     World Wide*                       8,673           248
                                                    ------
                                                       415
                                                    ------
HOUSEHOLD PRODUCTS -- 4.0%
   Clorox                              3,000           352
   General Electric                   39,500         4,370
                                                    ------
                                                     4,722
                                                    ------
INSURANCE -- 3.6%
   Ace Ltd.                           10,500           327
   Allstate                            1,800            67
   American International Group        9,334         1,126
   CMAC Investment                     7,400           289
   Conseco                            30,800           951
   Torchmark                          25,900           819
   UNUM                               14,400           685
                                                    ------
                                                     4,264
                                                    ------

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
LEASING & RENTING -- 0.2%

   United Rentals*                     8,500       $   242
                                                   -------
LEISURE PRODUCTS -- 1.2%
   Hasbro                             25,750           745
   Mattel                             28,350           705
                                                   -------
                                                     1,450
                                                   -------
MACHINERY -- 2.0%
   Emerson Electric                    6,800           360
   SPX                                 6,800           343
   Tyco International Ltd.            23,884         1,714
                                                   -------
                                                     2,417
                                                   -------
MARINE TRANSPORTATION -- 1.8%
   Carnival, Cl A                     38,300         1,860
   Oak Industries                      6,500           254
                                                   -------
                                                     2,114
                                                   -------
MEASURING DEVICES -- 1.0%
   Honeywell                          15,500         1,175
                                                   -------
MEDICAL PRODUCTS & SERVICES -- 2.1%
   Baxter International               10,300           680
   Becton, Dickinson                  10,800           414
   Healthsouth Rehabilitation*        35,901           372
   Medtronic                           6,957           499
   Tenet Healthcare*                  29,000           549
                                                   -------
                                                     2,514
                                                   -------
MISCELLANEOUS BUSINESS SERVICES -- 6.3%
   Automatic Data Processing           3,200           132
   BMC Software*                       2,400            89
   Cendant*                           64,303         1,013
   Computer Sciences*                 10,500           579
   Microsoft*                         42,200         3,782
   Networks Associates*               32,439           996
   Sun Microsystems*                   6,800           850
                                                   -------
                                                     7,441
                                                   -------
MISCELLANEOUS CONSUMER SERVICES -- 0.3%
   Service International              21,800           311
                                                   -------
MISCELLANEOUS MANUFACTURING -- 0.5%
   US Filter*                         18,462           565
                                                   -------
OFFICE FURNITURE & FIXTURES -- 0.8%
   Lear*                              22,900           978
                                                   -------
PAPER & PAPER PRODUCTS -- 0.3%
   Fort James                         12,500           396
                                                   -------
PETROLEUM & FUEL PRODUCTS -- 0.1%
   Union Pacific Resources            14,100           167
                                                   -------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
PETROLEUM REFINING -- 1.2%
   BP Amoco, ADR                           9       $     1
   Mobil                               1,900           167
   Texaco                             16,800           953
   Unocal                              9,100           335
                                                   -------
                                                     1,456
                                                   -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.8%
   Xerox                              17,700           945
                                                   -------
PRINTING & PUBLISHING -- 2.0%
   American Greetings, Cl A           20,100           510
   Gannett                             8,900           561
   McGraw-Hill                         5,600           305
   New York Times, Cl A               19,500           556
   Viacom, Cl B*                       5,300           445
                                                   -------
                                                     2,377
                                                   -------
PROFESSIONAL SERVICES -- 0.4%
   Halliburton                        12,000           462
                                                   -------
RAILROADS -- 0.3%
   Burlington Northern Santa Fe       12,000           395
                                                   -------
RETAIL -- 10.3%
   American Stores                     1,900            63
   Costco*                            20,600         1,886
   CVS                                30,300         1,439
   Federated Department Stores*        8,500           341
   Fred Meyer*                        17,800         1,048
   Home Depot                            700            44
   Lowe's                             43,100         2,608
   Office Depot*                      50,500         1,859
   Rite Aid                           43,300         1,083
   Saks*                              17,900           465
   Tandy                              20,800         1,327
                                                   -------
                                                    12,163
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.7%
   AMP                                 7,500           403
   Analog Devices*                    12,000           357
   Intel                               7,200           856
   Texas Instruments                   4,100           407
                                                   -------
                                                     2,023
                                                   -------
SPECIALTY CONSTRUCTION -- 1.6%
   Fortune Brands                      2,700           104
   Masco                              63,000         1,780
                                                   -------
                                                     1,884
                                                   -------
TELEPHONES & TELECOMMUNICATION -- 4.0%
   Airtouch Communications*            5,000           483
   AT&T                               12,954         1,034
   Century Telephone Enterprises      10,400           731
   MCI WorldCom*                      28,597         2,533
                                                   -------
                                                     4,781
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


CAPITAL APPRECIATION FUND--CONCLUDED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
WHOLESALE -- 3.2%
   Cardinal Health                    10,585      $    699
   Johnson & Johnson                   1,900           178
   Philip Morris                      12,700           447
   Safeway*                           17,600           903
   US Foodservice*                    18,395           855
   Unilever NV, ADR                    5,000           332
   WW Grainger                         7,100           306
                                                  --------
                                                     3,720
                                                  --------
Total Common Stocks
   (Cost $77,073)                                  105,071
                                                  --------

PREFERRED STOCKS -- 0.2%
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.2%
   Comcast                             3,300           252
                                                  --------
Total Preferred Stocks
   (Cost $272)                                         252
                                                  --------

CONVERTIBLE BONDS -- 1.5%
   Office Depot, Convertible
     to 14.1566 Shares                   500           441
   Potomac Electric Power, Convertible
     to 29.50 shares                     400           386
   WMX Technologies, Convertible
     to 26.078 shares                  1,000           966
                                                  --------
Total Convertible Bonds
   (Cost $1,820)                                     1,793
                                                  --------

U.S. TREASURY OBLIGATION -- 0.7%
   U.S. Treasury Bill (A)
      4.320%, 05/20/99                $  850           845
                                                  --------
Total U.S. Treasury Obligation
   (Cost $845)                                         845
                                                  --------

REPURCHASE AGREEMENT -- 10.5%
   J.P. Morgan
     4.950%, dated 03/31/99, matures
     04/01/99, repurchase price
     $12,371,000 (collateralized by
     various GNMA obligations, par
     value $13,097,000, 6.500%-
     7.500%, 10/15/28- 02/15/29,
     total market value: $12,617,000) 12,370        12,370
                                                  --------
Total Repurchase Agreement
   (Cost $12,370)                                   12,370
                                                  --------


-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
Total Investments -- 101.8%
   (Cost $92,271)                                 $120,331
                                                  --------
Other Assets and Liabilities, Net -- (1.8%)         (2,098)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 8,764,524 outstanding shares
   of beneficial interest                           81,245
Undistributed net investment income                    169
Accumulated net realized gain on investments         8,894
Net unrealized depreciation on futures                (135)
Net unrealized appreciation on investments          28,060
                                                  --------
Total Net Assets -- 100.0%                        $118,233
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $13.49
                                                  ========

*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
CL--CLASS
ADR--AMERICAN DEPOSITORY RECEIPT
LTD.--LIMITED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EQUITY INCOME FUND

COMMON STOCKS -- 94.2%
AUTOMOTIVE -- 1.8%
   Dana                               10,050           382
   Ford Motor                         26,500         1,504
                                                  --------
                                                     1,886
                                                  --------
BANKS -- 11.8%
   Bank One                           29,952         1,649
   BankAmerica                        31,100         2,196
   Chase Manhattan                    18,875         1,535
   First Union                        36,725         1,962
   Fleet Financial Group              62,275         2,343
   National City                      18,850         1,251
   Washington Mutual                  31,750         1,298
                                                  --------
                                                    12,234
                                                  --------
BEAUTY PRODUCTS -- 1.1%
   Avon Products                      24,450         1,151
                                                  --------
BUILDING & CONSTRUCTION -- 0.3%
   Fluor                              11,050           298
                                                  --------

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
CHEMICALS -- 3.2%
   BF Goodrich                        29,125        $  999
   EI du Pont de Nemours              18,875         1,096
   Hercules                           33,300           841
   Praxair                            11,475           414
                                                    ------
                                                     3,350
                                                    ------
COMMUNICATIONS EQUIPMENT -- 1.3%
   GTE                                21,675         1,311
                                                    ------
COMPUTERS & SERVICES -- 4.8%
   Diebold                             8,350           200
   Hewlett Packard                    29,825         2,023
   IBM                                15,250         2,703
                                                    ------
                                                     4,926
                                                    ------
DRUGS -- 6.9%
   Abbott Laboratories                16,675           781
   Bristol-Myers Squibb               27,675         1,780
   Merck                              23,275         1,866
   Pharmacia & Upjohn                 30,650         1,912
   Smithkline Beecham, PLC, ADR       11,500           822
                                                    ------
                                                     7,161
                                                    ------
ELECTRICAL SERVICES -- 4.0%
   Baltimore Gas & Electric           10,775           273
   Central & South West               31,650           742
   Duke Power                         17,050           931
   FPL Group                          20,600         1,097
   Southern                           30,800           718
   Texas Utilities                     8,825           368
                                                    ------
                                                     4,129
                                                    ------
ENVIRONMENTAL SERVICES -- 0.5%
   Browning-Ferris Industries         13,325           514
                                                    ------
FINANCIAL SERVICES -- 5.6%
   American General Hospitality        2,800           102
   Equifax                            17,725           609
   FNMA                               27,650         1,915
   Kimco Realty                       15,375           567
   Merrill Lynch                      20,725         1,833
   Simon Property Group               26,500           727
                                                    ------
                                                     5,753
                                                    ------
FOOD, BEVERAGE & TOBACCO -- 4.6%
   General Mills                      13,000           982
   HJ Heinz                           16,525           783
   Philip Morris                      48,725         1,715
   Sara Lee                           50,275         1,244
                                                    ------
                                                     4,724
                                                    ------
GAS/NATURAL GAS -- 3.3%
   Eastern Enterprises                 9,825           357
   Enron                              22,075         1,418





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Sempra Energy*                     36,950        $  709
   Williams                           24,925           985
                                                    ------
                                                     3,469
                                                    ------
HOUSEHOLD FURNITURE & FIXTURES -- 0.2%
   Masco                               6,125           173
                                                    ------
HOUSEHOLD PRODUCTS -- 2.6%
   General Electric                   24,575         2,719
                                                    ------
INSURANCE -- 7.2%
   American General                   18,825         1,327
   Citigroup                          15,450           987
   HSB Group                           7,975           296
   Jefferson Pilot                    19,437         1,317
   Lincoln National                   10,909         1,079
   Marsh & McLennan                   33,200         2,463
                                                    ------
                                                     7,469
                                                    ------
LEASING & RENTING -- 0.9%
   Pitney Bowes                       15,125           964
                                                    ------
MACHINERY -- 2.1%
   Baker Hughes                       42,775         1,040
   Emerson Electric                   10,875           576
   Tenneco                            20,725           579
                                                    ------
                                                     2,195
                                                    ------
MEDICAL PRODUCTS & SERVICES -- 2.1%
   Baxter International               32,650         2,155
                                                    ------
MISCELLANEOUS BUSINESS SERVICES -- 1.2%
   Electronic Data Systems             8,200           399
   Shared Medical Systems             16,100           897
                                                    ------
                                                     1,296
                                                    ------
PAPER & PAPER PRODUCTS -- 1.0%
   Kimberly-Clark                     22,325         1,070
                                                    ------
PETROLEUM REFINING -- 9.0%
   BP Amoco, ADR                      15,588         1,573
   Chevron                            13,225         1,170
   Exxon                              32,700         2,307
   Mobil                              21,675         1,907
   Royal Dutch Petroleum              20,400         1,061
   Texaco                             23,025         1,307
                                                    ------
                                                     9,325
                                                    ------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.5%
   Eastman Kodak                      23,725         1,515
                                                    ------
PRINTING & PUBLISHING -- 3.5%
   McGraw-Hill                        36,175         1,972
   RR Donnelley & Sons                50,400         1,622
                                                    ------
                                                     3,594
                                                    ------
                                                                              27

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


EQUITY INCOME FUND--CONCLUDED
-----------------------------------------------------------
                                    FACE AMOUNT   MARKET
DESCRIPTION                        (000)/SHARES VALUE (000)
-----------------------------------------------------------
PROFESSIONAL SERVICES -- 0.7%
   Halliburton                        20,150      $    776
                                                  --------
RETAIL -- 3.0%
   JC Penney                          13,125           532
   May Department Stores              26,925         1,053
   Sears Roebuck                      32,950         1,489
                                                  --------
                                                     3,074
                                                  --------
RUBBER & PLASTIC -- 0.3%
   Armstrong World Industries          7,900           357
                                                  --------
STEEL & STEEL WORKS -- 1.9%
   Alcoa                              15,250           628
   Engelhard                          44,000           745
   Worthington Industries             49,925           587
                                                  --------
                                                     1,960
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 6.5%
   Alltel                             21,750         1,357
   Ameritech                           7,950           460
   AT&T                               23,275         1,858
   Bell Atlantic                      16,645           860
   SBC Telecommunications              7,299           344
   US West                            34,241         1,885
                                                  --------
                                                     6,764
                                                  --------
WHOLESALE -- 1.3%
   Motorola                           18,150         1,330
                                                  --------
Total Common Stocks
   (Cost $71,846)                                   97,642
                                                  --------

U.S. TREASURY OBLIGATION -- 0.8%
   U.S. Treasury Bill (A)
      4.320%, 05/20/99               $   800           795
                                                  --------
Total U.S. Treasury Obligation
   (Cost $796)                                         795
                                                  --------

REPURCHASE AGREEMENT -- 6.0%
   J.P. Morgan
     4.950%, dated 03/31/99, matures
     04/01/99, repurchase price
     $6,336,000, (collateralized by
     various GNMA obligations, par
     value $6,517,000, 6.500%-
     7.500%, 07/15/28-03/15/29,
     total market value: $6,461,000)   6,335         6,335
                                                  --------
Total Repurchase Agreement
   (Cost $6,335)                                     6,335
                                                  --------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
Total Investments -- 101.0%
   (Cost $78,977)                                 $104,772
                                                  --------
Other Assets and Liabilities, Net -- (1.0%)         (1,084)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 8,022,950 outstanding shares
   of beneficial interest                           64,484
Undistributed net investment income                    468
Accumulated net realized gain on investments        13,039
Net unrealized depreciation on futures                 (98)
Net unrealized appreciation on investments          25,795
                                                  --------
Total Net Assets -- 100.0%                        $103,688
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $12.91
                                                  ========
*NON-INCOME PRODUCING SECURITY
(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACT.
ADR--AMERICAN DEPOSITORY RECEIPT
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC--PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BALANCED FUND


COMMON STOCKS -- 57.6%
AEROSPACE & DEFENSE -- 0.1%
   Raytheon Company, Cl B                700            41
                                                  --------
AIR TRANSPORTATION -- 0.1%
   Delta Air Lines                     1,300            90
                                                  --------
AIRCRAFT -- 1.1%
   Allied Signal                       2,900           143
   Lockheed Martin                     3,000           113
   United Technologies                 2,900           393
                                                  --------
                                                       649
                                                  --------
BANKS -- 5.5%
   Bank of New York                    2,500            90
   Bank One                            7,756           427
   Bank United, Cl A                   2,800           114
   BankAmerica                         1,574           111
   BankBoston                          5,300           230
   Compass Bancshares                  4,900           169
   Cullen/Frost Bankers                  200            10
   First Union                         9,600           513

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Hibernia, Cl A                        900      $     12
   MBNA                                5,300           127
   Mellon                              6,300           443
   North Fork Bancorporation           1,900            40
   PNC Bank                            9,600           533
   Regions Financial                     700            24
   US Bancorp                          4,900           167
   UnionBanCal                         2,600            89
   Washington Mutual                   5,956           243
                                                  --------
                                                     3,342
                                                  --------
BEAUTY PRODUCTS -- 0.9%
   Avon Products                       4,300           202
   Colgate-Palmolive                   1,300           120
   Procter & Gamble                    2,100           206
                                                  --------
                                                       528
                                                  --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.3%
   Fox Entertainment Group, Cl A*      3,400            92
   Interpublic Group                   1,200            93
                                                  --------
                                                       185
                                                  --------
CHEMICALS -- 1.1%
   Air Products & Chemicals           13,700           469
   Morton International                5,200           191
                                                  --------
                                                       660
                                                  --------
COMMUNICATIONS EQUIPMENT -- 1.0%
   Ascend Communications*              3,400           285
   Nokia, Cl A, ADR                      600            94
   Northern Telecom Ltd.               3,500           217
                                                  --------
                                                       596
                                                  --------
COMPUTERS & SERVICES -- 4.6%
   3Com*                               2,500            58
   Ceridian*                          11,300           413
   Cisco Systems*                      6,600           723
   Compaq Computer*                    4,000           127
   EMC*                                3,300           422
   Hewlett Packard                     1,800           122
   IBM                                 5,200           922
                                                  --------
                                                     2,787
                                                  --------
CONTAINERS & PACKAGING -- 0.0%
   Newell Rubbermaid                     551            26
                                                  --------
DRUGS -- 6.2%
   Abbott Laboratories                10,000           468
   Alza*                                 700            27
   American Home Products              8,600           561
   Bristol-Myers Squibb               10,300           662
   Eli Lilly                           1,100            93

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
   Forest Laboratories*                1,900      $    107
   Merck                              10,700           858
   Schering Plough                    10,000           553
   Teva Pharmaceuticals, ADR               0            24
   Warner Lambert                      6,100           404
                                                  --------
                                                     3,757
                                                  --------
ELECTRICAL SERVICES -- 0.1%
   Niagara Mohawk Holdings*            4,400            59
                                                  --------
ENVIRONMENTAL SERVICES -- 1.3%
   Allied Waste Industries*            7,100           103
   Browning-Ferris Industries            200             8
   Republic Industries*                1,400            17
   Republic Services, Cl A*            6,300           102
   Waste Management*                  12,513           555
                                                  --------
                                                       785
                                                  --------
FINANCIAL SERVICES -- 1.6%
   Associates First Capital            4,300           194
   FHLMC                               3,500           200
   Household International             7,959           363
   Starwood Hotels and Resorts
     World Wide*                       2,761            79
   Textron                             1,300           101
   Waddell & Reed Financial, Cl B*     1,963            39
                                                  --------
                                                       976
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 1.8%
   Anheuser Busch                        200            15
   Bestfoods                             900            42
   Coca-Cola                           1,800            55
   Conagra                             3,200            82
   Flowers Industries                  4,300           106
   Pepsi Bottling Group*               3,000            65
   Ralston-Ralston Purina             10,700           286
   Sara Lee                           18,800           465
                                                  --------
                                                     1,116
                                                  --------
HOTELS & LODGING -- 0.1%
   Promus Hotel*                       1,300            47
                                                  --------
HOUSEHOLD PRODUCTS -- 2.4%
   Clorox                              1,000           117
   General Electric                   11,900         1,316
                                                  --------
                                                     1,433
                                                  --------
INSURANCE -- 2.1%
   Ace Ltd.                            3,100            97
   Allstate                              600            22
   American International Group        2,843           343
   Citigroup                              10             1
   CMAC Investment                     2,200            86

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


BALANCED FUND--CONTINUED
-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
-----------------------------------------------------------
   Conseco                             8,600      $    266
   Torchmark                           7,700           244
   UNUM                                4,400           209
                                                  --------
                                                     1,268
                                                  --------
LEASING & RENTING -- 0.1%
   United Rentals*                     2,500            71
                                                  --------
LEISURE PRODUCTS -- 0.7%
   Hasbro                              6,450           187
   Mattel                              8,700           216
                                                  --------
                                                       403
                                                  --------
MACHINERY -- 1.1%
   Emerson Electric                    2,000           106
   SPX                                 2,000           101
   Tyco International, Ltd.            6,863           492
                                                  --------
                                                       699
                                                  --------
MARINE TRANSPORTATION -- 1.1%
   Carnival                           11,700           568
   Oak Industries                      1,900            74
                                                  --------
                                                       642
                                                  --------
MEASURING DEVICES -- 0.6%
   Honeywell                           4,700           356
   Thermo Electron*                    2,100            29
                                                  --------
                                                       385
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 1.3%
   Baxter International                3,500           231
   Becton, Dickinson                   3,600           138
   Healthsouth Rehabilitation*        10,542           109
   Medtronic                           2,060           148
   Tenet Healthcare*                   8,800           167
                                                  --------
                                                       793
                                                  --------
MISCELLANEOUS BUSINESS SERVICES -- 3.3%
   Automatic Data Processing           1,100            46
   BMC Software*                         700            26
   Cendant*                           16,285           257
   Computer Sciences*                  3,500           193
   Microsoft*                         10,800           968
   Networks Associates*                6,997           215
   Sun Microsystems*                   2,300           288
                                                  --------
                                                     1,993
                                                  --------
MISCELLANEOUS CONSUMER SERVICES -- 0.1%
   Service International               6,400            91
                                                  --------
MISCELLANEOUS MANUFACTURING -- 1.2%
   Masco                              18,700           528
   US Filter*                          5,937           182
                                                  --------
                                                       710
                                                  --------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
-----------------------------------------------------------
OFFICE FURNITURE & FIXTURES -- 0.4%
   Lear*                               6,100      $    260
                                                  --------
PAPER & PAPER PRODUCTS -- 0.2%
   Fort James                          3,700           117
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 0.5%
   Atlantic Richfield                  3,500           256
   Union Pacific Resources             4,426            53
                                                  --------
                                                       309
                                                  --------
PETROLEUM REFINING -- 1.2%
   BP Amoco Plc-Spons, ADR                 9             1
   Mobil                               4,300           378
   Texaco                              4,600           261
   Unocal                              2,700            99
                                                  --------
                                                       739
                                                  --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.5%
   Xerox                               5,700           304
                                                  --------
PRINTING & PUBLISHING -- 1.4%
   American Greetings, Cl A            5,800           147
   Gannett                             5,100           321
   McGraw-Hill                         1,600            87
   New York Times, Cl A                6,200           177
   Viacom, Cl B*                       1,500           126
                                                  --------
                                                       858
                                                  --------
PROFESSIONAL SERVICES -- 0.2%
   Halliburton                         3,600           139
                                                  --------
RAILROADS -- 0.2%
   Burlington Northern Santa Fe        3,700           122
                                                  --------
RETAIL -- 7.0%
   American Stores                       600            20
   Costco*                             6,000           549
   CVS                                 9,200           437
   Dollar General                      2,500            85
   Federated Department Stores*        2,600           104
   Fred Meyer*                         6,000           353
   Lowe's                             13,100           793
   Office Depot*                      14,000           515
   PepsiCo                             6,100           239
   Rite Aid                           13,000           325
   Safeway*                            5,600           287
   Saks*                               5,500           143
   Tandy                               6,100           389
                                                  --------
                                                     4,239
                                                  --------

SEMI-CONDUCTORS/INSTRUMENTS -- 1.0%
   AMP                                 2,500           134
   Analog Devices*                     3,100            92
   Intel                               2,200           262
   Texas Instruments                   1,500           149
                                                  --------
                                                       637
                                                  --------

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
SPECIALTY CONSTRUCTION -- 0.1%
   Fortune Brands                        900      $     35
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 3.4%
   Airtouch Communications*            1,400           135
   AT&T                                3,802           304
   Century Telephone Enterprises       3,400           239
   GTE                                 4,500           272
   Lucent Technologies                 3,302           356
   MCI WorldCom*                       8,985           796
                                                  --------
                                                     2,102
                                                  --------
WHOLESALE -- 1.7%
   Cardinal Health                     3,566           235
   Gillette                              800            48
   Johnson & Johnson                     600            56
   McKesson HBOC                       1,088            72
   Philip Morris                       6,400           225
   US Foodservice*                     5,965           277
   Unilever NV, ADR                    1,700           113
                                                  --------
                                                     1,026
                                                  --------
Total Common Stocks
   (Cost $24,287)                                   35,019
                                                  --------

PREFERRED STOCKS -- 0.4%
AIR TRANSPORTATION -- 0.1%
   Trans World Air*                    1,100            42
                                                  --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.1%
   Comcast                               900            69
                                                  --------
INSURANCE -- 0.2%
   Conseco Financial Trust*            3,000           119
                                                  --------
Total Preferred Stocks
   (Cost $306)                                         230
                                                  --------

U.S. TREASURY OBLIGATIONS -- 2.9%
   U.S. Treasury Notes
      6.375%, 01/15/00                $  100           101
      7.750%, 01/31/00                   149           152
      5.500%, 04/15/00                   150           151
      5.750%, 10/31/00                   100           101
      7.750%, 02/15/01                   125           131
      5.625%, 02/28/01                   325           329
      6.375%, 09/30/01                   100           103
      6.625%, 03/31/02                   155           161
      6.250%, 06/30/02                   100           103
      5.500%, 03/31/03                   410           414
                                                  --------
Total U.S. Treasury Obligations
   (Cost $1,719)                                     1,746
                                                  --------

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 12.5%
   FNMA
      7.000%, 03/01/29               $ 1,000      $  1,013
   FHLB
      6.850%, 06/03/99                   100           100
   FHLMC
      7.000%, 10/01/02                   368           376
      8.000%, 12/01/02                   251           258
   FNMA
      7.000%, 10/01/03                   546           558
      5.125%, 02/13/04                   157           155
   GNMA
      8.000%, 12/15/22                   798           832
      7.000%, 12/15/28                 1,442         1,465
      8.000%, 12/15/28                 2,730         2,844
                                                  --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $7,590)                                     7,601
                                                  --------

CORPORATE OBLIGATIONS -- 21.0%
   AT&T
      6.890%, 01/25/02                 1,340         1,372
      6.000%, 03/15/09                   250           248
   Bausch & Lomb
      6.150%, 08/01/01                 1,340         1,332
   Capital One Bank
      7.000%, 04/30/01                 1,140         1,151
   Countrywide Funding
      6.690%, 07/14/13                   995         1,012
   Dillards
      6.430%, 08/01/04                   725           718
   Finova Capital
      6.110%, 02/18/03                   420           419
   Finova Capl
      5.980%, 02/27/01                   680           682
   First Security                          3            66
   Ford Motor Credit
      6.375%, 04/15/00                   125           126
   Household Finance
      5.875%, 02/01/09                   750           720
   Ikon Capital Resources
      7.040%, 04/25/00                   675           682
   ING Groep NV
      8.500%, 02/15/05                   645           713
   International Lease Financial
      5.800%, 06/15/01                   390           391
   Merrill Lynch
      8.250%, 11/15/99                   705           718
      6.000%, 01/15/01                   100           101
   NationsBank
      7.625%, 04/15/05                   315           334
   Provident
      6.375%, 07/15/05                 1,600         1,590

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


BALANCED FUND--CONCLUDED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
Reliastar Financial
      6.500%, 11/15/08                $  400      $    388
                                                  --------
Total Corporate Obligations
   (Cost $12,731)                                   12,763
                                                  --------

CONVERTIBLE BONDS -- 0.5%
   Potomac Electric Power,
     Convertible to 29.50 shares
      5.000%, 09/01/02                   100            96
   WMX Technologies, Convertible
     to 26.078 shares
      2.000%, 01/24/05                   200           193
                                                  --------
Total Convertible Bonds
   (Cost $311)                                         289
                                                  --------

REPURCHASE AGREEMENT -- 5.5%
   J.P. Morgan
     4.950%, dated 03/31/99, matures
     04/01/99, repurchase price
     $3,382,000 (collateralized by
     various GNMA obligations, par
     value $3,457,000, 6.500%,
     01/15/29-02/15/29, total market
     value: $3,449,000)                3,382         3,382
                                                  --------
Total Repurchase Agreements
   (Cost $3,382)                                     3,382
                                                  --------
Total Investment -- 100.4%
   (Cost $50,325)                                   61,030
                                                  --------
Other Assets and Liabilities, Net -- (0.4%)           (222)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 4,747,152.346 outstanding shares
   of beneficial interest                         $ 48,207
Undistributed net investment income                    375
Accumulated net realized gain on investments         1,521
Net unrealized depreciation on investments          10,705
                                                  --------
Total Net Assets -- 100.0%                        $ 60,808
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $12.81
                                                  ========
*NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LTD.--LIMITED
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



CORE FIXED INCOME FUND
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 27.4%
   U.S. Treasury Bonds
      5.500%, 02/29/00              $ 19,700      $ 19,810
      4.750%, 02/15/04                 2,190         2,154
     10.750%, 08/15/05                24,165        31,042
      9.250%, 02/15/16               142,340       193,507
      8.500%, 02/15/20                 2,075         2,713
      6.375%, 08/15/27                16,539        17,698
      6.125%, 11/15/27                61,840        64,233
   U.S. Treasury Notes
      6.500%, 08/31/01                 2,500         2,581
      6.250%, 01/31/02                 6,550         6,744
      6.500%, 05/31/02                 2,000         2,078
      5.625%, 12/31/02                 4,000         4,058
      5.500%, 01/31/03                29,970        30,287
      5.500%, 03/31/03                 3,000         3,032
      5.750%, 08/15/03                 4,050         4,133
      7.500%, 02/15/05                 2,300         2,551
   U.S. Treasury STRIPS
      Zero coupon, 11/15/04           46,075        34,186
      5.875%, 11/15/05                 6,090         6,262
   U.S. Treasury Notes (D)
      3.625%, 01/15/08                40,959        39,961
      3.875%, 01/15/09                 2,351         2,342
      3.375%, 01/15/07                25,595        24,620
      3.625%, 04/15/28                39,065        37,295
                                                  --------
Total U.S. Treasury Obligations
   (Cost $529,194)                                 531,287
                                                  --------

CORPORATE OBLIGATIONS -- 24.9%
   AAAB
      7.250%, 05/31/05                 2,000         2,085
   ABN Amro Bank of Chicago
      6.625%, 10/31/01                 2,500         2,556
   AFC Home Equity Loan Trust,
     Ser 98-2 (A)
      5.089%, 07/25/08                 2,558         2,542
   Allstate Insurance
      7.500%, 06/15/13                 1,000         1,080
   Associated P&C Holdings (B)
      6.750%, 07/15/03                 7,205         7,340
   AT&T
      5.625%, 03/15/04                 6,000         5,970
      6.500%, 03/15/29                 3,390         3,314
   Banco Nacional de Mexico
     Ser 1996 (B)
      6.250%, 12/01/03                 4,234         4,250
   Banco Santander Chile
      6.500%, 11/01/05                 4,225         4,162
   BankAmerica
      8.125%, 02/01/02                 1,043         1,100
      9.200%, 05/15/03                 1,350         1,502

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Bankers Trust NY
      8.125%, 05/15/02              $ 10,060      $ 10,588
      7.500%, 11/15/15                 1,000         1,011
   Bear Stearns
      6.500%, 06/15/00                 2,550         2,573
      6.750%, 08/15/00                 2,000         2,026
      9.375%, 06/01/01                 1,253         1,339
      6.250%, 07/15/05                   960           941
   Boeing
      7.875%, 04/15/43                 8,000         8,930
   Boston Edison
      9.875%, 06/01/20                 2,000         2,155
      9.375%, 08/15/21                 4,500         4,877
   British Aerospace Financial (B)
      7.500%, 07/01/27                11,550        12,315
   Cendant
      7.750%, 12/01/03                 5,020         5,145
   Commonwealth Edison
      9.875%, 06/15/20                   850           999
   Continental Airlines
      6.800%, 02/07/07                 4,334         4,215
   Continental Bank, N.A.
     12.500%, 04/01/01                 1,850         2,090
   Continental Cablevision
      9.000%, 09/01/08                 2,900         3,407
      9.500%, 08/01/13                 7,625         9,017
   Countrywide Capital I
      8.000%, 12/15/26                 1,750         1,781
   Countrywide Funding (A)
      5.048%, 01/26/00                 5,000         5,000
   Dayton Hudson
     10.000%, 01/01/11                 1,000         1,300
      8.600%, 01/15/12                   941         1,122
   Donaldson Lufkin & Jenrette
      6.875%, 11/01/05                 1,750         1,748
      6.170%, 07/15/03                 2,500         2,472
   Dresdner Bank
      7.250%, 09/15/15                 2,700         2,744
   Dryden Investor Trust (B)
      7.157%, 07/23/08                10,444        10,274
   Duty Free International
      7.000%, 01/15/04                 5,575         5,777
   Equitable Companies
      9.000%, 12/15/04                 4,250         4,771
   Federal Express
      8.400%, 03/23/10                   600           656
      9.650%, 06/15/12                 3,175         3,743
      9.625%, 10/15/19                   850           892
      6.845%, 01/15/19                 1,489         1,515
   Federal Paperboard
      8.875%, 07/01/12                 1,700         2,074
   First Boston, Ser 1998-C2, Cl A1
      5.960%, 12/15/07                 1,480         1,475

-----------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000)VALUE (000)
-----------------------------------------------------------
   First National Bank of Omaha
      7.320%, 12/01/10               $   750      $    802
   First Union Corp.
      8.125%, 06/24/02                 1,100         1,167
   First USA
      7.000%, 08/20/01                 1,175         1,212
   First USA Bank MTN
      5.850%, 02/22/01                 4,000         4,020
   Fleet Financial Group
      9.900%, 06/15/01                 2,000         2,165
   Ford Capital
     10.125%, 11/15/00                 1,275         1,363
   Ford Capital Note
      9.875%, 05/15/02                   850           946
   Ford Motor
      9.215%, 09/15/21                 1,000         1,254
      7.400%, 11/01/46                   300           314
   Ford Motor Global
      6.625%, 10/01/28                   750           726
   Ford Motor Capital
      9.500%, 07/01/01                 1,000         1,079
   Ford Motor Credit
      7.700%, 05/15/97                 4,200         4,531
   General Motors MTN
      8.875%, 05/15/03                 2,400         2,628
   General Motors Acceptance
      9.625%, 12/15/01                 1,850         2,028
      5.950%, 03/14/03                 1,820         1,820
      5.850%, 01/15/09                 4,300         4,144
   General Motors Global
      6.750%, 05/01/28                 5,330         5,263
   Georgia Pacific
      9.500%, 12/01/11                 1,500         1,834
      9.875%, 11/01/21                 3,475         3,788
   GMAC
      9.375%, 04/01/00                 1,250         1,296
      0.000%, 06/15/15                10,000         3,287
   Goldman Sachs
      6.250%, 02/01/03                 4,700         4,729
   Holt Apartments
      0.000%, 08/01/37                 1,931         2,034
   Household Netherlands
      6.200%, 12/01/03                 3,450         3,459
   Hydro Quebec, Ser FU
     11.750%, 02/01/12                 1,300         1,900
   Hydro Quebec, Ser GW
      9.750%, 01/15/18                 3,850         4,206
   IBM Credit
      5.680%, 07/07/99                 5,000         5,006
   J Seagram & Sons
      6.400%, 12/15/03                 3,310         3,302
      6.800%, 12/15/08                 2,350         2,362
      7.500%, 12/15/18                 2,550         2,595

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


CORE FIXED INCOME FUND--CONTINUED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   JC Penney
      9.750%, 06/15/21               $ 2,550      $  2,818
   JP Morgan Capital
      7.950%, 02/01/27                   700           730
   Jersey Central Power & Light
      6.375%, 05/01/03                 2,441         2,472
   John Deere
      6.000%, 02/15/09                 3,100         3,026
   JP Morgan
      6.000%, 01/15/09                 1,790         1,730
   KN Energy
      9.625%, 08/01/21                 1,900         2,076
   Key Bank (A)
      5.130%, 03/18/02                 5,060         5,060
   Korea Development Bank
      7.125%, 09/17/01                 1,300         1,290
   Korea Electric Power
      7.750%, 04/01/13                 1,285         1,240
      6.750%, 08/01/27                 1,075         1,020
   Lehman Brothers
      9.875%, 10/15/00                 3,225         3,387
      6.125%, 02/01/01                 3,325         3,317
      8.750%, 05/15/02                 6,105         6,487
      8.750%, 03/15/05                 1,000         1,081
   Lehman Brothers Holdings
      8.875%, 03/01/02                 5,000         5,319
   Lincoln National
      9.125%, 10/01/24                 3,700         4,204
   Loew's
      7.625%, 06/01/23                 2,550         2,547
   May Department Stores
      9.875%, 06/15/21                 2,150         2,389
   Mercantile Bancorp
      7.050%, 06/15/04                 2,000         2,070
   Merrill Lynch
      6.875%, 11/15/18                 5,200         5,180
   Midland Bank PLC
      6.950%, 03/15/11                 3,700         3,792
   Money Store
      8.050%, 04/15/02                 1,700         1,796
   Money Store  (A)
      5.550%, 07/15/25                 2,200         2,200
   MSC 98-CF1 (A)
      0.840%, 12/15/12                19,710         1,000
   NRG Energy  (B)
      7.625%, 02/01/06                 2,000         2,025
   Nabisco
      6.375%, 02/01/05                 5,000         4,887
      7.550%, 06/15/15                 2,000         2,060
   National Bank of Hungary
      8.875%, 11/01/13                 1,550         1,742
   National Rural Utilities
     Cooperative Finance
      9.000%, 09/01/21                 1,400         1,510

-----------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000)VALUE (000)
-----------------------------------------------------------
   National Westminster Bancorp
      9.375%, 11/15/03               $ 4,568      $  5,076
   NCNB Bank
     10.200%, 07/15/15                 3,280         4,297
   New York Telephone
      9.375%, 07/15/31                 2,900         3,237
   Newcourt Credit
      6.875%, 02/16/05                 5,655         5,789
   News America (B)
      6.750%, 01/09/38                 1,120         1,141
   News America Holdings
     10.125%, 10/15/12                 2,325         2,662
   Norfolk Southern Railway
      7.800%, 05/15/27                 1,680         1,873
   Norsk Hydro A/S
      9.000%, 04/15/12                 1,725         2,089
   NRG Energy
      7.500%, 06/15/07                 2,000         2,007
   Paine Webber Group
      7.115%, 01/27/04                 2,000         2,045
      8.875%, 03/15/05                 1,300         1,430
      6.500%, 11/01/05                 2,775         2,733
      6.750%, 02/01/06                   750           748
   Paine Webber Group, MTN
      6.930%, 08/15/03                 1,200         1,219
   Pandhandle Eastern Pipeline (A)
      7.000%, 07/15/99                 2,300         2,248
   JC Penney
      8.250%, 08/15/22                 1,500         1,581
      6.900%, 08/15/26                 3,000         3,146
   Pepsi
      7.000%, 03/01/29                 8,000         8,010
   Philip Morris
      7.750%, 01/15/27                 8,490         9,042
   Phillips Petroleum
      9.180%, 09/15/21                 2,800         3,069
   Pohang Iron & Steel
      7.125%, 07/15/04                 1,250         1,192
      7.375%, 05/15/05                   585           559
   Potomac Electric Power
      9.000%, 09/01/21                 1,000         1,066
   Province of Manitoba
      9.500%, 09/15/18                 3,580         4,753
   Province of NewFoundland
     10.000%, 12/01/20                   850         1,153
   PVNGS II Funding
      8.000%, 12/30/15                 4,500         4,944
   Quebec Province
      7.220%, 07/22/36                 1,660         1,836
   RJR Nabisco
      8.750%, 08/15/05                   380           395
      8.500%, 07/01/07                   600           624
      8.750%, 07/15/07                 2,235         2,366
   Rochester Telephone
      9.000%, 08/15/21                 1,000         1,077

--------------------------------------------------------------------------------






-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
Salomon Brothers
      7.750%, 05/15/00              $  1,275      $  1,304
      6.750%, 02/15/03                 5,550         5,682
   Santander Financial
      7.750%, 05/15/05                 3,810         4,020
   J Seagrams & Sons
      7.600%, 12/15/28                 2,800         2,873
   Security Capital Group
      7.750%, 11/15/03                 2,850         2,882
   South Western Electric PLC (B)
      6.500%, 07/15/02                   675           689
   Sumitomo Bank International
      9.550%, 07/15/00                 3,000         3,113
   Swiss Bank
      7.000%, 10/15/15                 1,700         1,711
   System Energy Resources
      7.430%, 01/15/11                 2,112         2,160
   TCI Communications
      6.375%, 05/01/03                   990         1,005
      7.875%, 02/15/26                 3,240         3,698
      7.125%, 02/15/28                 4,630         4,862
   Tenneco
      7.450%, 12/15/25                   500           488
   Time Warner
      9.125%, 01/15/13                 1,850         2,271
   Transamerica Finance
      6.750%, 06/01/00                 3,455         3,499
      6.125%, 11/01/01                 5,100         5,145
   US West Communication
      8.875%, 06/01/31                 2,000         2,180
   Union Camp
     10.000%, 05/01/19                 1,700         1,789
      9.250%, 08/15/21                   500           528
   United Airlines
      7.270%, 01/30/13                 1,670         1,700
   United Healthcare (A)
      6.600%, 12/01/03                 5,585         5,550
   USF&G
      7.125%, 06/01/05                 1,000         1,043
   Walt Disney
      5.620%, 12/01/08                 7,280         7,043
   Westdeutsche Landesbank NY
      6.050%, 01/15/09                 4,750         4,649
   Western National
      7.125%, 02/15/04                 3,000         3,135
   Westvaco
     10.125%, 06/01/19                 1,000         1,056
   Weyerhaeuser
      7.250%, 07/01/13                 1,875         1,929
   Wharf Capital
      8.875%, 11/01/04                   975           903
   Wharf International Finance
      7.625%, 03/13/07                 1,300         1,032

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   YPF Sociedad Anonima
      7.750%, 08/27/07               $ 5,000      $  4,888
   Zurich Capital Trust (B)
      8.376%, 06/01/37                 8,700         9,276
                                                  --------
Total Corporate Obligations
   (Cost $482,391)                                 484,098
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
   FNMA Discount Note
      4.75%, 05/18/99                  3,190         3,170
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $3,170)                                     3,170
                                                  --------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS -- 28.0%
   FFCA (A), Ser 1997-1, IO
      1.083%, 07/18/15                22,331         1,003
   FHLMC
      5.500%, 12/01/13-03/01/14       34,626        33,768
      6.000%, 10/01/23                 3,867         3,761
      6.500%, 08/01/08-01/01/24        4,660         4,702
      7.000%, 02/01/09-09/01/25        9,622         9,766
      7.500%, 06/01/10-11/01/10          899           928
      8.000%, 07/01/12-01/01/28        8,466         8,776
      9.000%, 12/01/05                   141           148
   FHLMC COFI ARM (A)
      7.500%, 03/01/24                   724           744
   FHLMC REMIC, Ser 1005, Cl D
      6.500%, 10/15/05                   730           735
   FHLMC REMIC, Ser 1563 (A)
      8.974%, 08/15/08                   338           348
   FHLMC REMIC, Ser 1907, Cl LP
      9.300%, 04/15/19                 2,385         2,540
   FHLMC TBA
      6.500%, 04/19/14                 1,000         1,009
      6.000%, 04/01/29                 7,340         7,134
      6.500%, 04/01/29                11,820        11,761
      7.500%, 04/01/29                 7,180         7,373
      6.500%, 04/14/29                13,000        12,935
   FNMA
      5.500%, 09/01/13-04/01/14       37,488        36,486
      6.000%, 12/01/13-03/01/29       41,963        41,008
      6.500%, 03/25/07-11/01/28       11,945        12,031
      6.750%, 07/30/07                 1,000         1,026
      7.000%, 05/01/26                     3             4
      7.500%, 06/01/22-07/01/28          867           889
      8.000%, 11/01/10-06/01/13        5,535         5,728
      8.500%, 09/01/13                    99           104
      9.000%, 07/01/07                   126           132
   FNMA CMO, Ser 1997-G5
      7.050%, 06/25/04                 4,362         4,413

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


CORE FIXED INCOME FUND--CONTINUED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   FNMA PO, Ser  94-9-C
      0.000%, 08/25/23                $  169      $    151
   FNMA REMIC
      5.500%, 08/25/20                 3,330         3,265
   FNMA REMIC Ser 1990-106, Cl-J
      8.500%, 09/25/20                   692           729
   FNMA REMIC Ser 1991-156, Cl A
      7.500%, 10/25/21                 2,222         2,262
   FNMA REMIC Ser 1996-56, Cl E, PO
      9.000%, 09/25/25                   705           748
   FNMA Ser 93-254, Cl C, PO
      0.000%, 08/25/23                    67            66
   FNMA TBA
      6.500%, 04/01/14                 6,900         6,959
      6.000%, 04/19/14                 7,700         7,630
      6.000%, 04/14/29               137,820       133,814
      6.000%, 04/14/29                10,000         9,709
      6.500%, 04/14/29                 1,000           994
      7.000%, 04/14/29                 4,600         4,659
   GNMA
      8.500%, 11/15/00                    68            73
      9.500%, 01/15/19                   469           506
      8.500%, 12/15/21                   402           425
      7.125%, 08/20/22                 3,940         4,002
      7.500%, 01/15/23-12/15/27       30,243        31,129
      8.000%, 05/15/25-11-15-25        2,708         2,821
      7.000%, 12/15/22-09/15/28       35,675        36,211
      6.500%, 04/15/23-02/15/29       32,912        32,749
   GNMA (A)
      6.875%, 06/20/18                   219           225
      6.625%, 09/20/19                   231           237
   GNMA TBA
      6.000%, 02/20/29                 2,996         2,893
      6.000%, 04/01/29                28,640        27,807
      6.500%, 04/01/29                18,219        18,122
      7.500%, 04/22/29                 4,920         5,061
                                                  --------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $546,197)                                 542,499
                                                  --------

ASSET-BACKED SECURITIES -- 3.5%
   American Airlines
      9.780%, 11/26/11                 4,635         5,300
   Asset Securitization, Ser 1997-D4,
     Cl A1-C
      7.420%, 04/14/29                 3,100         3,310
   Banc One Credit Card Master Trust
      7.340%, 10/25/26                 1,067         1,073
      6.150%, 07/15/02                 4,600         4,645
   Chase Manhattan Auto Grantor
     Trust, Ser 1996-B, Cl A
      6.230%, 06/15/03                10,175        10,286

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Chemical Master Credit Card
      5.900%, 07/15/03                 $ 488      $    490
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A, PO
      0.000%, 02/07/03                14,542        12,664
   Discover Card Master Trust I,
     Ser 1995-2, Cl A
      6.550%, 02/18/03                 4,275         4,341
   Delta Funding Hel, Ser 1998-1,
     Cl A1-F (A)
      5.097%, 10/25/17                 2,964         2,964
   GMACC, Ser 98-C2
      0.823%, 05/15/31                25,665         1,052
   Household Private Label
     Credit Card
      4.550%, 11/15/00                    92            92
   IBM Credit Receivables Lease
     Master Trust, Ser 93-1 A
      5.800%, 07/15/00                   700           704
   Money Store Trust, Cl 1998-A,
     Ser A1
      6.405%, 03/15/06                 3,110         3,108
   Residential Asset Securitization
     Trust Ser 1997-A7, Cl A8
      7.750%, 09/25/27                 4,100         4,209
   Sears Credit
      6.050%, 01/15/08                 2,135         2,155
   Sears Credit Account Master
     Trust II, Ser 95-5, Cl A
      7.000%, 10/15/04                 1,700         1,731
   Sears Credit Account Master Trust,
     Ser 95-3, Cl A
      8.100%, 06/15/04                 2,520         2,581
   Structured Asset Securities
     Ser 1998-C2A, Cl A (A)
      5.109%, 01/25/13                   662           660
   Union Acceptance, Ser 1998-B,
     Cl A2
      5.830%, 10/09/01                 7,568         7,597
                                                  --------
Total Asset-Backed Securities
   (Cost $67,199)                                   68,962
                                                  --------

MORTGAGE-BACKED OBLIGATIONS -- 6.6%
   Advanta Mortgage Trust,
     Ser 1993-4, Cl A1
      5.500%, 03/25/10                 2,142         2,100
   Arbors of Little Rock
      7.450%, 01/01/39                 1,995         2,123
   Castle Terrace
      8.000%, 05/01/37                 1,503         1,646
   Chase Commercial Mortgage,
     Ser 97-1, Cl A2
      7.370%, 02/19/07                   107           113

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Chase Commercial Mortgage,
     Ser 1997-2, Cl A1
      6.450%, 12/19/04              $  2,633      $  2,667
   Enterprise Mortgage Acceptance,
     Ser 1991-1, Cl A (A)
      1.240%, 10/12/23                61,030         4,191
   Citibank Credit Card Master Trust I,
     Ser 1997-6, Cl A
      0.000%, 08/15/06                 1,133           821
   CLC Excelsior II Apartments
      7.875%, 02/01/39                   499           552
   Community Program Loan Trust
      7.810%, 06/25/23                 4,086         4,146
   Contimortgage Home Equity
     Loan Trust, Ser Cl
      6.630%, 12/15/20                 2,500         2,561
   Contimortgage Home Equity
     Loan Trust, Ser 1998-1, Cl A2
      6.180%, 07/15/12                 6,209         6,273
   Contimortgage Home Equity
     Loan Trust, Ser 1997-2, Cl A9
      7.090%, 04/15/28                 3,250         3,328
   Creekwood
      7.300%, 11/15/38                 1,998         2,112
   Enclave of Stone Brook
      7.500%, 08/29/37                 1,929         2,059
   First Plus Home Loan Trust,
     Ser 1998-2, Cl A1 (A)
      5.063%, 12/10/08                 1,941         1,941
   First Union-Lehman Brothers
     CMO, IO, Ser 1997-C2, Cl IO (B)
      1.535%, 11/18/27                 4,600           357
   Goldman Sachs Mortgage
     Securities, Ser 1998-2, Cl A CMO
      7.750%, 05/19/27                 1,340         1,384
   GE Capital Mortgage Services,
     Ser 97-7, Cl A15
      5.000%, 02/25/09                 1,170         1,065
   Green Tree Financial, Ser 1996-10,
     Cl A6
      7.290%, 03/15/28                 1,250         1,248
   Green Tree Financial, Ser 1998 B,
     Cl A4
      6.390%, 02/15/25                 3,450         3,502
   GSMS 98-1 A CMO
      8.000%, 08/19/19                 1,500         1,559
   Holt Apartments
      7.275%, 07/30/38                    98           104
   JP Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X,
     CMO, IO (A) (B)
      1.549%, 09/15/29                15,900         1,268

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Matterhorn One Limited Trust
     Certificates (A)(B)
      7.120%, 04/13/36               $ 5,100      $  5,272
   Merit Securities CMO Ser 11,
     Cl 1A1
      6.580%, 07/28/22                   271           272
   Merrill Lynch
      7.430%, 09/01/22                 1,855         1,889
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2
      6.960%, 11/21/28                   530           487
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
      6.960%, 11/21/28                 7,940         8,234
   Mortgage Capital Funding CMO,
     Ser 98-MC3,  Cl A1
      6.001%, 11/18/31                 2,575         2,563
   MSCI, Series 98-Cf1, Cl A1
      6.330%, 10/15/07                 1,705         1,712
   Olmstead Commons
      7.840%, 03/01/28                 1,277         1,387
   Orchard Park Inn
      7.840%, 03/01/28                    81            88
   Rali Ser 97-Qs12 Cl A7 CMO
      7.250%, 11/25/27                 1,776         1,798
   Renaissance Place Apartments
      7.375%, 08/02/32                 1,344         1,424
   Residential Accredit Loans,
     Ser 1997-QS10, Cl A1
      7.250%, 10/25/27                 1,272         1,276
   Residential Accredit Loans,
     Ser 1998-QS05, Cl A1
      6.750%, 04/25/28                 1,822         1,833
   Residential Accredit Loans,
     Ser 1998-QS4, Cl A1
      6.500%, 03/25/28                 1,128         1,131
   Residential Asset Securitization
     Trust, Ser 1998-A1
      7.000%, 03/25/28                 1,459         1,463
   Residential Asset Securitization
     Trust, Ser 98-A8, Cl A2 (A)
      6.750%, 08/25/28                   953           959
   Residential Asset Securitization,
     Ser 1998-A6, Cl A1
      6.750%, 03/01/28                 2,089         2,095
   Rosewood
      8.000%, 07/01/37                 1,502         1,646
   RTC 92-7-A2D
      6.360%, 06/25/21                   721           715
   RTC ARM 92-B3 (A)
      7.580%, 09/25/29                 2,772         2,796
   RTC ARM M-3 (A)
      6.720%, 05/25/21                11,213        11,172

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


CORE FIXED INCOME FUND--CONCLUDED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   RTC ARM M-6 (A)
      6.600%, 10/25/24               $ 7,735    $    7,831
   Ryland Mortgage Ser 1994-7A,
     Cl A2
      7.000%, 08/25/25                 1,403         1,419
   Sanctuary At Tuttle Crossing
      8.250%, 06/01/37                 1,318         1,459
   Security Pacific Acceptance,
     Ser 91-2, Cl B
      7.100%, 07/01/00                   538           541
   Shavano Park
      7.875%, 07/01/38                 1,510         1,640
   Silverado Apartments
      7.175%, 11/30/39                 2,568         2,682
   Somerford Place Facility
      7.475%, 07/01/38                 1,964         2,094
   TMSRT, Ser 97-2, Cl A1
      6.650%, 11/15/07                   701           705
   UCFC Home Equity Loan,
     Ser 1998-A, Cl A1 (A)
      5.019%, 07/15/11                 4,156         4,155
   UCFC Home Equity Loan,
     Ser 95-B-1, Cl A5
      7.250%, 12/10/20                 2,450         2,568
   Union Planters Mortgage Finance,
     CMO, Ser 1998-1, Cl A1
      6.350%, 01/25/28                 1,339         1,336
   Village at Stone Falls
      7.375%, 08/29/37                 1,907         2,020
   Villages at Clear Springs
      7.620%, 09/30/38                 2,008         2,161
                                                ----------
Total Mortgage-Backed Obligations
   (Cost $124,075)                                 127,943
                                                ----------

OPTIONS -- 0.0%
   Euro $ Future Sept Call,
     Strike Price $95.00                 121            26
   Euro $ Future June Call,
     Strike Price $95.00                 505            57
   FNMA March TBA Call,
     Strike Price $98.00             (40,000)           (6)
   Euro $ Future June Call,
     Strike Price $95.25                 148             4
   OTC Treasury Bond April Call,
     Strike Price $98.0625            22,500             4
   US Long Bond Future June Call,
     Strike Price $124.00               (280)         (118)
   US 10 Year Note Future June Call,
     Strike Price $116.00               (250)         (105)
   US 5 Year Note Future June Call,
     Strike Price $112.00               (125)          (47)

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   US Long Bond Future June Put,
     Strike Price $120.00              $ (42)   $      (54)
   US Long Bond Future June Put,
     Strike Price $118.00                (42)          (26)
                                                ----------
Total Options
   (Cost ($109))                                      (265)
                                                ----------

MUNICIPAL BOND -- 0.1%
   First Chicago Funding               3,850         1,901
                                                ----------
Total Municipal Bond
   (Cost $1,641)                                     1,901
                                                ----------

REPURCHASE AGREEMENT -- 21.5%
   J.P. Morgan
     6.050%, dated 03/31/98, matures
     04/01/98, repurchase price
     $221,428,000 (collateralized
     by various GNMA obligations,
     total par $557,027,000,
     5.500-7.500%, 04/01/10-
     12/01/29, total market
     value:  $425,281,000)           416,942       416,942
                                                ----------
Total Repurchase Agreement
   (Cost $416,942)                                 416,942
                                                ----------
Total Investments -- 112.2%
   (Cost $2,170,700)                             2,176,537
                                                ----------
Other Assets and Liabilities, Net -- (12.2%)       (235,846)
                                                ----------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   272,699,729.563 outstanding shares
   of beneficial interest                        1,941,195
Undistributed net investment income                     39
Accumulated net realized (loss) on investments      (6,454)
Net unrealized appreciation on futures                  74
Net unrealized appreciation on investments           5,837
                                                ----------
Total Net Assets -- 100.0%                      $1,940,691
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.37
                                                ==========

(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF MARCH 31, 1999.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------

(C) SECURITIES HAVE BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(D) LOANS SUPPORTING CONSTRUCTION IN PROGRESSS.
(E) U.S. TREASURY INFLATION INDEX NOTE.
ARM--ADJUSTABLE RATE MORTAGE
CL --CLASS
CMO--COLLATERALIZED MORTGAGE OBLIGATION
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO--INTEREST ONLY
MTN--MEDIUM TERM NOTE
PLC--PUBLIC LIMITED COMPANY
PO--PRINCIPAL ONLY
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
RTC--RESOLUTION TRUST CORPORATION
SER--SERIES
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES TBA-- TO BE ANNOUNCED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HIGH YIELD BOND FUND

CORPORATE OBLIGATIONS -- 93.3%
   AAF-Mcquay (A)
      8.875%, 02/15/03               $   535       $   520
   Abraxas Petroleum, Ser D
     11.500%, 11/01/04                 1,250           747
   Ackerley Group (A)
      9.000%, 01/15/09                 1,000         1,030
   Acme Television (B)
      0.000%, 09/30/04                   500           426
   Adelphia Cable Communications
     10.500%, 07/15/04                   500           554
   Adelphia Communications (A)
      8.375%, 02/01/08                 1,000         1,021
   Adelphia Communications, Ser B
      8.375%, 02/01/08                   750           766
   ADV Accessory
      9.750%, 10/01/07                   550           553
   Advance Holding (B)
      0.000%, 04/15/09                 1,500           921
   Advance Stores (A)
     10.250%, 04/15/08                 1,100         1,119

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Advanced Glassfiber (A)
      9.875%, 01/15/09               $ 1,000       $ 1,015
   AEI Resources (D)
     11.500%, 12/15/06                   500           491
   AES
      8.500%, 11/01/07                   800           788
   AES (A)
      8.000%, 12/31/08                   500           496
   Aetna Industries
     11.875%, 10/01/06                 1,000         1,036
   AFC Enterprises
     10.250%, 05/15/07                 1,000         1,062
   Agrilink Foods (D)
     11.875%, 11/01/08                 1,700         1,823
   Ainsworth Lumber
     12.500%, 07/15/07                 1,500         1,590
   Airplanes Pass Through Trust
     10.875%, 03/15/19                   300           305
   Alaris Medical (A) (B)
      0.000%, 08/01/08                   750           458
   Algoma Steel
     12.375%, 07/15/05                 1,000           972
   Allbritton Communications
      9.750%, 11/30/07                   800           846
   Allied Holdings, Ser B
      8.625%, 10/01/07                   700           710
   Allied Waste (A)
      7.875%, 01/01/09                 1,000           975
   Allied Waste North America
      7.875%, 01/01/09                   200           196
   AMC Entertainment (A)
      9.500%, 02/01/11                 1,000           955
   AMC Entertainment
      9.500%, 03/15/09                 1,000           962
   American Axle (D)
      9.750%, 03/01/09                 1,000         1,025
   American Builder & Contractors
     10.625%, 05/15/07                   500           450
   American Cellular
     10.500%, 05/15/08                   750           787
   American Commercial Lines
     10.250%, 06/30/08                   600           618
   American Lawyer Media
      9.750%, 12/15/07                 1,000         1,037
   American Radio Systems
      9.000%, 02/01/06                   500           537
   American Restaurant Group
     11.500%, 02/15/03                   700           633
   American Skiing
     12.000%, 07/15/06                   450           406
   Ameriserv Food
      8.875%, 10/15/06                   100            88
   Ameristar Casino, Ser B
     10.500%, 08/01/04                 1,000           949

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


HIGH YIELD BOND FUND--CONTINUED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   AMF Group
     10.875%, 03/15/06                $  700       $   556
   AMF Group
      0.000%, 03/15/06                   306           176
   Ampex
     12.000%, 03/15/03                 1,000         1,000
   Amphenol
      9.875%, 05/15/07                   500           517
   Amscan Holdings
      9.875%, 12/15/07                   400           343
   Amtrol
     10.625%, 12/31/06                   400           388
   Anchor Lamina
      9.875%, 02/01/08                 1,000           935
   Anthony Crane Rentals (A)
     10.375%, 08/01/08                   500           487
   Apcoa
      9.250%, 03/15/08                   700           654
   Applied Extrusion Tech, Ser B
     11.500%, 04/01/02                   800           823
   Arcadia Financial Ltd.
     11.500%, 03/15/07                   500           404
   Archibald Candy
     10.250%, 07/01/04                 1,200         1,233
   Argosy Gaming
     12.000%, 06/01/01                 1,250         1,261
   Atlantic Express
     10.750%, 02/01/04                   500           514
   Atlas Air (A)
      9.375%, 11/15/06                   750           757
   Aurora Foods
      8.750%, 07/01/08                   650           676
   Autotote
     10.875%, 08/01/04                 1,000         1,030
   Avalon Cable Holdings (B)
      0.000%, 12/01/08                   500           321
   Avalon Cable of Michigan
      9.375%, 12/01/08                 1,250         1,306
   Ball
      8.250%, 08/01/08                   700           723
   Bally Total Fitness, Ser B
      9.875%, 10/15/07                   400           396
   Bayou Steel
      9.500%, 05/15/08                   750           737
   Belden & Blake, Ser B
      9.875%, 06/15/07                   500           299
   Bellwether Exploration
     10.875%, 04/01/07                   800           706
   Berry Plastics
     12.500%, 06/15/06                   500           527
   Beverly Enterprises
      9.000%, 02/15/06                   700           691
   BGF Industries (A)
     10.250%, 01/15/09                 1,000         1,017

-----------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000)VALUE (000)
-----------------------------------------------------------
   Big City Radio (B)
      0.000%, 03/15/05               $ 1,700       $ 1,181
   Big Flower Press (A)
      8.625%, 12/01/08                 1,000         1,007
   Blue Bird Body
     10.750%, 11/15/06                   500           536
   Booth Creek
     12.500%, 03/15/07                   600           573
   Boyd Gaming
      9.500%, 07/15/07                   500           514
   Boyds Collection (A)
      9.000%, 05/15/08                   800           853
   Brand Scaffold Services
     10.250%, 02/15/08                   750           738
   Breed Technologies (A)
      9.250%, 04/15/08                 1,000           397
   Bresnan Communication (A)
      8.000%, 02/01/09                   750           768
   Bresnan Communication (B)
      0.000%, 02/01/09                 1,700         1,158
   Buckeye Cellulose
      9.250%, 09/15/08                   500           527
   Bucyrus International
      9.750%, 09/15/07                   500           434
   Burke Industries
     10.000%, 08/15/07                   600           556
   BWAY, Ser B
     10.250%, 04/15/07                   500           524
   Call-Net Enterprises  (B)
      0.000%, 08/15/07                 1,000           707
   Call-Net Enterprises (A) (B)
      0.000%, 08/15/08                   700           461
   Cambridge Industries, Ser B
     10.250%, 07/15/07                   500           419
   Canadian Airlines
     10.000%, 05/01/05                   400           311
   Canadian Airlines Yankee
     12.250%, 08/01/06                   950           530
   Canadian Forest Oil, Ltd.
      8.750%, 09/15/07                   500           481
   Capstar Broadcasting
      9.250%, 07/01/07                 1,000         1,060
   Capstar Broadcasting (B)
      0.000%, 02/01/09                 1,000           850
   Capstar Hotel
      8.750%, 08/15/07                 1,000           955
   Carrier One (A)
     13.250%, 02/15/09                 1,000         1,025
   Carrols (D)
      9.500%, 12/01/08                 1,000         1,012
   Casino America
     12.500%, 08/01/03                   900         1,028
   Casino Magic
     13.000%, 08/15/03                 1,600         1,788

--------------------------------------------------------------------------------







-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Cencall Communication (B)
      0.000%, 01/15/04               $   100       $   101
   Centennial Cellular (D)
     10.750%, 12/15/08                 1,000         1,055
   Century Communications
      8.875%, 01/15/07                   550           579
   Century Communications, Ser B (B)
      0.000%, 01/15/08                 1,650           778
   CF Cable Television
     11.625%, 02/15/05                    50            55
   Chancellor Media
      9.375%, 10/01/04                   750           800
   Chancellor Media (A)
      8.000%, 11/01/08                   500           521
   Charter Comm Holdings (A)
      8.625%, 04/01/09                 1,700         1,745
   Charter Comm Holdings (B)
      0.000%, 04/01/11                 1,750         1,129
   Cinemark USA
      9.625%, 08/01/08                   500           519
      9.625%, 08/01/08                   100           104
   Cinemark USA, Ser B
      8.500%, 08/01/08                   500           495
   Circus Circus Enterprise
      9.250%, 12/01/05                 1,000         1,045
   Citadel Broadcasting (A)
      9.250%, 11/15/08                 1,250         1,337
   Clark R&M
      8.875%, 11/15/07                   500           412
   Classic Cable (A)
      9.875%, 08/01/08                 1,200         1,278
   Classic Cable (A) (B)
      0.000%, 08/01/09                 1,000           705
   Clearnet Communications (B)
      0.000%, 12/15/05                 1,800         1,654
   Cliffs Drilling
     10.250%, 05/15/03                   400           384
   Climachem, Ser B
     10.750%, 12/01/07                 1,000         1,016
   CMS Energy
      7.500%, 01/15/09                 1,000         1,009
   CMS Energy (A)
      6.750%, 01/15/04                   650           640
   Coast Hotels & Casinos
      9.500%, 04/01/09                 1,200         1,212
   Coaxial Communication (B)
      0.000%, 08/15/08                 1,000           664
   Coaxial Communication
     10.000%, 08/15/06                 1,500         1,597
   Cogentrix Energy (A)
      8.750%, 10/15/08                 1,000         1,047
   Coinstar (B)
      0.000%, 10/01/06                 1,000           889

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Collins & Aikman  (A)
     11.500%, 04/15/06               $ 1,250       $ 1,337
     10.000%, 01/15/07                 1,000         1,050
   Color Spot Nurseries
     10.500%, 12/15/07                   900           493
   Colorado Gaming &
     Entertainment PIK (B)
      0.000%, 06/01/03                   750           807
   Comcast
      9.375%, 05/15/05                   250           267
      9.125%, 10/15/06                   600           645
   Comcast Cellular (A)
      9.500%, 05/01/07                 1,000         1,137
   Comcast UK Cable (B)
      0.000%, 11/15/07                   750           664
   Commonwealth Aluminum
     10.750%, 10/01/06                   500           499
   Communications Instrument
     10.000%, 09/15/04                   500           482
   Completel Europe (B)
      0.000%, 02/15/09                 1,800           915
   Concentric Network
     12.750%, 12/15/07                   550           627
   Constellation Finance LLC
     Ser 1997-1
      9.800%, 12/14/02                   500           481
   Consumers Packaging (A)
      9.750%, 02/01/07                   750           771
   Container
      9.750%, 04/01/03                   550           580
   Costilla Energy
     10.250%, 10/01/06                 1,000           687
   Covad Comm Group (A)
     12.500%, 02/15/09                   550           550
   Crown Central Petroleum
     10.875%, 02/01/05                 1,000           921
   Crown Packaging Enterprises
     Ltd. (B)
      0.000%, 08/01/06                   775            39
   Crown Paper
     11.000%, 09/01/05                   500           430
   CSC Holdings
      9.250%, 11/01/05                   250           269
      9.875%, 02/15/13                   650           722
   CSC Holdings, Ser B
      8.125%, 08/15/09                   550           595
   Cumulus Media (A)
     10.375%, 07/01/08                 1,000         1,077
   Dr. Horton  (A)
      8.000%, 02/01/09                 1,000           980
   Dade International
     11.125%, 05/01/06                   500           545
   Dailey International, Ser B
      9.500%, 02/15/08                   850           380

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)




HIGH YIELD BOND FUND--CONTINUED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Day International
      9.500%, 03/15/08                $  600       $   588
   Delaware County Remy International
     10.625%, 08/01/06                 1,000         1,070
   Details, Ser B
     10.000%, 11/15/05                   500           488
   Diamond Brands Operating (A)
     10.125%, 04/15/08                   650           611
   Diamond Cable (B)
      0.000%, 02/15/07                 1,450         1,129
   Diamond Cable
     Communications (B)
      0.000%, 09/30/04                   300           302
      0.000%, 12/15/05                 1,050           933
   Diamond Holdings PLC
      9.125%, 02/01/08                 1,000         1,042
   Diamond Triumph Auto (A)
      9.250%, 04/01/08                 1,000         1,005
   Digital Television Services
     Capital, Ser B
     12.500%, 08/01/07                   500           555
   Diva Systems (B)
      0.000%, 03/01/08                 2,757           841
   Dobson Communications (A)
     11.750%, 04/15/07                   600           642
   Dobson/Sygnet
     Communications (A)
     12.250%, 12/15/08                 1,000         1,072
   Dolphin Telecom PLC (B)
      0.000%, 06/01/08                   100            51
   Doskocil Manufacturing
     10.125%, 09/15/07                   500           475
   Drypers
     10.250%, 06/15/07                 1,350         1,293
   DTI Holdings, (B)
      0.000%, 03/01/08                 1,000           279
   Dual Drilling
      9.875%, 01/15/04                   500           525
   Dvi Holdings (A)
      9.875%, 02/01/04                   250           243
   E.spire Communications
     13.750%, 07/15/07                   500           494
   E.spire Communications (B)
      0.000%, 11/01/05                 1,550         1,118
      0.000%, 04/01/06                   500           324
      0.000%, 07/01/08                   500           241
   Eagle Family Foods
      8.750%, 01/15/08                 1,200         1,153
   Eagle Geophysical  (A)
     10.750%, 07/15/08                 1,000           577
   Echostar DBS (A)
      9.375%, 02/01/09                 2,000         2,075
   Econophone (B)
      0.000%, 02/15/08                 1,000           550

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Eldorado Resorts
     10.500%, 08/15/06                $  500       $   525
   Elgar Holdings
      9.875%, 02/01/08                 1,000           777
   Emmis Communication (A)
      8.125%, 03/15/09                 1,000         1,010
   Empress Entertainment (A)
      8.125%, 07/01/06                   450           452
   Empress River Casino
     10.750%, 04/01/02                   500           527
   Energy  of America
      9.500%, 05/15/07                   500           467
   Esprit Telecom Group PLC
     11.500%, 12/15/07                   500           532
   Euramax International PLC
     11.250%, 10/01/06                   450           466
   Facilicom International
     10.500%, 01/15/08                   800           618
   Falcon Building
      9.500%, 06/15/07                   500           452
   Falcon Holding Group
      9.285%, 04/15/10                   750           522
   Falcon Holdings Group
      8.375%, 04/15/10                   965           970
   Finlay Enterprises
      9.000%, 05/01/08                   200           187
   First Wave Marine
     11.000%, 02/01/08                 1,000           942
   Fisher Scientific International (A)
      9.000%, 02/01/08                 1,000         1,010
   Fitzgeralds Gaming
     12.250%, 12/15/04                   550           249
   Flag Ltd.
      8.250%, 01/30/08                   750           726
   Fleming
     10.500%, 12/01/04                   670           628
   Flores & Rucks
      9.750%, 10/01/06                   400           407
   Focal Communications (B)
      0.000%, 02/15/08                 1,250           691
   Formica (A)
     10.875%, 03/01/09                 1,000           995
   Fountain View  (A)
     11.250%, 04/15/08                 1,000           877
   Four M
     12.000%, 06/01/06                   500           380
   French Fragrances
     10.375%, 05/15/07                   500           504
   Fresh Foods (A)
     10.750%, 06/01/06                   500           500
   Friendly Ice Cream
     10.500%, 12/01/07                   700           649

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Frontier Oil (A)
      9.125%, 02/15/06               $   800       $   786
   Frontiervision  (B)
      0.000%, 09/15/07                   700           610
   Frontiervision Holdings (B)
      0.000%, 09/15/07                   500           436
   Fundy Cable
     11.000%, 11/15/05                   500           542
   Galaxy Telecom
     12.375%, 10/01/05                 1,000         1,105
   Galey & Lord
      9.125%, 03/01/08                   750           591
   Garden State (A)
      8.625%, 07/01/11                 1,000         1,002
   Gaylord Container
      9.750%, 06/15/07                   500           482
   Gaylord Container (A)
      9.375%, 06/15/07                   750           716
   GCI
      9.750%, 08/01/07                   500           512
   Genesis Health Ventures (A)
      9.875%, 01/15/09                 1,000           870
   Global Crossings Holdings (A)
      9.625%, 05/15/08                 1,200         1,338
   Global Telesystems Group
      9.875%, 02/15/05                 1,250         1,209
   Globalstar
     11.375%, 02/15/04                   400           248
     11.250%, 06/15/04                   900           560
   Globalstar LP/Capital
     11.500%, 06/01/05                   250           137
   Golden Northwest (A)
     12.000%, 12/15/06                   700           698
   Golden Ocean Group Ltd
     10.000%, 08/31/01                 1,032           214
   Golden Sky (B)
      0.000%, 03/01/07                 1,000           581
   Golden Sky Systems (A)
     12.375%, 08/01/06                   400           444
   Gothic Production
     11.125%, 05/01/05                   350           269
   Graham Packaging
      8.750%, 01/15/08                   400           406
   Granite Broadcasting
      9.375%, 12/01/05                 1,000         1,017
      8.875%, 05/15/08                   500           500
   Gray Communications System
     10.625%, 10/01/06                   500           530
   Great Lakes Carbon
     10.250%, 05/15/08                   500           517
   Group Maintenance (A)
      9.750%, 01/15/09                 1,000         1,022
   Grove Worldwide (A)
      9.250%, 05/01/08                   600           486

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   GS Technologies
     12.000%, 09/01/04                $  500       $   374
   GST Equipment Funding
     13.250%, 05/01/07                   500           514
   GST USA Guarantee (B)
      0.000%, 12/15/05                 1,760         1,291
   Gulf Canada Resources
      9.625%, 07/01/05                   500           512
   Gulf Canada Resources (A)
      8.375%, 08/01/06                   500           506
   Gulf States Steel
     13.500%, 04/15/03                 1,000           227
   Hard Rock Hotel (A)
      9.250%, 04/01/05                 1,750         1,697
   Harrahs Operating (A)
      7.875%, 12/15/05                 1,000         1,005
   Harvey Casinos Resorts
     10.625%, 06/01/06                 1,400         1,481
   Hawk
     10.250%, 12/01/03                   325           343
   Hayes Lemmerz (A)
      8.250%, 12/15/08                   600           602
   Hayes Wheel International
     11.000%, 07/15/06                   500           553
      9.125%, 07/15/07                   600           629
   Haynes International
     11.625%, 09/01/04                   500           404
   Helicon
     11.000%, 11/01/03                   700           732
   Hermes Europe (A)
     10.375%, 01/15/09                   750           803
   Hermes Europe Railtel BV
     11.500%, 08/15/07                   750           825
   HMH Prpoerties (A)
      8.450%, 12/01/08                   500           496
   HMV Media Group (A)
     10.250%, 05/15/08                 1,000         1,018
   Hollinger International Publishing
      9.250%, 03/15/07                 1,000         1,044
   Hollywood Casino
     12.750%, 11/01/03                 1,000         1,093
   Hollywood Park  (A)
      9.250%, 02/15/07                 1,000         1,025
   Hollywood Park, Ser B
      9.500%, 08/01/07                   800           820
   Hollywood Theaters (B)
      0.000%, 08/01/07                   500           299
   Holmes Products (A)
      9.875%, 11/15/07                   500           482
   Home Products International
      9.625%, 05/15/08                   800           781
   Homeside
     11.250%, 05/15/03                   325           381

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)




HIGH YIELD BOND FUND--CONTINUED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Horseshoe Gaming
      9.375%, 06/15/07               $ 1,000       $ 1,033
   Hosiery of America
     13.750%, 08/01/02                   700           753
   Host Marriott
      7.875%, 08/01/05                   550           534
      7.875%, 08/01/08                   500           488
   Host Marriott (A)
      8.375%, 02/15/06                   500           499
   HS Resources
      9.250%, 11/15/06                   500           491
   HS Resources (A)
      9.250%, 11/15/06                   250           246
   Huntsman  (A)
      9.500%, 07/01/07                   500           507
   Huntsman (A)
      9.500%, 07/01/07                   500           493
   Huntsman Polymers
     11.750%, 12/01/04                   250           272
   Hyperion Telecommunication (B)
      0.000%, 04/15/03                 1,900         1,560
   Hyperion Telecommunications
     12.250%, 09/01/04                   500           544
   ICG Holding (B)
      0.000%, 09/15/05                   350           307
   ICG Holdinggs  (A) (B)
      0.000%, 03/15/07                   500           361
   ICG Services (B)
      0.000%, 02/15/08                 1,250           673
   ICN Pharmaceutical (A)
      8.750%, 11/15/08                   300           302
   ICN Pharmaeuticals
      9.250%, 08/15/05                   500           509
   IDT
      8.750%, 02/15/06                   500           509
   IHF Holdings (B)
      0.000%, 11/15/04                   600           109
   Imax  (A)
      7.875%, 12/01/05                 1,000           981
   Impac Group  (A)
     10.125%, 03/15/08                 1,000           986
   Integrated Elec Services (A)
      9.375%, 02/01/09                 1,000         1,024
   Integrated Health
     10.250%, 04/30/06                   250           187
   Integrated Health Services
      9.500%, 09/15/07                   500           319
      9.250%, 01/15/08                   250           157
   Intelcom Group (B)
      0.000%, 05/01/06                   400           328
   Interact Systems  ((B)
      0.000%, 08/01/03                   700           252
   Intermedia Capital Partners
     11.250%, 08/01/06                   750           840

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Intermedia Communications
     of Florida (B)
      0.000%, 05/15/06              $    900       $   767
      0.000%, 07/15/07                   750           571
   International Cabletel
     10.000%, 02/15/07                   250           265
   International Cabletel (B)
      0.000%, 04/15/05                   400           383
      0.000%, 02/01/06                 1,200         1,038
   International Home Foods
     10.375%, 11/01/06                   750           816
   International Knife & Saw
     11.375%, 11/15/06                   500           513
   International Utility Structures (A)
     10.750%, 02/01/08                   850           866
   International Wire Group
     11.750%, 06/01/05                   500           529
   Intrawest
      9.750%, 08/15/08                 1,000         1,035
   Iridium, Ser C
     11.250%, 07/15/05                   300           111
   Iridium LLC (A)
     14.000%, 07/15/05                   750           351
   ISP Holdings
      9.000%, 10/15/03                   500           510
   ITC Deltacom
     11.000%, 06/01/07                   422           461
      8.875%, 03/01/08                   455           455
   ITC Deltacom (A)
      9.750%, 11/15/08                   250           263
   Ivaco
     11.500%, 09/15/05                   500           521
   IXC Communications
      9.000%, 04/15/08                 1,500         1,545
   Jackson Products (A)
      9.500%, 04/15/05                 1,200         1,199
   Jacor Communications
      9.750%, 12/15/06                   450           497
      8.000%, 02/15/10                   750           801
   James Cable
     10.750%, 08/15/04                 1,400         1,498
   Jitney-Jungle Stores
     10.375%, 09/15/07                   450           458
   John Q Hammons Hotels
      8.875%, 02/15/04                   500           466
   Jones Intercable
      9.625%, 03/15/02                   350           375
      8.875%, 04/01/07                   350           382
   Jordan Industries
     10.375%, 08/01/07                 1,000           995
   Jordan Telecom Products (B)
      0.000%, 08/01/07                 1,000           815
   Jordon Industries (A)
     10.375%, 08/01/07                   750           746

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   JPS Automotive Products
     11.125%, 06/15/01                $  100       $   105
   K-mart  (A)
      8.540%, 01/02/15                   732           711
   K-mart
      7.750%, 10/01/12                   850           900
   Kaiser Aluminum & Chemical, Ser B
     10.875%, 10/15/06                   600           614
   KCS Energy
      8.875%, 01/15/08                   800           248
   Keebler
     10.750%, 07/01/06                   450           489
   Kelley Oil & Gas
     10.375%, 10/15/06                   750           478
   Key Energy Svcs 144A
     14.000%, 01/15/09                 1,150         1,070
   Kitty Hawk
      9.950%, 11/15/04                   250           250
   KMC Telecom Holdings (B)
      0.000%, 02/15/08                 1,250           681
   Knoll
     10.875%, 03/15/06                   260           287
   KSL Recreation Group
     10.250%, 05/01/07                 1,000         1,003
   L-3 Communications (A)
      8.000%, 08/01/08                   750           758
   Lady Luck Gaming
     11.875%, 03/01/01                   800           813
   Lamar Advertising (A)
      9.625%, 12/01/06                   450           487
   LaRoche Industries
      9.500%, 09/15/07                   800           602
   LDM Technologies
     10.750%, 01/15/07                   500           498
   Leiner Health Products
      9.625%, 07/10/07                   500           518
   Lenfest Communications
     10.500%, 06/15/06                   700           831
   Lenfest Communications (A)
      8.250%, 02/15/08                   650           674
   Leslie's Poolmart
     10.375%, 07/15/04                   800           829
   Level 3 Communications
      9.125%, 05/01/08                 1,600         1,608
   Level 3 Communications (B)
      0.000%, 12/01/08                   750           472
   Liberty Group Operating
      9.375%, 02/01/08                   500           505
   Liberty Group Publishings (B)
      0.000%, 02/01/09                   500           269
   Lin Holdings (B)
      0.000%, 03/01/08                   500           353

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Lodestar Holdings (A)
     11.500%, 05/15/05                 $ 750       $   639
   Loews Cineplex Entertainment (A)
      8.875%, 08/01/08                 1,000           996
   Logix Communication Enterprises (A)
     12.250%, 06/15/08                   500           460
   Louisiana Casino (A)
     11.000%, 12/01/05                 1,000         1,010
   Luigino's (A)
     10.000%, 02/01/06                 1,000           988
   Magellan Health Services (A)
      9.000%, 02/15/08                   850           731
   Magnum Hunter Re
     10.000%, 06/01/07                   500           424
   Mail-Well  (A)
      8.750%, 12/15/08                   800           826
   Majestic Star Casino
     12.750%, 05/15/03                 1,000         1,105
   Marsh Supermarket
      8.875%, 08/01/07                   500           528
   Mastec
      7.750%, 02/01/08                   500           489
   Maxim Group, Ser B
      9.250%, 10/15/07                   400           401
   Maxxam Group Holdings, Ser B
     12.000%, 08/01/03                   400           428
   McCaw International (B)
      0.000%, 04/15/07                 1,400           742
   McLeod USA (A)
      8.125%, 02/19/09                   500           499
   Mcleodusa
      9.250%, 07/15/07                   500           524
      8.375%, 03/15/08                   500           505
   Mcleodusa (B)
      0.000%, 03/01/07                 1,500         1,202
   Mdc Communications  (A)
     10.500%, 12/01/06                 1,000         1,010
   Mediacom (A)
      7.875%, 02/15/11                   900           880
   Mentus Media  PIK
      0.000%, 02/01/03                   949           925
   Metallurg
     11.000%, 12/01/07                   800           742
   Metromedia Fiber (A)
     10.000%, 11/15/08                 1,000         1,073
   Metronet Communications
     12.000%, 08/15/07                   500           593
   Metronet Communications (B)
      0.000%, 06/15/08                   900           696
   Microcell Telecommunication (A) (B)
      0.000%, 06/01/06                 1,000           821
   MMI Products
     11.250%, 04/15/07                   500           531

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)




HIGH YIELD BOND FUND--CONTINUED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   MMI Products (A)
     11.250%, 04/15/07                $  500       $   531
   Mohegan Tribal (A)
      8.750%, 01/01/09                 1,000         1,041
   Moog
     10.000%, 05/01/06                   500           500
   Morris Materials Handling
      9.500%, 04/01/08                   400           212
   Motor Coach Industries (B)
      0.000%, 11/15/02                 1,000           880
   Motors & Gears
     10.750%, 11/15/06                 1,050         1,078
   Mrs. Fields (B)
      0.000%, 12/01/05                   800           446
   Mrs. Fields, Ser B
     10.125%, 12/01/04                   760           731
   Muzak Holdings (B)
     0.000%, 03/15/10                    500           269
   Muzak LLC (A)
      9.875%, 03/15/09                 1,000         1,015
   National Steel (A)
      9.875%, 03/01/09                   500           514
      9.875%, 03/01/09                   250           257
   National Wine & Spitits (A)
     10.125%, 01/15/09                 1,000         1,030
   Ne Restaurant  (A)
     10.750%, 07/15/08                   600           579
   Nebraska Book
      8.750%, 02/15/08                 1,300         1,209
   Neenah
     11.125%, 05/01/07                   500           524
   Neff  (A)
     10.250%, 06/01/08                   500           525
   New World Pasta (A)
      9.250%, 02/15/09                 1,000         1,019
   Nextel Communications
      9.750%, 08/15/04                   500           521
   Nextel Communications (B)
      0.000%, 09/15/07                 1,250           923
      0.000%, 02/15/08                 1,400           991
   Nextel Partners (B)
      0.000%, 02/01/09                 2,000         1,163
   Nextlink Communications
     12.500%, 04/15/06                   800           884
   Nextlink Communications (B)
      0.000%, 04/15/08                   800           505
   Nextlink Communications (A)
     10.750%, 11/15/08                   500           540
   Niagra Mohawk Power
      7.750%, 10/01/08                   800           861
   NL Industries
     11.750%, 10/15/03                   350           368
   Northland Cable Television
     10.250%, 11/15/07                 1,000         1,060

-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
   Northwestern Steel & Wire
      9.500%, 06/15/01              $  1,000       $   650
   NS Group
     13.500%, 07/15/03                   300           323
   NTL Incorporated (A)
     11.500%, 10/01/08                   600           675
   Nuevo Energy
      9.500%, 04/15/06                   400           408
   Numatics
      9.625%, 04/01/08                   800           714
   Ocean Energy
     10.375%, 10/15/05                   250           254
   Octel Developments
     10.000%, 05/01/06                   950           994
   Offshore Logistics
      7.875%, 01/15/08                   750           713
   Oglebay Norton (A)
     10.000%, 02/01/09                 1,000           973
   Omega Cabinets
     10.500%, 06/15/07                   750           746
   Optel
     13.000%, 02/15/05                   300           299
   Optel  (A)
     11.500%, 07/01/08                   500           469
   Orbital Imaging
     11.625%, 03/01/05                   950           926
   Orion Network Systems
     11.250%, 01/15/07                   800           712
   Owens & Minor
     10.875%, 06/01/06                   500           544
   Oxford Automotive
     10.125%, 06/15/07                 1,200         1,245
   Oxford Health Plans (A)
     11.000%, 05/15/05                   500           514
   P&L Coal Holdings  (A)
      8.875%, 05/15/08                   250           262
   Pac-West Telecom (A)
     13.500%, 02/01/09                   900           891
   Packaged Ice
      9.750%, 02/01/05                 1,000         1,023
   Packaging Resources
     11.625%, 05/01/03                   500           528
   Pagemart Nationwide (B)
      0.000%, 02/01/05                   750           629
   Pantry
     10.250%, 10/15/07                   600           630
   Paracelsus Healthcare
     10.000%, 08/15/06                   500           336
   Park Place Entertainment (A)
      7.875%, 12/15/05                   750           737
   Parker Drilling, Ser B
      9.750%, 11/15/06                 1,000           830
   Pathmark Stores
      9.625%, 05/01/03                 1,250         1,286

--------------------------------------------------------------------------------





-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Pathnet (A)
     12.250%, 04/15/08               $   750       $   405
   Pegasus Communications (A)
      9.750%, 12/01/06                   500           516
   Pegasus Communications, Ser B
      9.625%, 10/15/05                   550           568
   Pegasus Shipping Hellas
     11.875%, 11/15/04                   600           494
   Perkins Family Restaurant, Ser B
     10.125%, 12/15/07                 1,000         1,070
   Perry-Judd
     10.625%, 12/15/07                   500           511
   Petersburg Long Distance (A)
      9.000%, 06/01/06                    90            41
   Phase Metrics  (A)
     10.750%, 02/01/05                   500           351
   Philipp Brothers Chemical (A)
      9.875%, 06/01/08                 1,000           978
   Phillips Van-Heusen (A)
      9.500%, 05/01/08                 1,000           995
   Phoenix Color  (A)
     10.375%, 02/01/09                   750           761
   Pierce Leahy  (A)
      9.125%, 07/15/07                   450           473
   Pillowtex
     10.000%, 11/15/06                   500           524
   Plastic Containers
     10.000%, 12/15/06                   400           424
   Players International
     10.875%, 04/15/05                   500           538
   Playtex Products
      8.875%, 07/15/04                   400           413
   Pogo Producing
      8.750%, 05/15/07                   850           766
   Polymer Group, Ser B
      9.000%, 07/01/07                   600           611
   Port Royal Holdings
     10.250%, 10/01/07                   900           941
   Portola Packaging
     10.750%, 10/01/05                   200           206
   Powertel
     11.125%, 06/01/07                   500           499
   Premier Parks
      9.250%, 04/01/06                   500           521
      9.750%, 01/15/07                   500           543
   Price Comm Wireless
     11.750%, 07/15/07                   250           277
   Price Communication Cellular, PIK
     11.250%, 08/15/08                   795           756
   Price Communications Wire (A)
      9.125%, 12/15/06                   500           521
   Pride Petroleum Services
      9.375%, 05/01/07                   500           488

-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
   Prime Hospitality
      9.250%, 01/15/06                $  600       $   627
      9.750%, 04/01/07                   450           467
   Primus Telecom Group (A)
     11.250%, 01/15/09                 1,500         1,541
   Primus Telecommunications
     11.750%, 08/01/04                   600           621
   Printpack, Ser B
     10.625%, 08/15/06                   800           745
   Production Resources Group
     11.500%, 01/15/08                   500           499
   Psinet
     10.000%, 02/15/05                   950         1,009
   Psinet (A)
     11.500%, 11/01/08                   350           396
   PTC Intl Finance BV (B)
      0.000%, 07/01/07                 1,000           725
   Pueblo Xtra International
      9.500%, 08/01/03                 1,000           968
   Quest Diagnostic
     10.750%, 12/15/06                   450           490
   Qwest Communications
     10.875%, 04/01/07                   325           375
   Qwest Communications (B)
      0.000%, 10/15/07                 1,050           833
   Ram Energy
     11.500%, 02/15/08                   500           322
   Randall's Food Markets, Ser B
      9.375%, 07/01/07                 1,150         1,248
   RCN  (A)
      0.000%, 10/15/07                   650           438
   RCN (B)
      0.000%, 02/15/08                 1,300           827
   Regal Cinemas (A)
      8.875%, 12/15/10                   450           442
      9.500%, 06/01/08                   900           920
   Regional Independent Media Group (A)
     10.500%, 07/01/08                 1,000         1,035
   Renaissance Media Group (B)
      0.000%, 04/15/08                 1,000           698
   Renco Metals
     11.500%, 07/01/03                   500           523
   Repap New Brunswick
     10.625%, 04/15/05                 1,500         1,249
   Republic Engineered Steel
      9.875%, 12/15/01                   800           827
   Republic Group  (A)
      9.500%, 07/15/08                   700           708
   Revlon Consumer Products
      8.625%, 02/01/08                   500           454
   RH Donnelly (A)
      9.125%, 06/01/08                   800           849

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



HIGH YIELD BOND FUND--CONTINUED
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Rhythms Netcommunications (B)
      0.000%, 05/15/08              $  1,700       $   929
   Rifkin Acquisition Partners
     11.125%, 01/15/06                   750           853
   Rio Hotel & Casino
     10.625%, 07/15/05                   400           433
   Rio Hotel & Casino (B)
      9.500%, 04/15/07                   300           328
   Riverwood International
     10.875%, 04/01/08                   800           774
   Rogers Cantel
      9.375%, 06/01/08                   500           551
   Rogers Communications
      9.125%, 01/15/06                   400           420
      8.875%, 07/15/07                   350           367
   Roma  (A)
     12.000%, 07/01/06                   400           390
   RSL Comm (A)
     12.000%, 11/01/08                   750           824
   RSL Communications PLC
      9.125%, 03/01/08                   500           500
   Rural Cellular
      9.625%, 05/15/08                   500           519
   Russell Stanley Holdings (A)
     10.875%, 02/15/09                   750           746
   Safelite Glass (A)
      9.875%, 12/15/06                   800           752
   Safety Components
     10.125%, 07/15/07                   500           498
   Safety-Kleen Svcs  (A)
      9.250%, 06/01/08                   500           523
   Salem Communications, Ser B
      9.500%, 10/01/07                   950         1,009
   Santa Fe Hotel
     11.000%, 12/15/00                 1,171         1,151
   Scotts  (A)
      8.625%, 01/15/09                   700           723
   SD Warren, Ser B
     12.000%, 12/15/04                 1,450         1,573
   Sealy Mattress
      9.875%, 12/15/07                   500           496
   Sealy Mattress  (B)
      0.000%, 12/15/07                   500           321
   SF Holdings Group (B)
      0.000%, 03/15/08                 1,000           248
   SFX Broadcasting
     10.750%, 05/15/06                   394           435
   SFX Broadcasting (A)
      9.125%, 12/01/08                   500           510
   Sheffield Steel, Ser B
     11.500%, 12/01/05                   500           464
   Shop-Vac
     10.625%, 09/01/03                   625           681

-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Signature Brands USA
     13.000%, 08/15/02               $   500       $   553
   Silver Cinemas  (A)
     10.500%, 04/15/05                   800           535
   Simonds Industries (A)
     10.250%, 07/01/08                   600           611
   Sinclair Broadcast
     10.000%, 09/30/05                   800           846
   Sitel (A)
      9.250%, 03/15/06                   500           411
   Southwest Royalties, Ser B
     10.500%, 10/15/04                   500           220
   Sovereign Specialty Chemical, Ser B
      9.500%, 08/01/07                   450           458
   Spanish Broadcasting
     11.000%, 03/15/04                   500           546
   Specialty Paperboard
      9.375%, 10/15/06                   500           510
   Sprint Spectrum
     11.000%, 08/15/06                 1,040         1,197
   Stanadyne Automotive
     10.250%, 12/15/07                   500           501
   Station Casinos  (A)
      9.750%, 04/15/07                 1,000         1,051
   Sterling Chemical Holdings (B)
      0.000%, 08/15/08                 1,000           430
   Stone Container (A)
     11.500%, 08/15/06                   400           435
   Sun International Hotels
      9.000%, 03/15/07                   500           519
   Sun Media
      9.500%, 05/15/07                   325           357
   Synthetic Industries
      9.250%, 02/15/07                   400           413
   T/SF Communications, Ser B
     10.375%, 11/01/07                   500           516
   Talton Holdings, Ser B
     11.000%, 06/30/07                   500           449
   TCI Satellite Entertainment
     10.875%, 02/15/07                   500           381
   TCI Satellite Entertainment (B)
      0.000%, 02/15/07                   900           523
   Tekni-Plex
     11.250%, 04/01/07                   800           876
   Telewest Communication (A)
     11.250%, 11/01/08                   500           583
   Telewest Communications
      9.625%, 10/01/06                   150           158
   Telewest Communications (B)
      0.000%, 10/01/07                 1,750         1,542
   Teligent
     11.500%, 12/01/07                   500           474
   Tembec Industries (A)
      8.625%, 06/30/09                   500           507

--------------------------------------------------------------------------------




-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Tenet Healthcare
     8.625%, 01/15/07                $   500      $    506
   Texas Petrochem
     11.125%, 07/01/06                   450           444
   Therma-Wave
     10.625%, 05/15/04                   500           299
   Thermadyne Holdings (A), (B)
      0.000%, 06/01/08                   550           269
   Time Warner (A)
      9.750%, 07/15/08                   850           907
   Titan Wheel International
      8.750%, 04/01/07                   500           469
   Trans World Airlines
     11.375%, 03/01/06                   900           450
   Transamerican Energy, Ser B
     11.500%, 06/15/02                   900           243
   Tri-State Outdoor Media
     11.000%, 05/15/08                 1,000         1,043
   Trident Automotive
     10.000%, 12/15/05                   500           518
   Tropical Sportswear International
     11.000%, 06/15/08                   500           524
   TV Guide  (A)
      8.125%, 03/01/09                 1,500         1,523
   Twin Laboratories
     10.250%, 05/15/06                   325           347
   Unisys
     12.000%, 04/15/03                   550           608
     11.750%, 10/15/04                   500           567
      7.875%, 04/01/08                   400           415
   United Artists Theatre
      9.750%, 04/15/08                 1,000           868
   United International Holdings,
     Ser B (B)
      0.000%, 02/15/08                 2,000         1,355
   United Rentals (A)
      9.250%, 01/15/09                 1,000         1,014
   Universal Compressn  (B)
      0.000%, 02/15/08                   800           501
   Universal Health Services
      8.750%, 08/15/05                   250           254
   US Office Products (A)
      9.750%, 06/15/08                   750           435
   Vencor  (A)
      9.875%, 05/01/05                   500            93
   Verio
     10.375%, 04/01/05                   500           535
   Viasystems
      9.750%, 06/01/07                 1,100         1,051
   Viatel (B)
      0.000%, 04/15/08                 1,500           919

-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
   Walbro
     10.125%, 12/15/07                 $ 500      $    505
   Waste Systems (A)
     11.500%, 01/15/06                   550           549
   Waste Systems International (A)
      7.000%, 05/13/05                   800           748
   Waterford Gaming (A)
      9.500%, 03/15/10                 1,000         1,023
   Waxman Industries (B)
      0.000%, 06/01/04                   600           305
   WCI Steel
     10.000%, 12/01/04                 1,000         1,030
   Weirton Steel
     11.375%, 07/01/04                   250           240
   Wells Aluminum
     10.125%, 06/05/05                   500           456
   Werner Holdings
     10.000%, 11/15/07                 1,400         1,407
   Western Federal Notes (C)
      0.000%, 09/15/99                   500           415
   Western Wireless
     10.500%, 06/01/06                   400           432
     10.500%, 02/01/07                   300           328
   Wheeling-Pittsburgh
      9.250%, 11/15/07                   900           887
   WHX
     10.500%, 04/15/05                   750           726
   William Carter (A)
     10.375%, 12/01/06                   750           806
   Winstar Communications (B)
      0.000%, 10/15/05                 1,250           911
   Wiser Oil
      9.500%, 05/15/07                   600           401
   World Color Press (A)
      8.375%,11/15/08                  1,000         1,005
      7.750%, 02/15/09                   500           491
   Worldwide Fiber (A)
     12.500%, 12/15/05                   750           789
   Young Broadcasting
      9.000%, 01/15/06                   400           412
      8.750%, 06/15/07                 1,000         1,030
   Ziff-Davis
      8.500%, 05/01/08                 1,000         1,000
                                                  --------
Total Corporate Obligations
   (Cost $402,752)                                 390,465
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)




HIGH YIELD BOND FUND--CONCLUDED
-----------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
UNITS -- 1.1%
   Australis Media 1 Unit = $1M senior
     subordinate discount note + 1
     warrant (A) (B)
     0.000%, 05/15/03                  $ 400      $      6
   Colt Telecom Group 1 Unit = 1
     senior discount note + 1
     warrant (B)
     0.000%, 12/15/06                    600           528
   County Seat Stores 1 Unit = $1M
    senior note + 1 warrant
     0.000%, 11/01/04                    500           175
   Globix  1 Unit = $1m Sr. Notes + 1
     Warrant
     13.000%, 05/01/05                 1,400         1,351
   International Utility Structure 1
     Unit = $1M senior exchanged
     preferred + 1 warrant PIK
     13.000%, 02/01/08                   500           469
   Pegasus Communications 1 Unit
     = $1M preferred share + 1
     warrant PIK*                          2           281
   PLD Telekom 1 Unit = 1 Bond + 1
     Warrant (B)
     0.000%, 06/01/04                    830           498
   Startec Global Communication, 1
     Unit = $1m Sr. Notes + 1 Warrant
     12.000%, 05/15/08                   500           444
   Verio, 1 Unit = $1m Senior
     Note + 8 Warrants
     13.500%, 06/15/04                 1,000         1,161
                                                  --------
Total Units
   (Cost $5,547)                                     4,913
                                                  --------

PREFERRED STOCKS -- 1.6%
   Adelphia Communications*            2,500           288
   Ameriking PIK                   2,501,300           625
   Benedek Communications PIK*       500,000           380
   Coinstar*                           4,545            73
   Diva Systems, Ser C*               41,615           208
   GPA Group, PLC (A)*             1,000,000           521
   Granite Ltd*                          100            10
   Hyperion Telecomm*                      9             8
   Intermedia Communication*          20,317           862
   Jordan Telecommunication*             609           610
   Nextel Communications PIK*          4,003           948
   Nextlink Communications*            6,582           378
   Pegasus Communications*               440            48
   Primedia*                           4,000           414
   SD Warren, Ser B*                  20,000         1,070
   Siligan Holdings                  336,000           370
   Viatel*                               369            79
                                                  --------
Total Preferred Stocks
   (Cost $6,650)                                     6,892
                                                  --------

-----------------------------------------------------------
                                  SHARES/FACE     MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY
   OBLIGATION -- 0.6%
   FHLB Discount Note
     4.790%, 04/01/99                $ 2,505      $  2,505
                                                  --------
Total U.S. Government Agency
   Obligation
   (Cost $2,505)                                     2,505
                                                  --------

WARRANTS -- 0.4%
   Advanced Radio Telecom*             7,500            34
   American Communication
     Services*                         1,320             5
   Ampex (A)*                         34,000            82
   Bell Technology*                      500             3
   Concentric Network*                   550           165
   Diva System*                        1,025           174
   DTI Holdings (A)*                       5             5
   E.spire Communications*               500            54
   Globalstar Telecom*                   400            36
   Golden Ocean Group*                   688             1
   Hyperion*                           1,155            17
   Intermedia Communications
     of Florida*                       1,530            41
   International Utility*                 66             6
   Jordan Telecommunication
     Products (A)*                       500             1
   KMC Telecom Holdings*               1,250             2
   Loral Orion Network Systems*          750             8
   McCaw International*                1,400             5
   Metronet (A)*                         500             2
   Microcell Telecomm (A)*             2,400            48
   Orbital Imaging (A)*                  950            39
   Pathnet*                              750             8
   Price Communications*               3,440           186
   Primus Telecommunications*            600             5
   SF Holdings (A)*                    2,000             4
   Startec Global*                       500             1
   USN Communication*                 11,540            12
   Verio*                              8,000           596
   Wireless One*                          20             1
                                                  --------
Total Warrants
   (Cost $109)                                       1,541
                                                  --------
Total Investments -- 97.0%
   (Cost $417,563)                                 406,316
                                                  --------
Other Assets and Liabilities, Net -- 3.0%           11,782
                                                  --------

--------------------------------------------------------------------------------




-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
-----------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 39,095,142 outstanding shares
   of beneficial interest                         $431,324
Accumulated net realized gain on investments        (1,979)
Net unrealized depreciation on investments         (11,247)
                                                  --------
Total Net Assets -- 100.0%                        $418,098
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.69
                                                  ========

*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON SEPTEMBER 30, 1998. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) IN DEFAULT ON INTEREST PAYMENTS
FHLB--FEDERAL HOME LOAN BANK
LLC--LIMITED LIABILITY COMPANY
LTD.--LIMITED
PIK--PAYMENT IN KIND
SER--SERIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




     SUMMARY OF CORPORATE OBLIGATIONS BY INDUSTRY
-------------------------------------------------------
                                  PERCENTAGE OF TOTAL
  INDUSTRY                       CORPORATE OBLIGATIONS
-------------------------------------------------------
  Communications                        18.32%
  Cable                                 10.43
  General Industrial                     8.54
  Media                                  7.40
  Energy                                 6.50
  Gaming                                 5.49
  Consumer Mfg.                          4.91
  Transportation Non-Air                 4.35
  Packaging                              3.97
  Metals                                 3.95
  Healthcare                             3.11
  Entertainment                          3.01
  Food & Beverage                        2.90
  Technology                             2.67
  Chemicals                              2.05
  Retail                                 1.76
  Hotels                                 1.72
  Supermarket                            1.70
  Conglomerate                           1.62
  Restaurants                            1.49
  Real Estate                            1.43
  Airlines                               0.94
  Aerospace                              0.61
  Utility                                0.57
  Financial                              0.56
                                       ------
                                       100.00%
                                       ======
-------------------------------------------------------

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIOD ENDED MARCH 31, 1999
(UNAUDITED)

                                        --------------   --------------   ------------   --------------   --------------
                                          LARGE CAP        LARGE CAP       TAX MANAGED      SMALL CAP        SMALL CAP
                                            VALUE           GROWTH        LARGE CAP(2)        VALUE           GROWTH
                                        --------------   --------------   ------------   --------------   --------------
INVESTMENT INCOME:
   Dividends                               $ 17,697         $  4,792        $ 1,755         $  2,473         $    570
   Interest Income                            1,443            1,137            425              701              667
                                           --------         --------        -------         --------         --------
   Total Investment Income                   19,140            5,929          2,180            3,174            1,237
                                           --------         --------        -------         --------         --------
EXPENSES:
   Management Fees                            3,017            3,098            476              815            1,116
   Waiver of Management Fees                     --               --             --               --               --
   Investment Advisory Fees                   3,017            3,541            544            1,513            2,072
   Waiver of Investment Advisory Fees            --             (443)           (68)              --               --
   Custodian/Wire Agent Fees                     91              109             26               23               23
   Transfer Agent Fees (1)                       26               32             10               10               10
   Professional Fees                             31               48             11               11                9
   Registration Fees                            222              146             70               55               38
   Printing Fees                                 --               --              9               --               --
   Trustee Fees                                   7               12              3                8                3
   Insurance Expense                             --                1             --                3               --
   Shareholder Servicing Fees                   913              979             67              119              235
   Distribution Fees-- Class D (1)               --               --             --               --                3
   Other Expenses                                 1                1              7                3                1
                                           --------         --------        -------         --------         --------
   Total Expenses                             7,326            7,524          1,155            2,560            3,510
                                           --------         --------        -------         --------         --------
NET INVESTMENT INCOME/(LOSS)                 11,815           (1,595)         1,025              614           (2,273)
                                           --------         --------        -------         --------         --------
   NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS:
   Net Realized Gain/(Loss) from
     Security Transactions                   25,232           69,812         (2,130)         (16,896)          17,124
   Net Realized Gain/(Loss) from
     Futures Contracts                        5,683              846            680             (447)           3,673
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments                         184,762          516,660         64,074           11,236          158,717
                                           --------         --------        -------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $227,492         $585,723        $63,649          $(5,493)        $177,241
                                           ========         ========        =======          =======         ========

(1) FEES ARE INCURRED AT THE CLASS D LEVEL ONLY.
(2) TAX MANAGED LARGE CAP COMMENCED OPERATIONS ON MARCH 4, 1998.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
52

--------------------------------------------------------------------------------

  ----------   ----------------   ----------   -------------   --------------   --------------
                    CAPITAL         EQUITY                       CORE FIXED       HIGH YIELD
   MID-CAP       APPRECIATION       INCOME        BALANCED         INCOME            BOND
  ----------   ----------------   ----------   -------------   --------------   --------------

   $  247          $   581          $ 1,141       $   164          $    --         $     --
       19              340              225           816           48,773           19,361
   ------          -------          -------       -------          -------         --------
      266              921            1,366           980           48,773           19,361
   ------          -------          -------       -------          -------         --------

       65              218              198           104            2,299             637
       --               --               --            --               --             (82)
       75              249              227           119            2,258             888
       --              (31)             (28)          (15)              --              --
        2                3                5             2               91              24
        1                2                2             1                7               5
        1                1               --             1               20               8
        5               (9)              (3)            1              154              41
       --               --               --            --               --               4
       --               --               --            --                6               1
       --               --               --            --               --               1
       37               89               81             9               63              --
       --               --               --            --               --              --
       --               --               --            --               28              20
   ------          -------          -------       -------          -------        --------
      186              523              482           222            4,926           1,547
   ------          -------          -------       -------          -------        --------
       80              399              884           758           43,847          17,814
   ------          -------          -------       -------          -------        --------



      681            9,906           14,405         1,893            1,287          (1,955)

       --              564            1,572            --           (5,747)             --


    4,802           17,585            2,003         7,638          (46,618)            640
   ------          -------          -------       -------          -------         -------

   $5,563          $28,454          $18,864       $10,289          $(7,231)        $16,499
   ======          =======          =======       =======          =======         =======


STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1999 (UNAUDITED) AND FOR THE YEAR ENDED SEPTEMBER 30, 1998.

                                   -----------------------  -------------------------   ----------------------
                                           LARGE CAP                LARGE CAP                 TAX MANAGED
                                             VALUE                   GROWTH                  LARGE CAP (1)
                                   -----------------------  -------------------------   ----------------------
                                    10/1/98-     10/1/97-     10/1/98-      10/1/97-     10/1/98-     3/4/98-
                                    3/31/99      9/30/98      3/31/99       9/30/98      3/31/99      9/30/98
                                   ----------   ----------  ------------   ----------   ----------   ---------
OPERATIONS:
   Net Investment Income/(Loss)    $   11,815   $   16,665   $   (1,595)   $    1,236    $  1,025   $    551
   Net Realized Gain (Loss) from
     Investment Transactions           30,915      112,467       70,658        24,024      (1,450)    (3,607)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     of Investments                   184,762     (190,201)     516,660        35,634      64,074    (12,111)
                                   ----------   ----------   ----------    ----------    --------   --------
   Net increase/(Decrease) in
     Net Assets from Operations       227,492      (61,069)     585,723        60,894      63,649    (15,167)
                                   ----------   ----------   ----------    ----------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                          (10,839)     (14,525)        (263)       (1,905)       (928)       (68)
     Class D                               --           --           --            --          --         --
   Net Realized Gains:
     Class A                          (86,387)     (77,927)     (20,249)      (43,786)         --         --
     Class D                               --           --           --            --          --         --
                                   ----------   ----------   ----------    ----------    --------   --------
     Total Distributions              (97,226)     (92,452)     (20,512)      (45,691)       (928)       (68)
                                   ----------   ----------   ----------    ----------    --------   --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                    619,459      878,602      553,603       813,306     193,111    201,157
     Reinvestment of Cash
       Distributions                   85,796       78,187       18,036        39,098         911         66
     Shares Redeemed                 (210,363)    (259,191)    (371,475)     (288,887)    (40,804)   (15,891)
                                   ----------   ----------   ----------    ----------    --------   --------
     Increase/(Decrease) in Net
       Assets Derived from
       Class A Transactions           494,892      697,598      200,164       563,517     153,218    185,332
                                   ----------   ----------   ----------    ----------    --------   --------
   Class D:
     Shares Issued                         --           --           --            --          --         --
     Reinvestment of Cash
       Distributions                       --           --           --            --          --         --
     Shares Redeemed                       --           --           --            --          --         --
                                   ----------   ----------   ----------    ----------    --------   --------
     Increase/(Decrease) in
       Net Assets Derived from
       Class D Transactions                --           --           --            --          --         --
                                   ----------   ----------   ----------    ----------    --------   --------
     Increase/(Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                   494,892      697,598      200,164       563,517     153,218    185,332
                                   ----------   ----------   ----------    ----------    --------   --------
     Net Increase/(Decrease)
       in Net Assets                  625,158      544,077      765,375       578,720     215,939    170,097
                                   ----------   ----------   ----------    ----------    --------   --------
NET ASSETS:
Beginning of Period                 1,410,903      866,826    1,379,199       800,479     170,097         --
                                   ----------   ----------   ----------    ----------    --------   --------
End of Period                      $2,036,061   $1,410,903   $2,144,574    $1,379,199    $386,036   $170,097
                                   ==========   ==========   ==========    ==========    ========   ========

SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                     33,033       46,137       21,513        37,613      16,697     19,248
     Shares Issued in Lieu of
       Cash Distributions               4,705        4,224          759         1,956          88          6
     Shares Redeemed                  (11,284)     (13,588)     (14,276)      (13,164)     (3,504)    (1,563)
                                   ----------   ----------   ----------    ----------    --------   --------
Total Class A Transactions             26,454       36,773        7,996        26,405      13,281     17,691
                                   ==========   ==========   ==========    ==========    ========   ========
   Class D:
     Shares Issued                         --           --           --            --          --         --
     Shares Issued in Lieu of
       Cash Distributions                  --           --           --            --          --         --
     Shares Redeemed                       --           --           --            --          --         --
                                   ----------   ----------   ----------    ----------    --------   --------
     Total Class D Transactions            --           --           --            --          --         --
                                   ==========   ----------   ----------    ----------    --------   --------
     Undistributed Net
       Investment Income/(Loss)    $    4,372   $    3,397   $   (1,726)   $      132    $    580   $    483
                                   ==========   ==========   ==========    ==========    ========   ========

                                       ------------------------   -----------------------
                                              SMALL CAP                  SMALL CAP
                                               VALUE                      GROWTH
                                       ------------------------   -----------------------
                                        10/1/98-      10/1/97-     10/1/98-     10/1/97-
                                        3/31/99       9/30/98      3/31/99      9/30/98
                                       ----------   -----------   ----------   ----------
OPERATIONS:
   Net Investment Income/(Loss)         $    614     $  1,429     $ (2,273)    $  (3,300)
   Net Realized Gain (Loss) from
     Investment Transactions             (17,343)       6,703       20,797         1,918
   Net Change in Unrealized
     Appreciation/(Depreciation)
     of Investments                       11,236      (79,746)     158,717      (173,230)
                                        --------     --------     --------     ---------
   Net increase/(Decrease) in
     Net Assets from Operations           (5,493)     (71,614)     177,241      (174,612)
                                        --------     --------     --------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                                (872)      (1,046)          --            --
     Class D                                  --           --           --            --
   Net Realized Gains:
     Class A                              (5,680)     (38,318)      (2,521)      (19,092)
     Class D                                  --           --           (8)           --
                                        --------     --------     --------     ---------
     Total Distributions                  (6,552)     (39,364)      (2,529)      (19,092)
                                        --------     --------     --------     ---------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                       171,577      394,312      229,477       365,558
     Reinvestment of Cash
       Distributions                       5,376       31,295        1,996        14,438
     Shares Redeemed                    (115,096)    (207,956)    (251,392)     (212,008)
                                        --------     --------     --------     ---------
     Increase/(Decrease) in Net
       Assets Derived from
       Class A Transactions               61,857      217,651      (19,919)      167,988
                                        --------     --------     --------     ---------
   Class D:
     Shares Issued                            --           --           61           924
     Reinvestment of Cash
       Distributions                          --           --            8            77
     Shares Redeemed                          --           --         (416)         (557)
                                        --------     --------     --------     ---------
     Increase/(Decrease) in
       Net Assets Derived from
       Class D Transactions                   --           --         (347)          444
                                        --------     --------     --------     ---------
     Increase/(Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                       61,857      217,651      (20,266)      168,432
                                        --------     --------     --------     ---------
     Net Increase/(Decrease)
       in Net Assets                      49,812      106,673      154,446       (25,272)
                                        --------     --------     --------     ---------
NET ASSETS:
Beginning of Period                      430,010      323,337      538,344       563,616
                                        --------     --------     --------     ---------
End of Period                           $479,823     $430,010     $692,790      $538,344
                                        ========     ========     ========     =========

SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                        12,250       23,720       14,229        21,710
     Shares Issued in Lieu of
       Cash Distributions                    374        1,966          128           853
     Shares Redeemed                      (8,129)     (12,352)     (14,925)      (12,410)
                                        --------     --------     --------     ---------
Total Class A Transactions                 4,495       13,334         (568)       10,153
                                        ========     ========     ========     =========
   Class D:
     Shares Issued                            --           --            4            57
     Shares Issued in Lieu of
       Cash Distributions                     --           --            1             5
     Shares Redeemed                          --           --          (28)          (32)
                                        --------     --------     --------     ---------
Total Class D Transactions                    --           --          (23)           30
                                        --------     --------     --------     ---------
     Undistributed Net
       Investment Income/(Loss)         $    272     $    530     $ (2,273)    $      --
                                        ========     ========     ========     =========


(1)THE TAX MANAGED LARGE CAP FUND COMMENCED OPERATIONS ON MARCH 4, 1998.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                  -----------------------  -----------------------   ----------------------
                                          MID CAP            CAPITAL APPRECIATION            EQUITY
                                           VALUE                   GROWTH                    INCOME
                                  -----------------------  ----------   ----------   ----------   ---------
                                   10/1/98-     10/1/97-    10/1/98-      10/1/97-    10/1/98-     10/1/97-
                                   3/31/99      9/30/98     3/31/99       9/30/98     3/31/99      9/30/98
                                 ----------   ----------   ----------   ----------   ----------   ---------
OPERATIONS:
   Net Investment Income/(Loss)   $     80     $    376     $    399     $  1,502     $    884     $  2,736
   Net Realized Gain (Loss) from
     Investment Transactions           681        3,053       10,470       32,570       15,977       29,966
   Net Change in Unrealized
     Appreciation/(Depreciation)
     of Investments                  4,802      (10,148)      17,585      (21,720)       2,003      (27,624)
                                  --------     --------     --------     --------    ---------     --------
   Net increase/(Decrease) in
     Net Assets from Operations      5,563       (6,719)      28,454       12,352       18,864        5,078
                                  --------     --------     --------     --------    ---------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                          (121)        (344)        (592)      (1,501)        (997)      (3,519)
     Class D                            --           --           --           --           --           --
   Net Realized Gains:
     Class A                        (2,535)      (5,482)     (30,075)     (45,107)     (29,773)     (31,064)
     Class D                            --           --           --           --           --           --
                                  --------     --------     --------     --------    ---------     --------
     Total Distributions            (2,656)      (5,826)     (30,667)     (46,608)     (30,770)     (34,583)
                                  --------     --------     --------     --------    ---------     --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                   6,056       19,585       18,148       32,355       14,167       25,510
     Reinvestment of Cash
       Distributions                 2,046        4,021       23,468       32,093       13,964       13,168
     Shares Redeemed               (10,539)     (10,948)     (39,911)     (75,689)     (29,113)     (66,363)
                                  --------     --------     --------     --------    ---------     --------
     Increase/(Decrease) in Net
       Assets Derived from
       Class A Transactions         (2,437)      12,658        1,705      (11,241)        (982)     (27,685)
                                  --------     --------     --------     --------    ---------     --------
   Class D:
     Shares Issued                      --           --           --           --           --           --
     Reinvestment of Cash
       Distributions                    --           --           --           --           --           --
     Shares Redeemed                    --           --           --           --           --           --
                                  --------     --------     --------     --------    ---------     --------
     Increase/(Decrease) in
       Net Assets Derived from
       Class D Transactions             --           --           --           --           --           --
                                  --------     --------     --------     --------    ---------     --------
     Increase/(Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                 (2,437)      12,658        1,705      (11,241)        (982)     (27,685)
                                  --------     --------     --------     --------    ---------     --------
     Net Increase/(Decrease)
       in Net Assets                   470          113         (508)     (45,497)     (12,888)     (57,190)
                                  --------     --------     --------     --------    ---------     --------
NET ASSETS:
Beginning of Period                 35,160       35,047      118,741      164,238      116,576      173,766
                                  --------     --------     --------     --------    ---------     --------
End of Period                      $35,630      $35,160     $118,233     $118,741     $103,688     $116,576
                                  ========     ========     ========     ========    =========     ========

SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                     401        1,129        1,348         2,140       1,070        1,610
     Shares Issued in Lieu of
       Cash Distributions              138          241        1,889         2,352       1,129          872
     Shares Redeemed                  (689)        (651)      (2,948)       (5,038)     (2,144)      (4,144)
                                  --------     --------     --------    ----------   ---------     --------
Total Class A Transactions            (150)        (719)         289          (546)         55       (1,662)
                                  ========     ========     ========    ==========   =========     ========
   Class D:
     Shares Issued                      --           --           --            --          --           --
     Shares Issued in Lieu of
       Cash Distributions               --           --           --            --          --           --
     Shares Redeemed                    --           --           --            --          --           --
                                  --------     --------     --------    ----------   ---------     --------
     Total Class D Transactions         --           --           --            --          --           --
                                  ========     ========     ========    ==========   =========     ========
     Undistributed Net
       Investment Income/(Loss)   $      6     $     47     $    169    $      363   $     468     $    581
                                  ========     ========     ========    ==========   =========     ========



                                  -----------------------  -----------------------   ----------------------
                                                                  CORE FIXED                HIGH YIELD
                                          BALANCED                  INCOME                     BOND
                                  -----------------------  ----------   ----------   ----------   ---------
                                   10/1/98-     10/1/97-    10/1/98-      10/1/97-    10/1/98-     10/1/97-
                                   3/31/99      9/30/98     3/31/99       9/30/98     3/31/99      9/30/98
                                 ----------   ----------   ----------   ----------   ----------   ---------
OPERATIONS:
   Net Investment Income/(Loss)   $    758     $  1,507    $   43,847   $   70,603    $ 17,814     $ 24,014
   Net Realized Gain (Loss) from
     Investment Transactions         1,893        7,888        (4,460)      29,954      (1,955)       3,851
   Net Change in Unrealized
     Appreciation/(Depreciation)
     of Investments                  7,638       (2,971)      (46,618)     (35,382)        640      (25,378)
                                  --------     --------    ----------   ----------    --------     --------
   Net increase/(Decrease) in
     Net Assets from Operations     10,289        6,424        (7,231)     135,939      16,499        2,487
                                  --------     --------    ----------   ----------    --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                          (846)      (1,595)      (43,854)     (70,603)    (17,814)     (24,014)
     Class D                            --           --            --           --          --           --
   Net Realized Gains:
     Class A                        (7,596)      (6,148)      (32,584)      (1,847)     (1,963)      (1,688)
     Class D                            --           --            --           --          --           --
                                  --------     --------    ----------   ----------    --------     --------
     Total Distributions            (8,442)      (7,743)      (76,438)     (72,450)    (19,777)     (25,702)
                                  --------     --------    ----------   ----------    --------     --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                   7,778       17,427       762,085      832,979     128,139      194,775
     Reinvestment of Cash
       Distributions                 7,238        7,317        65,176       56,940      19,026       24,467
     Shares Redeemed               (12,311)     (18,364)     (268,186)    (551,458)    (40,727)    (117,547)
                                  --------     --------    ----------   ----------    --------     --------
     Increase/(Decrease) in Net
       Assets Derived from
       Class A Transactions         (2,705)       6,380       559,075      338,461     106,438      101,695
                                  --------     --------    ----------   ----------    --------     --------
   Class D:
     Shares Issued                      --           --            --           --          --           --
     Reinvestment of Cash
       Distributions                    --           --            --           --          --           --
     Shares Redeemed                    --           --            --           --          --           --
                                  --------     --------    ----------   ----------    --------     --------
     Increase/(Decrease) in
       Net Assets Derived from
       Class D Transactions             --           --            --           --          --           --
                                  --------     --------    ----------   ----------    --------     --------
     Increase/(Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                  2,705        6,380       559,075      338,461     106,438      101,695
                                  --------     --------    ----------   ----------    --------     --------
     Net Increase/(Decrease)
       in Net Assets                 4,552        5,061       475,406      401,950     103,160       78,480
                                  --------     --------    ----------   ----------    --------     --------
NET ASSETS:
Beginning of Period                 56,256       51,195     1,465,285    1,063,335     314,937      236,457
                                  --------     --------    ----------   ----------    --------     --------
End of Period                      $60,808      $56,256    $1,940,691   $1,465,285    $418,098     $314,937
                                  ========     ========    ==========   ==========    ========     ========

SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                     852        1,432        72,059       78,521      12,007       16,862
     Shares Issued in Lieu of
       Cash Distributions              586          571         6,141        5,361       1,780        2,121
     Shares Redeemed                  (962)      (1,373)      (25,166)     (51,924)     (3,816)     (10,131)
                                  --------     --------    ----------    ---------    --------     --------
Total Class A Transactions             476          630        53,034       31,958       9,971        8,852
                                  ========     ========    ==========    =========    ========     ========
   Class D:
     Shares Issued                      --           --            --           --          --           --
     Shares Issued in Lieu of
       Cash Distributions               --           --            --           --          --           --
     Shares Redeemed                    --           --            --           --          --           --
                                  --------     --------    ----------    ---------    --------     --------
     Total Class D Transactions         --           --            --           --          --           --
                                  ========     ========    ==========    =========    ========     ========
     Undistributed Net
       Investment Income/(Loss)   $    375     $    426    $       39    $      46    $     (1)    $     (1)
                                  ========     ========    ==========    =========    ========     ========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31, 1999 (UNAUDITED) AND FOR THE YEARS ENDED SEPTEMBER 30.

                                NET REALIZED                                                                     RATIO OF NET
                                    AND                  DISTRIBUTIONS                                            INVESTMENT
          NET ASSET    NET       UNREALIZED   DIVIDENDS      FROM                                      RATIO OF     INCOME
            VALUE,  INVESTMENT     GAINS      FROM NET     REALIZED    NET ASSET         NET ASSETS    EXPENSES     (LOSS)
          BEGINNING  INCOME       (LOSSES)   INVESTMENT    CAPITAL     VALUE, END TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD  (LOSS)    ON SECURITIES   INCOME       GAINS      OF PERIOD  RETURN PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------
  CLASS A
  1999**    $17.31  $ 0.46        $ 2.23       $(0.13)     $(1.01)      $18.86   15.80%  $1,728,252     0.85%        1.37%
  1998       19.37    0.25         (0.42)       (0.26)      (1.63)       17.31   (1.40)   1,410,903     0.85         1.42
  1997       14.78    0.28          5.77        (0.29)      (1.17)       19.37   44.12      866,826     0.85         1.74
  1996       13.00    0.32          2.01        (0.26)      (0.29)       14.78   18.33      515,011     0.83         2.31
  1995       10.71    0.33          2.44        (0.33)      (0.15)       13.00   26.83      331,692     0.76         2.92
---------------------
LARGE CAP GROWTH FUND
---------------------
  CLASS A
  1999**    $21.01  $(0.02)       $ 8.44       $ 0.00      $(0.30)      $29.13   40.39%  $1,775,128     0.85%       (0.18)%
  1998       20.40    0.03          1.62        (0.04)      (1.00)       21.01    8.35    1,379,199     0.85         0.11
  1997       15.03    0.03          6.33        (0.05)      (0.94)       20.40   44.35      800,479     0.85         0.22
  1996       12.75    0.07          2.51        (0.08)      (0.22)       15.03   20.59      482,079     0.82         0.50
  1995(4)    10.00    0.11          2.72        (0.08)         --        12.75   37.90      297,377     0.85         1.15
--------------------------
TAX MANAGED LARGE CAP FUND
--------------------------
  CLASS A
  1999**    $ 9.61  $ 0.04        $ 2.87       $(0.06)     $   --       $12.46   30.24%  $  272,588     0.85%        0.75%
  1998(7)    10.00    0.04         (0.42)       (0.01)         --         9.61   (3.82)     170,097     0.85         1.18
--------------------
SMALL CAP VALUE FUND
--------------------
  CLASS A
  1999**    $13.67  $ 0.02        $(0.13)      $(0.03)     $(0.18)      $13.35   (0.96)% $  466,741     1.10%        0.26%
  1998       17.85    0.05         (2.22)       (0.04)      (1.97)       13.67  (13.68)     430,010     1.10         0.34
  1997       13.17    0.05          5.74        (0.05)      (1.06)       17.85   47.16      323,337     1.11         0.37
  1996       12.19    0.02          1.27        (0.01)      (0.30)       13.17   10.86      163,177     1.11         0.15
  1995(5)    10.00    0.03          2.19        (0.03)         --        12.19   29.38      102,975     1.10         0.26
---------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
  1999**    $13.68  $(0.06)        $4.31       $   --      $(0.06)      $17.87   31.15%  $  690,653     1.10%       (0.71)%
  1998       19.32   (0.08)        (4.92)          --       (0.64)       13.68  (26.53)     536,393     1.10        (0.56)
  1997       20.51    0.02          2.64           --       (3.85)       19.32   17.23      561,414     1.10        (0.60)
  1996       19.88   (0.08)         4.37           --       (3.66)       20.51   26.56      380,525     1.10        (0.63)
  1995       14.04   (0.14)         5.98           --          --        19.88   41.65      310,238     1.10        (0.60)
  CLASS D
  1999**    $13.40  $(0.14)        $4.29       $   --      $(0.06)      $17.49   31.05%  $    2,137     1.43%       (1.04)%
  1998       18.99   (0.14)        (4.81)          --       (0.64)       13.40  (26.74)       1,951     1.46        (0.92)
  1997       20.29   (0.11)         2.66           --       (3.85)       18.99   16.80*       2,202     1.46        (0.95)
  1996       19.78   (0.07)         4.24           --       (3.66)       20.29   26.01*       1,826     1.49        (1.02)
  1995       13.99   (0.09)         5.88           --          --        19.78   41.44*         786     1.50        (1.03)


                      RATIO OF NET
            RATIO OF   INVESTMENT
            EXPENSES  INCOME (LOSS)
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO
           (EXCLUDING  (EXCLUDING   TURNOVER
             WAIVERS)    WAIVERS)     RATE
---------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------
  CLASS A
  1999**      0.85%       1.37%        26%
  1998        0.85        1.42         79
  1997        0.85        1.74         67
  1996        0.83        2.31         75
  1995        0.82        2.86         99
---------------------
LARGE CAP GROWTH FUND
---------------------
  CLASS A
  1999**      0.90%      (0.23)%       18%
  1998        0.90        0.06)        80
  1997        0.90        0.17         73
  1996        0.87        0.45         90
  1995(4)     0.89        1.11         44
--------------------------
TAX MANAGED LARGE CAP FUND
--------------------------
  CLASS A
  1999**      0.90%       0.70%         8%
  1998(7)     0.90        1.13         12
--------------------
SMALL CAP VALUE FUND
--------------------
  CLASS A
  1999**      1.10%       0.26%        56%
  1998        1.10        0.34         77
  1997        1.11        0.37         98
  1996        1.11        0.15        121
  1995(5)     1.12        0.24         64
---------------------
SMALL CAP GROWTH FUND
---------------------
  CLASS A
  1999**      1.10%      (0.71)%       62%
  1998        1.10       (0.56)       128
  1997        1.10       (0.60)       107
  1996        1.11       (0.64)       167
  1995        1.13       (0.63)       113
  CLASS D
  1999**      1.43%      (1.04)%       62%
  1998        1.46       (0.92)       128
  1997        1.46       (0.95)       107
  1996        1.49       (1.02)       167
  1995        1.55       (1.08)       113

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




                                NET REALIZED                                                                     RATIO OF NET
                                     AND                  DISTRIBUTIONS                                            INVESTMENT
          NET ASSET              UNREALIZED   DIVIDENDS      FROM                                      RATIO OF     INCOME
            VALUE,     NET         GAINS      FROM NET     REALIZED    NET ASSET         NET ASSETS    EXPENSES     (LOSS)
          BEGINNING INVESTMENT    (LOSSES)   INVESTMENT    CAPITAL     VALUE, END TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD  INCOME    ON SECURITIES   INCOME       GAINS      OF PERIOD  RETURN PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
------------
MID-CAP FUND
------------
  CLASS A
  1999**    $14.00  $ 0.03        $ 2.13       $(0.05)     $(1.02)      $15.09   15.60%  $   37,368     1.00%        0.43%
  1998       19.56    0.13         (2.67)       (0.15)      (2.87)       14.00  (15.41)      35,160     1.00         0.93
  1997       14.96    0.13          5.86        (0.14)      (1.25)       19.56   43.13       35,047     0.93         0.79
  1996       13.04    0.18          1.89        (0.15)         --        14.96   16.03       24,954     0.77         1.28
  1995       10.89    0.01          2.14           --          --        13.04   19.78       27,898     0.94         0.04
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  CLASS A
  1999**    $14.01  $ 0.05         $3.18       $(0.07)     $(3.68)      $13.49   25.36%  $  124,891     0.84%        0.64%
  1998       18.20    0.16           .92        (0.16)      (5.11)       14.01    7.08      118,741     0.84         1.03
  1997       18.14    0.21          4.65        (0.22)      (4.58)       18.20   34.02      164,238     0.84         1.20
  1996       16.70    0.20          3.18        (0.17)      (1.77)       18.14   22.14      236,581     0.84         1.20
  1995       15.18    0.22          2.42        (0.23)      (0.89)       16.70   19.03      310,693     0.84         1.39
------------------
EQUITY INCOME FUND
------------------
  CLASS A
  1999**    $14.61  $ 0.11         $2.19       $(0.11)     $(3.89)      $12.91   17.25%  $  113,665     0.85%        1.56%
  1998       18.02    0.41         (0.09)       (0.38)      (3.35)       14.61    1.51      116,576     0.85         1.85
  1997       16.40    0.39          4.33        (0.42)      (2.68)       18.02   33.46      173,766     0.85         2.38
  1996       16.07    0.49          2.20        (0.41)      (1.95)       16.40   18.17      202,823     0.83         3.00
  1995       14.06    0.55          2.48        (0.55)      (0.47)       16.07   23.00      250,609     0.82         3.72
-------------
BALANCED FUND
-------------
  CLASS A
  1999**    $13.17  $ 0.16         $1.42       $(0.19)     $(1.75)      $12.81   12.75%  $   59,447     0.75%        2.56%
  1998       14.06    0.41          0.80        (0.40)      (1.70)       13.17    9.49       56,256     0.75         2.90
  1997       13.94    0.41          2.27        (0.42)      (2.14)       14.06   22.38       51,195     0.75         3.15
  1996       12.76    0.42          1.44        (0.34)      (0.34)       13.94   15.01       57,915     0.75         2.98
  1995       11.52    0.34          1.34        (0.34)      (0.10)       12.76   15.05       70,464     0.75         2.92



                      RATIO OF NET
            RATIO OF   INVESTMENT
             EXPENSES    INCOME
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO
           (EXCLUDING  (EXCLUDING   TURNOVER
             WAIVERS)    WAIVERS)     RATE
----------------------------------------------
------------
MID-CAP FUND
------------
  CLASS A
  1999**      1.00%       0.43%        57%
  1998        1.00        0.93        106
  1997        0.94        0.78         92
  1996        0.88        1.17        101
  1995        1.09       (0.11)       108
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  CLASS A
  1999**      0.89%       0.59%        69%
  1998        0.89        0.98        238
  1997        0.89        1.15        178
  1996        0.86        1.18        153
  1995        0.89        1.34        107
------------------
EQUITY INCOME FUND
------------------
  CLASS A
  1999**      0.90%       1.51%        42%
  1998        0.90        1.80         66
  1997        0.90        2.33         40
  1996        0.86        2.97         43
  1995        0.88        3.66         47
-------------
BALANCED FUND
-------------
  CLASS A
  1999**      0.80%       2.51%       100%
  1998        0.80        2.85        183
  1997        0.81        3.09        197
  1996        0.84        2.89        143
  1995        0.90        2.77        159

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31, 1999 (UNAUDITED) AND FOR THE YEARS ENDED SEPTEMBER 30.

For a share outstanding throughout the period

                                NET REALIZED
                                    AND                  DISTRIBUTIONS                                           RATIO OF NET
          NET ASSET              UNREALIZED   DIVIDENDS      FROM                                      RATIO OF   INVESTMENT
            VALUE,     NET         GAINS      FROM NET     REALIZED    NET ASSET         NET ASSETS    EXPENSES     INCOME
          BEGINNING INVESTMENT    (LOSSES)   INVESTMENT    CAPITAL     VALUE, END TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD  INCOME    ON SECURITIES   INCOME       GAINS      OF PERIOD  RETURN PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
----------------------
CORE FIXED INCOME FUND
----------------------
  CLASS A
  1999**    $10.92  $ 0.28        $(0.32)      $(0.28)     $(0.23)      $10.37   (0.21)% $1,647,312     0.60%        5.34%
  1998       10.40    0.61          0.54        (0.61)      (0.02)       10.92   11.42    1,465,285     0.60         5.77
  1997       10.23    0.63          0.33        (0.63)      (0.16)       10.40    9.80    1,063,335     0.60         6.17
  1996       10.46    0.64         (0.18)       (0.69)         --        10.23    4.51      655,300     0.57         6.24
  1995        9.65    0.65          0.82        (0.66)         --        10.46   15.87      419,959     0.55         6.60
-------------------
HIGH YIELD BOND FUND
--------------------
  CLASS A
  1999**    $10.81  $ 0.51        $(0.05)      $(0.52)     $(0.06)      $10.69    2.18%  $  365,232     0.85%        9.78%
  1998       11.66    1.04         (0.75)       (1.04)      (0.10)       10.81    2.25      314,937     0.85         8.94
  1997       11.14    1.04          0.57        (1.04)      (0.05)       11.66   15.30      236,457     0.86         9.33
  1996       10.64    0.94          0.62        (1.03)      (0.03)       11.14   15.46      107,545     0.87         9.01
  1995(6)    10.00    0.67          0.55        (0.58)         --        10.64   17.72       23,724     0.67        10.02


                      RATIO OF NET
            RATIO OF   INVESTMENT
            EXPENSES     INCOME
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO
           (EXCLUDING  (EXCLUDING   TURNOVER
             WAIVERS)    WAIVERS)     RATE
---------------------------------------------
----------------------
CORE FIXED INCOME FUND
----------------------
  CLASS A
 1999**       0.60%       5.34%       178%
  1998        0.60        5.77        344
  1997        0.61        6.16        216
  1996        0.64        6.17        311
  1995        0.68        6.47        294
--------------------
HIGH YIELD BOND FUND
--------------------
  CLASS A
  1999**      0.89%       9.74%         9%
  1998        0.89        8.90         56
  1997        0.91        9.28         68
  1996        0.94        8.94         55
  1995(6)     0.86        9.83         56


   1 MID-CAP CLASS A SHARES WERE OFFERED BEGINNING FEBRUARY 16, 1993. ALL RATIOS
     INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   2 SMALL CAP GROWTH CLASS A SHARES WERE OFFERED BEGINNING APRIL 20, 1992. ALL
     RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   3 SMALL CAP GROWTH CLASS D SHARES WERE OFFERED MAY 2, 1994. ALL RATIOS
     INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   4 LARGE CAP GROWTH SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL
     RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   5 SMALL CAP VALUE SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL RATIOS
     INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   6 HIGH YIELD BOND SHARES WERE OFFERED BEGINNING JANUARY 11, 1995. ALL RATIOS
     INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   7 TAX MANAGED LARGE CAP CLASS A SHARES WERE OFFERED BEGINNING MARCH 4, 1998.
     ALL RATIOS HAVE BEEN ANNUALIZED.
   * SALES LOAD IS NOT REFLECTED IN TOTAL RETURN.
  ** FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1999. ALL RATIOS EXCEPT TOTAL
     RETURN AND PORTFOLIO TURNOVER FOR THAT PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)



1.    ORGANIZATION
     SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with eleven diversified Funds (the "Funds"): Large Cap Value, Large Cap Growth, Tax Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond. The Trust is registered to offer Class A shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond Funds and Class D shares of the Small Cap Growth Fund. The Funds' prospectus provides a description of each Funds' investment objective, policies, and strategies.

2.    SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.
     SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE--Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--Amortization and accretion is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the funds on the basis of relative net assets.
     CLASSES--Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     FUTURES CONTRACTS--The Large Cap Growth, Large Cap Value, Tax Managed Large Cap, Small Cap Value, Small Cap Growth, Capital Appreciation and Equity Income Funds utilized S&P 500 Index futures contracts and the Core Fixed Income Fund utilized U.S. Long T-Bond and five and ten year note futures contracts during the period ended March 31, 1999 . The Funds' investment in S&P 500 Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.
     OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.
     STRUCTURED NOTES AND INDEXED NOTES--The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.
     The reclassifications were as follows:
                                   ACCUMULATED        UNDISTRIBUTED
                      PAID-IN-       REALIZED           INVESTMENT
                      CAPITAL       GAIN (LOSS)        INCOME/(LOSS)
                       (000)           (000)              (000)
                     ----------   ----------------    ----------------
Large Cap Value       $13,716        $ (11,965)          $(1,751)
Large Cap Growth        5,216           (5,109)             (107)
Tax Managed Large Cap      --               --                --
Small Cap Value            --               15               (15)
Small Cap Growth        1,471           (4,771)            3,300
Mid-Cap                    --               25               (25)
Capital Appreciation       --               --                --
Equity Income              --              (16)               16
Balanced                   --               --                --
Core Fixed Income          --              (31)               31
High Yield Bond            --             (115)              115

     The Large Cap Value and Large Cap Growth Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
     These reclassifications have no effect on net assets or net asset values per share.

--------------------------------------------------------------------------------

     OTHER--Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.
     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

3.    MANAGEMENT, INVESTMENT ADVISORY, AND DISTRIBUTION AGREEMENTS
     The Trust and SEI Investments Fund Management (the "Manager"), are parties to amanagement agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, and High Yield Bond Funds; and .28% of the average daily net assets of the Core Fixed Income Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Fund's average daily net assets, at an annual rate of .40% of the Large Cap Growth, Tax Managed Large Cap, Mid-Cap, Capital Appreciation, Equity Income and Balanced Funds' average daily net assets, at an annual rate of .65% of the Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of .275% of the Core Fixed Income Fund's average daily net assets and .4875% of the High Yield Bond Fund's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to .05% of the average daily net assets of the Large Cap Growth, Tax Managed Large Cap, Capital Appreciation, Equity Income, and Balanced Funds.
     Mellon Equity Associates, LLC, LSV Asset Management and Sanford C. Bernstein & Co., Inc. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 16, 1994, March 31, 1995 and December 15, 1997, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Alliance Capital Management L.P., Provident Investment Counsel, Inc., and Trust Company of the West each serve as an investment sub-adviser to a portion of the assets of the Large Cap Growth Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 16, 1994, May 1, 1996 and September 18, 1998, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Alliance Capital Management L.P., Mellon Equity Associates, LLC and Sanford
C. Bernstein & Co. each serve as an investment sub-adviser to a portion of the assets of the Tax Managed Large Cap Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated February 23, 1998. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


     LSV Asset Management L.P., Boston Partners Asset Management, L.P., Mellon Equity Associates, LLC, and Artisan Partners, LP each serve as an investment sub-adviser to a portion of the assets of the Small Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated May 30, 1997, December 18, 1994, November 13, 1995, September 21, 1998 and April 1, 1999, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Nicholas-Applegate Capital Management, Inc., Wall Street Associates, Furman Selz Capital Management, LLC, Robertson Stephens Investment Management, and Sawgrass Asset Management, LLC, each serve as an investment sub-adviser to a portion of the assets of the Small Cap Growth Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated August 11, 1995, August 11, 1995, August 11, 1995, March 24, 1998, and April 4, 1999, respectively.
Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Martingale Asset Management, L.P. serves as investment sub-adviser to the Mid-Cap Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated August 14, 1995. Under the investment sub-advisory agreement, Martingale Asset Management, L.P. receives an annual fee, paid by SIMC.
     HighMark Capital Management, Inc. (formerly Pacific Alliance Capital Management) serves as investment sub-adviser to the Equity Income Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated April 1, 1996. Under the investment sub-advisory agreement, HighMark Capital Management receives an annual fee, paid by SIMC.
     STI Capital Management, N.A. ("STI") serves as investment sub-adviser to the Capital Appreciation and Balanced Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated July 10, 1995. Under the investment sub-advisory agreement, STI receives an annual fee for each Fund, paid by SIMC.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated November 13, 1995, January 2, 1996, and November 13, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Credit Suisse Asset Management (formerly BEA Associates) serves as investment sub-adviser to the High Yield Bond Fund and is a party to an investment sub-advisory agreement with the Trust and SIMC dated August 11, 1995. Under the investment sub-advisory agreement, BEA Associates receives an annual fee, paid by SIMC.
     SEI Investments Distribution Company. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A shares (the "Class A Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.
     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4.    TRANSACTIONS WITH AFFILIATES
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings.

--------------------------------------------------------------------------------

Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     Each of the Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements placed during the period ended March 31, 1999 were $173,993.

5.    INVESTMENT TRANSACTIONS
     The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the period ended March 31, 1999 were as follows:
                                            PURCHASES
                                            ---------
                           U.S. GOV'T.        OTHER             TOTAL
                             (000)            (000)             (000)
                          ------------     ------------      ------------
Large Cap Value           $         --       $826,728         $  826,728
Large Cap Growth                    --        487,188            487,188
Tax Managed Large Cap               --        168,396            168,396
Small Cap Value                     --        294,153            294,153
Small Cap Growth                    --        386,117            386,117
Mid-Cap                             --         20,922             20,922
Capital Appreciation                --         78,317             78,317
Equity Income                       --         44,227             44,227
Balanced                        22,535         32,276             54,811
Core Fixed Income            2,874,322        266,017          3,140,339
High Yield Bond                     --        141,234            141,234

                                              SALES
                                          ------------
                           U.S. GOV'T.        OTHER             TOTAL
                             (000)            (000)             (000)
                          ------------     ------------      ------------
Large Cap Value           $         --       $435,143         $  435,143
Large Cap Growth                    --        307,910            307,910
Tax Managed Large Cap               --         20,117             20,117
Small Cap Value                     --        246,325            246,325
Small Cap Growth                    --        415,027            415,027
Mid-Cap                             --         26,037             26,037
Capital Appreciation                --        101,393            101,393
Equity Income                       --         67,284             67,284
Balanced                        25,894         31,759             57,653
Core Fixed Income            2,639,753        131,970          2,771,723
High Yield Bond                     --         31,706             31,706

     At March 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at March 31, 1999 is as follows:

                                                                NET
                                                             UNREALIZED
                       APPRECIATED         DEPRECIATED      APPRECIATION
                       SECURITIES           SECURITIES      DEPRECIATION
                          (000)               (000)             (000)
                      ------------        ------------      ------------
Large Cap Value         $308,463           $ (103,525)       $204,938
Large Cap Growth         845,020              (41,445)        803,575
Tax Managed
  Large Cap               63,857              (11,893)         51,964
Small Cap Value           51,395              (56,200)         (4,805)
Small Cap Growth         182,536              (45,475)        137,061
Mid-Cap                    6,106               (3,531)          2,575
Capital Appreciation      32,973               (5,048)         27,925
Equity Income             27,951               (2,254)         25,697
Balanced                  12,403               (1,698)         10,705
Core Fixed Income         24,034              (18,123)          5,911
High Yield Bond           14,478              (25,725)        (11,247)

6.    FUTURES CONTRACTS

     The following Funds had futures contracts open as of March 31, 1999:

                                                       UNREALIZED
   CONTRACT     NUMBER OF    TRADE    SETTLEMENT      GAIN/(LOSS)
  DESCRIPTION   CONTRACTS    PRICE      MONTH            (000)
--------------  ---------    ------   -------------   -----------
Large Cap Value

S&P  500           45       1,304.45  June 1999        $   (126)
S&P  500           15       1,291.00  June 1999               9
S&P  500           13       1,276.00  June 1999              56
S&P  500            5       1,303.00  June 1999             (12)
                                                       --------
                                                       $    (73)
                                                       ========
Large Cap Growth

S&P 500            48         982.60  December 1998    $(11,792)
S&P 500             5       1,182.50  December 1998      (1,478)
S&P 500             3       1,166.80  December 1998        (875)
S&P 500             2       1,122.00  December 1998        (561)
S&P 500             1       1,181.30  December 1998        (295)
S&P 500            45       1,304.45  June 1999            (126)
S&P 500            13       1,289.00  June 1999              14
S&P 500            10       1,303.00  June 1999             (24)
S&P 500             6       1,291.00  June 1999              (3)
                                                       --------
                                                       $(15,134)
                                                       ========

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1999 (UNAUDITED)


                                                UNREALIZED
   CONTRACT     NUMBER OF    TRADE    SETTLEMENT      GAIN/(LOSS)
  DESCRIPTION   CONTRACTS    PRICE      MONTH            (000)
--------------  ---------    ------   -------------   -----------
Tax Managed Large Cap

S&P  500           15       1,304.45  June 1999        $    (42)
S&P  500            6       1,276.00  June 1999              26
S&P  500            5       1,303.00  June 1999             (12)
S&P  500            3       1,291.00  June 1999               1
S&P  500            3       1,311.00  June 1999             (13)
S&P  500            3       1,321.00  June 1999             (21)
S&P  500            1       1,305.00  June 1999              (3)
                                                       --------
                                                       $    (64)
                                                       ========

Small Cap Value

S&P  500           65       1,304.45  June 1999        $   (182)
S&P  500           18       1,289.00  June 1999              19
S&P  500            4       1,304.50  June 1999             (11)
S&P  500            3       1,317.30  June 1999             (18)
S&P  500            3       1,276.00  June 1999              13
S&P  500            3       1,311.00  June 1999             (13)
S&P  500            2       1,309.50  June 1999              (8)
S&P  500            2       1,316.00  June 1999             (11)
S&P  500            2       1,306.50  June 1999              (7)
S&P  500            2       1,291.00  June 1999               1
S&P  500            1       1,334.00  June 1999             (10)
S&P  500            1       1,311.30  June 1999              (5)
S&P  500            1       1,306.50  June 1999              (3)
S&P  500            1       1,305.00  June 1999              (3)
S&P  500            1       1,321.50  June 1999              (7)
                                                       --------
                                                       $   (245)
                                                       ========

Small Cap Growth

S&P  500           25       1,304.45  June 1999        $    (70)
S&P  500           17       1,311.00  June 1999             (75)
S&P  500           12       1,289.00  June 1999              13
S&P  500            4       1,321.50  June 1999             (28)
S&P  500            1       1,291.00  June 1999               0
                                                       --------
                                                       $   (160)
                                                       ========

Capital Appreciation

S&P  500           11       1,334.00  June 1999        $   (112)
S&P  500           10       1,304.45  June 1999             (28)
S&P  500            2       1,276.00  June 1999               9
S&P  500            2       1,291.00  June 1999               1
S&P  500            1       1,311.30  June 1999              (5)
                                                       --------
                                                       $   (135)
                                                       ========

Equity Income

S&P  500           14       1,317.30  June 1999        $    (84)
S&P  500            4       1,304.45  June 1999             (11)
S&P  500            1       1,305.00  June 1999              (3)
                                                       --------
                                                       $    (98)
                                                       ========


                                                         UNREALIZED
   CONTRACT        NUMBER OF    TRADE    SETTLEMENT      GAIN/(LOSS)
  DESCRIPTION      CONTRACTS    PRICE      MONTH            (000)
--------------     ---------    ------   -------------   -----------
Core Fixed Income

U.S. 5 Year Note      98       111.34    June 1999        $      9
U.S. 5 Year Note      78       111.61    June 1999             (14)
U.S. 5 Year Note      54       110.92    June 1999              28
U.S. 5 Year Note      54       111.24    June 1999              10
U.S. 5 Year Note      42       111.49    June 1999              (3)
U.S. 5 Year Note      25       111.46    June 1999              (1)
U.S. 5 Year Note      18       111.06    June 1999               6
U.S. 5 Year Note     (14)      111.77    June 1999               4
U.S. 5 Year Note     (25)      111.30    June 1999              (3)
U.S. 5 Year Note     (55)      111.86    June 1999              23

U.S. 10 Year Note     41       114.72    June 1999              (1)
U.S. 10 Year Note     (8)      114.81    June 1999               1
U.S. 10 Year Note    (15)      114.59    June 1999              (1)
U.S. 10 Year Note    (35)      114.92    June 1999               8
U.S. 10 Year Note    (67)      115.38    June 1999              46

U.S. 30 Year T Bond  469       120.49    June 1999              31
U.S. 30 Year T Bond   68       120.25    June 1999              21
U.S. 30 Year T Bond   53       121.55    June 1999             (53)
U.S. 30 Year T Bond   41       120.78    June 1999              (9)
U.S. 30 Year T Bond   41       120.80    June 1999             (10)
U.S. 30 Year T Bond  (20)     119.72     June 1999             (17)
                                                          --------
                                                          $     75
                                                          ========

------------------
SEI INSTITUTIONAL
MANAGED TRUST
------------------
SEMI-ANNUAL REPORT
------------------
MARCH 31, 1999

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
EQUITY & BALANCED FUNDS
SEI Investments Management Corporation
FIXED INCOME FUNDS
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

FOR MORE INFORMATION CALL 1[bullet]800[bullet]DIAL[bullet]SEI/1[bullet] 800[bullet]342[bullet]5734

[LOGO OMITTED]
INVESTMENTS
DISTRIBUTION
CO.
OAKS, PA 19456 800-DIAL-SEI/800-342-5734


SEI-F-092-06